UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2024
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Seix Tax-Exempt Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2024.
As the outlook for inflation and interest rates improved, markets showed strength in the fourth quarter of 2023 and the first quarter of 2024. The efforts of the Federal Reserve (“Fed”) and other central banks to manage inflation appeared more likely to generate an economic “soft landing,” and there was hope for rate cuts on the horizon. Investor optimism about the possibilities for artificial intelligence (AI) also drove markets higher.
Domestic equity indexes posted strong returns for the six months ended March 31, 2024. U.S. large-capitalization stocks led the way with a return of 23.48%, as measured by the S&P 500® Index, while small-cap stocks returned 19.94%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 16.81%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 10.42%.
In fixed income markets, the yield on the 10-year Treasury declined to 4.20% on March 31, 2024, from 4.59% on September 30, 2023. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 5.99% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 8.75%.
Please call our customer service team at 800-243-1574 if you have any questions about the change. Thank you for entrusting the Virtus Funds with your assets.
Sincerly,
George R. Aylward
President and Trustee, Virtus Funds
May 2024
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares (except for Newfleet Multi-Sector Short Term Bond Fund), and C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares for Newfleet Multi-Sector Short Term Bond Fund are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,066.70	0.77%	$ 3.98
	Class C	1,000.00	1,063.80	1.52	7.84
	Class I	1,000.00	1,068.40	0.52	2.69
	Class R6	1,000.00	1,067.80	0.43	2.22
Newfleet High Yield Fund
	Class A	1,000.00	1,078.10	0.98	5.09
	Class C	1,000.00	1,074.80	1.72	8.92
	Class I	1,000.00	1,079.30	0.72	3.74
	Class R6	1,000.00	1,082.90	0.59	3.07
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,044.90	0.75	3.83
	Class C	1,000.00	1,041.00	1.50	7.65
	Class I	1,000.00	1,047.20	0.50	2.56
	Class R6	1,000.00	1,047.50	0.43	2.20
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,071.20	0.99	5.13
	Class C	1,000.00	1,066.40	1.74	8.99
	Class I	1,000.00	1,072.10	0.74	3.83
	Class R6	1,000.00	1,072.60	0.60	3.11
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,048.20	0.90	4.61
	Class C	1,000.00	1,048.40	1.16	5.94
	Class C1	1,000.00	1,046.10	1.66	8.49
	Class I	1,000.00	1,051.80	0.65	3.33
	Class R6	1,000.00	1,052.00	0.52	2.67
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,050.60	0.97	4.97
	Class C	1,000.00	1,045.50	1.72	8.80
	Class I	1,000.00	1,050.70	0.72	3.69
	Class R6	1,000.00	1,051.40	0.60	3.08

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,056.40	0.83%	$4.27
	Class C	1,000.00	1,051.50	1.58	8.10
	Class I	1,000.00	1,057.70	0.58	2.98

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,021.15	0.77%	$ 3.89
	Class C	1,000.00	1,017.40	1.52	7.67
	Class I	1,000.00	1,022.40	0.52	2.63
	Class R6	1,000.00	1,022.85	0.43	2.17
Newfleet High Yield Fund
	Class A	1,000.00	1,020.10	0.98	4.95
	Class C	1,000.00	1,016.40	1.72	8.67
	Class I	1,000.00	1,021.40	0.72	3.64
	Class R6	1,000.00	1,022.05	0.59	2.98
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.25	0.75	3.79
	Class C	1,000.00	1,017.50	1.50	7.57
	Class I	1,000.00	1,022.50	0.50	2.53
	Class R6	1,000.00	1,022.85	0.43	2.17
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.05	0.99	5.00
	Class C	1,000.00	1,016.30	1.74	8.77
	Class I	1,000.00	1,021.30	0.74	3.74
	Class R6	1,000.00	1,022.00	0.60	3.03
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,020.50	0.90	4.55
	Class C	1,000.00	1,019.20	1.16	5.86
	Class C1	1,000.00	1,016.70	1.66	8.37
	Class I	1,000.00	1,021.75	0.65	3.29
	Class R6	1,000.00	1,022.40	0.52	2.63
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,020.15	0.97	4.90
	Class C	1,000.00	1,016.40	1.72	8.67
	Class I	1,000.00	1,021.40	0.72	3.64
	Class R6	1,000.00	1,022.00	0.60	3.03

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,020.85	0.83%	$4.19
	Class C	1,000.00	1,017.10	1.58	7.97
	Class I	1,000.00	1,022.10	0.58	2.93

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans but backs or guarantees them in the secondary mortgage market.
Federal Reserve (“Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Gross Domestic Product (“GDP”)
The market value of all officially recognized final goods and services produced within a country in a given period.
Headline Inflation
Headline inflation is the total inflation in an economy, as measured by inflation in the prices of a basket of goods that includes commodities like food and energy.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2024
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2024
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of
March 31, 2024.
Newfleet Core Plus Bond Fund
Corporate Bonds and Notes		32%
Financials	13%
Energy	3
Utilities	3
All other Corporate Bonds and Notes	13
Mortgage-Backed Securities		28
U.S. Government Securities		19
Asset-Backed Securities		13
Leveraged Loans		6
Other (includes short-term investment and securities lending collateral)		2
Total		100%

Newfleet High Yield Fund
Corporate Bonds and Notes		92%
Energy	20%
Financials	18
Consumer Discretionary	11
All other Corporate Bonds and Notes	43
Securities Lending Collateral		5
Leveraged Loans		2
Other		1
Total		100%

Newfleet Low Duration Core Plus Bond Fund
Asset-Backed Securities		35%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		23
Financials	11%
Industrials	2
Utilities	2
All other Corporate Bonds and Notes	8
Leveraged Loans		6
U.S. Government Securities		6
Other (includes securities lending collateral)		2
Total		100%

Newfleet Multi-Sector Intermediate Bond Fund
Corporate Bonds and Notes		37%
Financials	12%
Energy	7
Industrials	4
All other Corporate Bonds and Notes	14
Mortgage-Backed Securities		19
Leveraged Loans		15
Asset-Backed Securities		15
Foreign Government Securities		8
U.S. Government Securities		5
Other (includes short-term investment and securities lending collateral)		1
Total		100%

Newfleet Multi-Sector Short Term Bond Fund
Corporate Bonds and Notes		27%
Financials	11%
Energy	4
Industrials	2
All other Corporate Bonds and Notes	10
Asset-Backed Securities		26
Mortgage-Backed Securities		26
Leveraged Loans		10
U.S. Government Securities		7
Foreign Government Securities		3
Other (includes short-term investment and securities lending collateral)		1
Total		100%

Newfleet Senior Floating Rate Fund
Leveraged Loans		93%
Health Care	13%
Information Technology	12
Service	11
Gaming / Leisure	8
Financials	5
Manufacturing	5
Food / Tobacco	4
All other Leveraged Loans	35
Corporate Bonds and Notes		5
Other (includes short-term investment)		2
Total		100%

Seix Tax-Exempt Bond Fund
Municipal Bonds	100%
Total	100%

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—18.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 536
3.875%, 5/15/43	1,440	1,329
3.000%, 8/15/48	3,115	2,431
1.375%, 8/15/50	1,320	697
1.875%, 2/15/51	1,335	804
1.875%, 11/15/51	940	563
2.250%, 2/15/52	950	625
2.875%, 5/15/52	985	745
4.000%, 11/15/52	2,800	2,633
3.625%, 2/15/53	1,420	1,247
3.625%, 5/15/53	7,550	6,634
4.125%, 8/15/53	6,110	5,872
4.750%, 11/15/53	6,700	7,152
4.250%, 2/15/54	8,150	8,015
U.S. Treasury Notes
4.250%, 1/31/26	1,125	1,116
2.625%, 2/15/29	650	604
1.500%, 2/15/30	1,265	1,088
3.375%, 5/15/33	2,435	2,281
4.500%, 11/15/33	870	889
4.000%, 2/15/34	4,580	4,504
Total U.S. Government Securities (Identified Cost $53,322)		49,765

Municipal Bond—0.1%
California—0.1%
Santa Clara Valley Water District Revenue Taxable, Series B 2.967%, 6/1/50	250	175
Total Municipal Bond (Identified Cost $250)		175

Foreign Government Securities—1.4%
Dominican Republic 144A 4.875%, 9/23/32(1)	680	610
Federative Republic of Brazil 6.000%, 10/20/33	790	782
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	445	463
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	204
Romania Government International Bond 144A 5.875%, 1/30/29(1)	790	790
United Mexican States
2.659%, 5/24/31	425	354
6.350%, 2/9/35	200	207
6.000%, 5/7/36	200	200
Total Foreign Government Securities (Identified Cost $3,626)		3,610

	Par Value	Value

Mortgage-Backed Securities—27.2%
Agency—5.1%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	$ 484	$ 491
Pool #SD2026 5.000%, 11/1/52	1,531	1,495
Pool #SD3238 5.500%, 12/1/52	148	147
Pool #SD8289 5.500%, 1/1/53	3,028	3,015
Pool #SD8309 6.000%, 3/1/53	2,938	2,967
Pool #SD8317 6.000%, 4/1/53	409	413
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	4	4
Pool #535371 6.500%, 5/1/30	— (2)	— (2)
Pool #590108 7.000%, 7/1/31	2	2
Pool #880117 5.500%, 4/1/36	20	20
Pool #909092 6.000%, 9/1/37	7	8
Pool #909220 6.000%, 8/1/38	67	70
Pool #938574 5.500%, 9/1/36	37	38
Pool #986067 6.000%, 8/1/38	1	1
Pool #FS4438 5.000%, 11/1/52	139	136
Pool #MA4785 5.000%, 10/1/52	333	325
Pool #MA4805 4.500%, 11/1/52	496	472
Pool #MA4980 6.000%, 4/1/53	2,256	2,277
Pool #MA5072 5.500%, 7/1/53	1,825	1,816
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	6	6
		13,703

Non-Agency—22.1%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(3)	777	778
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	130	121
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	154	134
2022-B, A1 144A 3.500%, 3/27/62(1)(3)	854	799
	Par Value	Value

Non-Agency—continued
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(1)	$ 457	$ 447
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	123
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	245
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	96
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	241
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	419
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	480
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	291	250
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	1,240	1,205
2023-1, A1 144A 4.750%, 9/26/67(1)(3)	1,193	1,157
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	600	546
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	63	59
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	26	24
2020-1, A3 144A 3.328%, 3/25/55(1)	850	700
2022-1, A1B 144A 3.269%, 12/25/56(1)(3)	270	240
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.245%, 3/15/37(1)(3)	825	792
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	234
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.223%, 4/15/37(1)(3)	1,070	1,075
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.286%, 2/15/39(1)(3)	262	258
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.692%, 3/15/41(1)(3)	$ 1,240	$ 1,241
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(3)	1,125	991
2022-CLS, A 144A 5.760%, 10/13/27(1)	750	752
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.945%, 9/15/38(1)(3)	635	641
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	73	66
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	151	136
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.888%, 5/25/34(3)	52	47
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(3)	572	529
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	283	269
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	276	269
2022-5, A1 144A 4.550%, 4/25/67(1)(3)	461	461
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	1,501	1,529
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	1,324	1,343
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	965	907
2020-CBM, B 144A 3.099%, 2/10/37(1)	210	202
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	195
2020-1, A1 144A 1.832%, 3/15/50(1)	164	160
2020-3, A 144A 1.358%, 8/15/53(1)	125	116
2020-4, A 144A 1.174%, 12/15/52(1)	197	185
2022-1, A 144A 4.744%, 6/17/55(1)(3)	708	697
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.353%, 5/15/36(1)(3)	$ 369	$ 369
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	30	28
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	305	265
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	403	359
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	32	30
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	900	763
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.139%, 7/15/38(1)(3)	1,198	1,197
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	204
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(3)	38	34
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(3)	394	351
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	910	863
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.240%, 2/15/38(1)(3)	395	330
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,550	1,552
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(3)	873	845
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.814%, 8/15/39(1)(3)	305	307
	Par Value	Value

Non-Agency—continued
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(3)	$ 307	$ 306
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(1)(3)	540	460
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	486	419
2017-5, A1 144A 4.257%, 10/26/48(1)(3)	17	17
LHOME Mortgage Trust
2021-RTL2, A1 144A 3.090%, 6/25/26(1)(3)	19	19
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(3)	225	226
MetLife Securitization Trust 2017-1A, M1 144A 3.454%, 4/25/55(1)(3)	305	267
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(3)	1,063	1,042
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(3)	1,755	1,672
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	194	177
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(3)	572	485
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	155	137
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	86	80
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	831
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	48	45
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	33	31
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	26	24
2016-3A, B1 144A 4.000%, 9/25/56(1)(3)	165	153
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	190	179
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	779	735
2018-2A, A1 144A 4.500%, 2/25/58(1)(3)	93	90
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(3)	650	566
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	903	819
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(3)	$ 414	$ 375
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	254
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	404	383
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(3)	145	120
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(3)	671	616
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	995	1,004
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	936	955
2024-HYB1, A1 144A 3.529%, 3/25/53(1)(3)	734	705
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	574	574
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.676%, 10/19/36(1)(3)	482	484
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 5.115%, 3/25/26(1)(3)	232	230
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(3)	308	274
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(1)(3)	111	110
Progress Residential Trust 2020-SFR3, A 144A 1.294%, 10/17/27(1)	619	580
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	347	292
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(3)	755	722
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(3)	107	91
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(3)	153	153
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	369	373
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(3)	2	2
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(3)	20	19
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(1)(3)	168	133
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(3)	$ 55	$ 45
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(3)	550	563
Towd Point Mortgage Trust
2016-4, B1 144A 4.030%, 7/25/56(1)(3)	310	292
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	340	324
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	570	517
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	670	628
2018-6, A1B 144A 3.750%, 3/25/58(1)(3)	1,000	939
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	600	533
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	109	103
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	990	881
2019-4, A2 144A 3.250%, 10/25/59(1)(3)	240	211
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.044%, 5/25/58(1)(3)	100	104
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	405	370
2021-1, A2 144A 2.750%, 11/25/61(1)(3)	355	287
2023-1, A1 144A 3.750%, 1/25/63(1)	430	404
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	180
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	274
VCAT LLC 2021-NPL2, A1 144A 5.115%, 3/27/51(1)(3)	135	133
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(1)(3)	463	444
2021-R3, A1 144A 1.020%, 4/25/64(1)(3)	153	136
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	881	860
2022-6, A1 144A 4.910%, 6/25/67(1)(3)	950	939
2022-6, A3 144A 4.910%, 6/25/67(1)(3)	813	791
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	1,078	1,070
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	779	782
	Par Value	Value

Non-Agency—continued
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	$ 57	$ 52
2021-1R, A1 144A 1.280%, 5/25/56(1)	260	231
2022-1, A2 144A 5.850%, 8/25/57(1)(3)	436	431
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	361	346
		58,755

Total Mortgage-Backed Securities (Identified Cost $73,782)		72,458

Asset-Backed Securities—12.9%
Automobiles—6.1%
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	270	262
2024-1, C 144A 5.630%, 1/14/30(1)	560	558
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	703
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	360
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	475	481
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	404
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	288	288
Carvana Auto Receivables Trust
2021-N3, D 1.580%, 6/12/28	125	121
2023-N1, C 144A 5.920%, 7/10/29(1)	665	664
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(1)	152	151
2023-D, C 144A 7.170%, 1/15/30(1)	429	440
2024-A, C 144A 5.740%, 4/15/30(1)	540	541
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	489
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	$ 384	$ 382
2023-3A, C 144A 6.400%, 5/15/29(1)	200	202
Exeter Automobile Receivables Trust
2023-1A, B 5.720%, 4/15/27	665	664
2023-2A, B 5.610%, 9/15/27	560	558
2023-5A, B 6.580%, 4/17/28	450	456
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	195	196
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	295	289
2022-1A, C 144A 3.130%, 5/15/28(1)	270	259
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	215	208
2023-2, A2 144A 5.990%, 5/15/28(1)	315	317
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	391
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	361
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	414	415
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	260
2022-1A, A 144A 5.210%, 6/15/27(1)	419	418
2023-2A, D 144A 6.300%, 2/15/31(1)	265	265
2023-4A, C 144A 6.760%, 3/15/29(1)	466	477
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	125	123
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(1)	435	435
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	545	546
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	627	623
	Par Value	Value

Automobiles—continued
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	$ 452	$ 452
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	340	343
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(1)	459	461
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	247	247
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	314
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	253
2023-1A, C 144A 5.740%, 8/15/28(1)	265	265
2024-1A, B 144A 5.550%, 11/15/27(1)	700	699
		16,341

Consumer Loans—0.8%
ACHV ABS Trust
2023-1PL, B 144A 6.800%, 3/18/30(1)	165	166
2023-3PL, B 144A 7.170%, 8/19/30(1)	355	357
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	510	517
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	249	250
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	256	257
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	255
Reach ABS Trust 2023-1A, B 144A 7.330%, 2/18/31(1)	310	314
		2,116

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	270
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	271
		541

	Par Value	Value

Equipment—0.3%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	$ 84	$ 83
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	715	714
		797

Other—5.5%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	340	353
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	444	404
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	295	296
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	434	449
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	3	3
2019-A, A 144A 3.140%, 7/16/40(1)	44	41
2019-A, C 144A 4.010%, 7/16/40(1)	187	170
2020-AA, B 144A 2.790%, 7/17/46(1)	270	243
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	699	646
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	486
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	620	619
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	313	312
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	160	145
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	280
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	179	178
2023-2, B 144A 6.410%, 5/15/34(1)	465	468
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	55	52
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	$ 6	$ 6
2021-1A, A 144A 1.270%, 5/15/41(1)	93	85
2023-2A, A 144A 6.530%, 6/15/49(1)	356	363
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	690	696
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	389	361
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	318	304
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	124	110
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	545	545
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	474	477
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	154	144
2024-1A, A 144A 5.320%, 2/20/43(1)	734	737
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	42	40
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	172	149
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	357	327
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	260	253
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	285	287
2023-3A, B 144A 6.480%, 7/20/29(1)	532	536
2024-1A, B 144A 5.660%, 5/20/30(1)	600	601
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	300	295
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	525	525
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	187
	Par Value	Value

Other—continued
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(1)	$ 675	$ 678
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	229	230
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	319	314
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	28	27
2022-1A, B 144A 3.040%, 7/24/28(1)	425	413
2023-1A, A 144A 7.270%, 3/26/29(1)	326	327
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	385	341
		14,503

Total Asset-Backed Securities (Identified Cost $34,489)		34,298

Corporate Bonds and Notes—31.6%
Communication Services—0.8%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	22
144A 4.750%, 3/1/30(1)	430	369
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	306
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	110
Sprint Capital Corp. 8.750%, 3/15/32	425	515
T-Mobile USA, Inc. 5.050%, 7/15/33	246	243
Vodafone Group plc 5.625%, 2/10/53	520	517
		2,082

Consumer Discretionary—1.4%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	305	293
144A 5.500%, 8/11/32(1)	540	528
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	512
Ford Motor Co. 4.750%, 1/15/43	110	91
Ford Motor Credit Co. LLC 6.800%, 5/12/28	200	208
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	723	664
Newell Brands, Inc. 6.375%, 9/15/27(4)	410	403
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	308
	Par Value	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	$ 250	$ 257
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	130	127
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)	30	30
Tapestry, Inc. 7.850%, 11/27/33	370	402
		3,823

Consumer Staples—0.9%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	228
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	270	281
BAT Capital Corp.
7.750%, 10/19/32	398	449
4.758%, 9/6/49	245	195
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	265	251
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	335
Pilgrim’s Pride Corp. 6.250%, 7/1/33(4)	352	360
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	220	222
		2,321

Energy—3.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	157	156
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	405	416
BP Capital Markets plc 4.875% (5)	950	906
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	135	145
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	160	166
144A 6.544%, 11/15/53(1)	230	249
144A 6.714%, 8/15/63(1)	170	187
CrownRock LP 144A 5.000%, 5/1/29(1)	135	133
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	170	156
Ecopetrol S.A. 8.875%, 1/13/33	175	184
Enbridge, Inc.
7.625%, 1/15/83	320	328
8.500%, 1/15/84	229	249
Energy Transfer LP
Series G 7.125%(5)	215	210
Series H 6.500%(5)	230	225
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	$ 125	$ 126
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	715	577
Genesis Energy LP 8.875%, 4/15/30(4)	240	251
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	110	120
7.500%, 11/15/40	215	245
Kinder Morgan, Inc. 7.750%, 1/15/32	40	45
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	395	393
Occidental Petroleum Corp. 6.125%, 1/1/31	420	435
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	532
Petroleos Mexicanos
6.500%, 3/13/27	485	456
7.690%, 1/23/50	275	198
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)(4)	530	450
Transocean, Inc. 144A 11.500%, 1/30/27(1)	295	307
USA Compression Partners LP 6.875%, 4/1/26	125	125
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	113
Western Midstream Operating LP 5.250%, 2/1/50	710	635
		8,718

Financials—13.0%
AerCap Ireland Capital DAC 3.300%, 1/30/32	605	519
Allianz SE 144A 6.350%, 9/6/53(1)	600	630
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(3)	545	545
American Express Co. 5.625%, 7/28/34	975	983
Aon North America, Inc. 5.750%, 3/1/54	700	718
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	510	515
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	266
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	534
Ashtead Capital, Inc. 144A 5.800%, 4/15/34(1)	200	200
	Par Value	Value

Financials—continued
Athene Holding Ltd. 6.250%, 4/1/54	$ 185	$ 188
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	70	73
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	183	175
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(5)	235	242
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	212
Bank of America Corp.
2.687%, 4/22/32	975	825
5.288%, 4/25/34	300	299
2.482%, 9/21/36	635	508
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	209
Series G 4.700%(5)	670	657
Barclays plc 7.437%, 11/2/33	400	444
BAT Capital Corp. 4.390%, 8/15/37	245	206
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	185
BlackRock Funding, Inc. 5.250%, 3/14/54	615	618
Blackstone Private Credit Fund
2.625%, 12/15/26	144	131
144A 7.300%, 11/27/28(1)	240	250
Blue Owl Credit Income Corp.
4.700%, 2/8/27	185	176
144A 6.650%, 3/15/31(1)	185	181
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	865	724
BPCE S.A. 144A 7.003%, 10/19/34(1)	500	544
Brookfield Capital Finance LLC 6.087%, 6/14/33	140	147
Brookfield Finance, Inc. 6.350%, 1/5/34	385	410
Capital One Financial Corp.
2.359%, 7/29/32	422	325
6.051%, 2/1/35	245	249
Charles Schwab Corp. (The)
6.136%, 8/24/34	450	469
Series H 4.000%(5)	240	203
Citigroup, Inc.
3.980%, 3/20/30	465	438
6.270%, 11/17/33	255	269
6.174%, 5/25/34	273	277
Citizens Bank N.A. 2.250%, 4/28/25	500	481
	Par Value	Value

Financials—continued
Citizens Financial Group, Inc. 5.841%, 1/23/30	$ 279	$ 279
Corebridge Financial, Inc. 6.875%, 12/15/52	760	761
Discover Bank 4.650%, 9/13/28	250	242
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	262
Fifth Third Bancorp 4.337%, 4/25/33	375	342
GA Global Funding Trust 144A 1.625%, 1/15/26(1)	315	316
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	360	361
Glencore Funding LLC 144A 5.634%, 4/4/34(1)	640	642
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	256	284
144A 6.750%, 3/15/54(1)	160	164
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	409
3.102%, 2/24/33	445	381
6.450%, 5/1/36	145	155
HUB International Ltd. 144A 7.250%, 6/15/30(1)	70	72
Huntington Bancshares, Inc. 2.550%, 2/4/30	180	153
Huntington National Bank (The) 5.699%, 11/18/25	500	497
JPMorgan Chase & Co.
5.717%, 9/14/33	435	444
5.350%, 6/1/34	185	186
6.254%, 10/23/34	255	272
1.953%, 2/4/32	685	558
KeyCorp
4.789%, 6/1/33	515	472
6.401%, 3/6/35	245	250
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	145
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	305	275
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.619%, 4/20/67(3)	315	242
Medline Borrower LP 144A 6.250%, 4/1/29(1)	105	105
MetLife, Inc. Series G 3.850% (5)	780	750
Morgan Stanley
5.250%, 4/21/34	375	372
5.424%, 7/21/34	140	140
5.948%, 1/19/38	123	123
6.375%, 7/24/42	260	293
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
MSCI, Inc. 144A 3.625%, 9/1/30(1)	$ 666	$ 591
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.489%, 4/30/43(3)	150	150
NatWest Group plc 6.475%, 6/1/34	485	493
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	440	460
Northern Trust Corp.
3.375%, 5/8/32	315	294
6.125%, 11/2/32	360	380
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	45	46
Prudential Financial, Inc.
5.125%, 3/1/52	88	82
6.750%, 3/1/53	185	192
6.500%, 3/15/54	470	476
Sammons Financial Group, Inc. 144A 6.875%, 4/15/34(1)	250	252
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	690	701
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	545	548
State Street Corp.
4.821%, 1/26/34	83	81
6.123%, 11/21/34	225	235
Series I 6.700%(5)	400	406
Synchrony Financial
4.875%, 6/13/25	80	79
4.500%, 7/23/25	180	176
3.700%, 8/4/26	132	126
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	285
Toronto-Dominion Bank (The) 8.125%, 10/31/82	435	456
Truist Financial Corp. 5.711%, 1/24/35	220	221
UBS Group AG
144A 9.250%(1)(5)	140	158
144A 4.988%, 8/5/33(1)	525	505
Wells Fargo & Co.
5.389%, 4/24/34	480	477
6.491%, 10/23/34	375	402
Series BB 3.900%(5)	245	233
Series U 5.875%(3)(5)	360	359
Willis North America, Inc. 5.900%, 3/5/54	645	653
		34,489

	Par Value	Value

Health Care—2.7%
Amgen, Inc.
5.250%, 3/2/33	$ 334	$ 337
5.650%, 3/2/53	83	85
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	505	454
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	345	329
CVS Health Corp.
5.625%, 2/21/53	200	197
5.875%, 6/1/53	320	326
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	660	585
HCA, Inc.
5.500%, 6/1/33	250	251
5.250%, 6/15/49	170	155
6.000%, 4/1/54	268	272
Illumina, Inc. 2.550%, 3/23/31	553	457
IQVIA, Inc. 5.700%, 5/15/28	334	339
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	70	46
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	620	629
Royalty Pharma plc
2.150%, 9/2/31	200	161
3.350%, 9/2/51	350	230
Smith & Nephew plc 5.400%, 3/20/34	160	159
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	163
Universal Health Services, Inc. 2.650%, 1/15/32	945	773
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	107	103
Viatris, Inc.
2.300%, 6/22/27	226	205
2.700%, 6/22/30	280	237
4.000%, 6/22/50	190	131
144A 2.300%, 6/22/27(1)	2	1
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	500	454
		7,079

Industrials—2.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	352	343
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	490	456
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	251
	Par Value	Value

Industrials—continued
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	$ 270	$ 274
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)(4)	225	219
Boeing Co. (The)
5.805%, 5/1/50	130	123
5.930%, 5/1/60	509	477
Bombardier, Inc. 144A 7.250%, 7/1/31(1)	20	20
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	587	507
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	635	541
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	388	367
Flowserve Corp. 3.500%, 10/1/30	299	265
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	20	20
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	210
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	665	604
Icahn Enterprises LP 5.250%, 5/15/27	200	181
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	910	944
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	272
Sempra Global 144A 3.250%, 1/15/32(1)	339	280
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	280
144A 6.625%, 3/1/32(1)	160	162
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	383	389
Veralto Corp. 144A 5.450%, 9/18/33(1)	625	633
		7,818

Information Technology—1.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	140	145
144A 3.875%, 9/1/28(1)	395	370
144A 4.000%, 7/1/29(1)	275	256
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)(4)	125	111
Dell International LLC 8.100%, 7/15/36	272	329
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Gartner, Inc. 144A 3.750%, 10/1/30(1)	$ 710	$ 635
Leidos, Inc. 2.300%, 2/15/31	475	392
Oracle Corp.
6.250%, 11/9/32	170	182
5.550%, 2/6/53	380	372
3.850%, 4/1/60	60	43
Viasat, Inc. 144A 5.625%, 9/15/25(1)	390	380
Vontier Corp. 2.950%, 4/1/31	615	514
		3,729

Materials—0.9%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	279
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	545	542
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	310	310
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	315	310
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	225	192
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(4)	200	216
Teck Resources Ltd. 6.125%, 10/1/35	265	274
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	189
		2,312

Real Estate—1.3%
EPR Properties 4.750%, 12/15/26	460	445
GLP Capital LP
4.000%, 1/15/30	75	69
3.250%, 1/15/32	298	251
6.750%, 12/1/33	445	469
MPT Operating Partnership LP 3.500%, 3/15/31	190	130
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	267
Sabra Health Care LP 3.200%, 12/1/31	610	507
Safehold GL Holdings LLC 6.100%, 4/1/34	610	606
VICI Properties LP
4.950%, 2/15/30	175	169
5.125%, 5/15/32	340	325
5.750%, 4/1/34	70	69
	Par Value	Value

Real Estate—continued
144A 4.125%, 8/15/30(1)	$ 145	$ 132
		3,439

Utilities—3.0%
Black Hills Corp. 6.150%, 5/15/34	575	593
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	329
CMS Energy Corp. 4.750%, 6/1/50	760	700
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	210
144A 6.900%, 5/23/53(1)	415	452
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	451
Entergy Texas, Inc. 5.800%, 9/1/53	455	470
Exelon Corp. 5.600%, 3/15/53	495	494
Ferrellgas LP 144A 5.875%, 4/1/29(1)	210	200
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	445	451
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	557
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	82
144A 8.375%, 2/15/32(1)	125	128
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	685	698
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	688
PacifiCorp 5.800%, 1/15/55	710	700
Puget Energy, Inc.
2.379%, 6/15/28	204	182
4.224%, 3/15/32	158	143
Southern Co. (The) Series 21-A 3.750%, 9/15/51	429	401
Vistra Corp. 144A 8.000% (1)(5)	163	167
		8,096

Total Corporate Bonds and Notes (Identified Cost $84,043)		83,906

Leveraged Loans—5.9%
Aerospace—0.4%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(3)	218	217
	Par Value	Value

Aerospace—continued
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.068%, 10/20/27(3)	$ 90	$ 93
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(3)	78	80
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(3)	296	296
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(3)	317	319
		1,005

Chemicals—0.4%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(3)	276	277
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.695%, 2/5/27(3)	159	158
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.677%, 10/15/28(3)	144	144
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.945%, 12/31/29(3)	90	90
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(3)	249	249
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.326%, 8/1/30(3)	169	170
		1,088

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.314%, 12/22/26(3)	208	208
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28(3)	107	107
		315

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—0.2%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(3)	$ 122	$ 121
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(3)	45	45
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.830%, 2/3/31(3)	55	55
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(3)	121	122
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(3)	125	125
		468

Financials—0.3%
Acrisure LLC 2023, Tranche B (1 month Term SOFR + 4.500%) 9.830%, 11/6/30(3)	65	65
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.327%, 2/27/29(3)	86	87
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.577%, 7/29/30(3)	210	209
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.313%, 6/27/29(3)	253	253
Truist Insurance Holdings LLC Tranche B (1 month LIBOR + 0.000%) 0.000%, 3/24/31(3)(7)	240	240
		854

Food / Tobacco—0.3%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.680%, 5/16/29(3)	209	176
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.680%, 1/29/27(3)	464	465
	Par Value	Value

Food / Tobacco—continued
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.057%, 7/12/29(3)	$ 155	$ 154
		795

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.250%) 8.575%, 10/25/27(3)	80	80
Gaming / Leisure—0.7%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 3.750%, 5/31/30(3)	10	10
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(3)	50	50
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(3)	40	40
Carnival Corp. (1 month Term SOFR + 3.000%) 8.319%, 8/9/27(3)	139	139
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.250%) 7.559%, 11/25/30(3)	274	274
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.077%, 1/17/31(3)	55	55
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.100%) 7.429%, 11/6/30(3)	125	125
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(3)	215	215
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.195%, 3/13/28(3)	269	269
Scientific Games Holdings LP (2 month Term SOFR + 3.250%) 0.000%, 4/4/29(3)(7)	234	234
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.075%, 4/14/29(3)	64	64
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(3)	$ 268	$ 269
		1,744

Health Care—0.5%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.695%, 9/29/28(3)	232	233
Medline Borrower LP Tranche B (1 month Term SOFR + 2.864%) 8.197%, 10/23/28(3)	162	162
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 11/15/28(3)	50	50
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.680%, 4/20/29(3)	168	167
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(3)	490	483
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.330%, 3/6/27(3)	264	264
		1,359

Housing—0.3%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.177%, 11/29/30(3)	60	60
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.600%) 0.000%, 3/20/31(3)(7)	30	30
Quikrete Holdings, Inc. 2031, Tranche B (1 month Term SOFR + 2.500%) 0.000%, 3/18/31(3)(7)	270	270
SRS Distribution, Inc. 2021 (1 month Term SOFR + 3.614%) 8.945%, 6/2/28(3)	264	266
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.693%, 9/22/28(3)	121	121
		747

Information Technology—0.8%
Applied Systems, Inc. 2024, First Lien (3 month Term SOFR + 3.500%) 8.809%, 2/24/31(3)	456	459
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(3)	$ 95	$ 95
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.692%, 9/21/28(3)	122	122
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.309%, 7/6/29(3)	189	190
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.692%, 7/30/27(3)	169	170
Tranche D (1 month Term SOFR + 3.750%) 9.077%, 7/30/27(3)	20	20
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/31/31(3)	379	376
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.177%, 1/31/30(3)	74	73
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.930%, 10/7/29(3)	125	125
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.079%, 3/3/30(3)	233	234
UKG, Inc. Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(3)	290	291
		2,155

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 3.600%) 8.925%, 10/8/27(3)	75	74
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.945%, 10/21/28(3)	125	125
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.930%, 3/31/27(3)	248	249
		448

	Par Value	Value

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.695%, 3/15/26(3)	$ 257	$ 258
Media / Telecom - Cable/Wireless Video—0.5%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.580%, 9/18/30(3)	265	258
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.825%, 1/18/28(3)	365	350
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(3)	373	373
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.571%, 11/12/27(3)	144	143
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.940%, 1/31/28(3)	295	290
		1,414

Media / Telecom - Diversified Media—0.0%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(3)	120	121
Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.680%, 11/22/28(3)	334	334
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.080%, 8/19/30(3)	65	65
Retail—0.1%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.559%, 10/28/30(3)	110	110
PetsMart LLC (1 month Term SOFR + 3.850%) 9.180%, 2/11/28(3)	188	187
		297

	Par Value	Value

Service—0.4%
AlixPartners LLP (1 month Term SOFR + 2.500%) 7.830%, 2/4/28(3)	$ 35	$ 35
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.000%) 8.313%, 4/20/29(3)	161	161
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.077%, 1/31/31(3)	35	35
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.082%, 1/18/29(3)	119	119
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(3)	217	216
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.442%, 1/21/28(3)	250	251
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(3)	223	223
		1,040

Transportation - Automotive—0.1%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.330%, 5/6/30(3)	170	170
Utilities—0.4%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(3)	89	89
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/17/31(3)	125	125
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 0.000%, 4/30/31(3)(7)	65	65
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(3)	732	731
		1,010

Total Leveraged Loans (Identified Cost $15,709)		15,767

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.3%
Financials—0.3%
JPMorgan Chase & Co. Series HH, 4.600%	171 (8)	$ 168
MetLife, Inc. Series D, 5.875%	108 (8)	108
Truist Financial Corp. Series Q, 5.100%	560 (8)	521
		797

Total Preferred Stocks (Identified Cost $787)		797

Total Long-Term Investments—98.1% (Identified Cost $266,008)		260,776

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(9)	1,099,523	1,100
Total Short-Term Investment (Identified Cost $1,100)		1,100

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(9)(10)	1,219,758	1,220
Total Securities Lending Collateral (Identified Cost $1,220)		1,220

TOTAL INVESTMENTS—99.0% (Identified Cost $268,328)		$263,096
Other assets and liabilities, net—1.0%		2,778
NET ASSETS—100.0%		$265,874
Abbreviations:
ABS	Asset-Backed Securities
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $126,012 or 47.4% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	Security in default; interest payments are being received.
(7)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	92%
United Kingdom	1
Canada	1
Mexico	1
France	1
Ireland	1
Netherlands	1
Other	2
Total	100%
† % of total investments as of March 31, 2024.
As of March 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.572% - 9.577%, 7/31/28	$12	$12	$12	$— (1)

(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 49,765	$ —	$ 49,765
Municipal Bond	175	—	175
Foreign Government Securities	3,610	—	3,610
Mortgage-Backed Securities	72,458	—	72,458
Asset-Backed Securities	34,298	—	34,298
Corporate Bonds and Notes	83,906	—	83,906
Leveraged Loans	15,767	—	15,767
Equity Securities:
Preferred Stocks	797	—	797
Money Market Mutual Fund	1,100	1,100	—
Securities Lending Collateral	1,220	1,220	—
Total Investments	$263,096	$2,320	$260,776
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—93.7%
Communication Services—8.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 405	$ 115
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	270
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	16
144A 4.750%, 3/1/30(1)	1,105	949
CMG Media Corp. 144A 8.875%, 12/15/27(1)	630	418
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	620	418
144A 11.750%, 1/31/29(1)	400	401
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	40	40
DISH DBS Corp.
5.875%, 11/15/24	380	364
7.750%, 7/1/26	465	311
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	600	558
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	208
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	365	216
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	95
Telesat Canada 144A 6.500%, 10/15/27(1)	175	70
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	415	406
		4,855

Consumer Discretionary—11.1%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	35	35
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	311
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	175	179
Carnival Corp. 144A 7.625%, 3/1/26(1)	615	622
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	292
Clarios Global LP 144A 8.500%, 5/15/27(1)	300	301
Ford Motor Co.
3.250%, 2/12/32	581	483
4.750%, 1/15/43	225	187
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	213
Gates Global LLC 144A 6.250%, 1/15/26(1)	315	314
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	307
	Par Value	Value

Consumer Discretionary—continued
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	$ 410	$ 413
Newell Brands, Inc. 6.625%, 9/15/29(2)	485	474
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)(2)	405	397
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	314
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	165	161
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	375	367
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	303
Royal Caribbean Cruises Ltd.
144A 9.250%, 1/15/29(1)	15	16
144A 6.250%, 3/15/32(1)	25	25
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(1)	15	16
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	425
		6,155

Consumer Staples—3.7%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	276
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	335
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	75	75
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	19
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(2)	400	278
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(1)	400	397
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	200	202
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	215	206
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	282
		2,070

Energy—20.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	350	349
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	335
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	360	370
	Par Value	Value

Energy—continued
BP Capital Markets plc 4.875% (3)	$ 415	$ 396
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	160	159
144A 5.875%, 2/1/29(1)	165	164
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	570	569
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	375	401
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	367	382
Crescent Energy Finance LLC 144A 7.625%, 4/1/32(1)	5	5
CrownRock LP
144A 5.625%, 10/15/25(1)	260	259
144A 5.000%, 5/1/29(1)	230	227
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	395	400
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	386
Enbridge, Inc. 8.500%, 1/15/84	545	592
Energy Transfer LP
Series G 7.125%(3)	160	156
Series H 6.500%(3)	495	485
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	110	111
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	320	258
Genesis Energy LP 8.875%, 4/15/30	390	408
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	326
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	273
144A 6.000%, 2/1/31(1)	245	238
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(4)	500	488
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	330
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	7
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	450	447
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	335	332
Occidental Petroleum Corp. 6.125%, 1/1/31	460	476
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	370
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean, Inc.
144A 11.500%, 1/30/27(1)	$ 253	$ 264
144A 8.750%, 2/15/30(1)	221	230
USA Compression Partners LP 6.875%, 4/1/26	250	250
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	27
144A 4.125%, 8/15/31(1)	500	445
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(1)	500	539
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	55	57
		11,511

Financials—18.2%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	166
144A 6.000%, 8/1/29(1)	450	413
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	572
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	280	283
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	415	423
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	255	266
Blue Owl Credit Income Corp. 144A 6.650%, 3/15/31(1)	536	523
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	215	180
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	347
Discover Bank 4.650%, 9/13/28	275	266
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	300	301
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	468	519
144A 6.750%, 3/15/54(1)	235	241
Grifols S.A. 144A 4.750%, 10/15/28(1)(2)	340	281
HUB International Ltd. 144A 7.375%, 1/31/32(1)	65	65
Huntington National Bank (The) 5.699%, 11/18/25	305	303
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	240	237
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(2)	355	382
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	454
	Par Value	Value

Financials—continued
Medline Borrower LP 144A 6.250%, 4/1/29(1)	$ 90	$ 90
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	310	312
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	553
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	609
NatWest Group plc 6.475%, 6/1/34	555	564
Navient Corp. 5.875%, 10/25/24	185	185
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	300	321
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	40	41
Sammons Financial Group, Inc. 144A 6.875%, 4/15/34(1)	265	267
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	395	390
UBS Group AG
144A 9.250%(1)(3)	395	446
144A 9.250%(1)(3)	80	87
		10,087

Health Care—6.1%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	510	486
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	385	367
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	285	232
144A 4.750%, 2/15/31(1)	160	123
Endo Designated Activity Co. 144A 9.500%, 7/31/27(1)(5)	50	3
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	285	272
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	260	272
Medline Borrower LP 144A 5.250%, 10/1/29(1)	565	534
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	256	168
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	90	90
144A 10.000%, 4/15/27(1)	76	76
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	$ 245	$ 228
5.125%, 5/9/29(2)	200	192
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	355	342
		3,385

Industrials—10.8%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	157	157
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	125	127
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	185	186
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	299
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	231	231
144A 9.750%, 8/1/27(1)	40	41
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	20	20
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	421
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	120	109
144A 5.000%, 12/1/29(1)(2)	605	468
Icahn Enterprises LP
6.250%, 5/15/26	90	87
5.250%, 5/15/27	280	253
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	417
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	145	137
Regal Rexnord Corp.
144A 6.300%, 2/15/30(1)	465	476
144A 6.400%, 4/15/33(1)	146	151
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	415
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	540	551
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	306
144A 6.625%, 3/1/32(1)	205	207
United Rentals North America, Inc. 3.750%, 1/15/32	404	353
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	435	370
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(1)	$ 185	$ 188
		5,970

Information Technology—3.1%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	352	368
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	470	409
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(2)	130	124
144A 6.500%, 10/15/28(1)(2)	340	302
Viasat, Inc. 144A 5.625%, 9/15/25(1)	535	522
		1,725

Materials—6.6%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	366
Cleveland-Cliffs, Inc. 7.000%, 3/15/27	170	171
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	605	595
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	620	562
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	457
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	243
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	399
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	265	266
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	246
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	418	374
		3,679

Real Estate—1.5%
MPT Operating Partnership LP 3.500%, 3/15/31	465	319
VICI Properties LP
5.125%, 5/15/32	370	354
	Par Value	Value

Real Estate—continued
5.750%, 4/1/34	$ 140	$ 139
		812

Utilities—3.1%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	301
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	298
144A 5.875%, 4/1/29(1)	175	167
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	62
144A 8.375%, 2/15/32(1)	100	103
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	251
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(2)	305	237
Vistra Corp. 144A 8.000% (1)(3)	278	284
		1,703

Total Corporate Bonds and Notes (Identified Cost $53,384)		51,952

Leveraged Loans—2.3%
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(7)	302	284
Health Care—0.5%
Lannett Co., Inc. 0.000%, 6/16/30(7)(8)	18	4
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.079%, 12/11/26(7)	248	247
		251

Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 12.574%, 3/2/29(7)	175	147
Manufacturing—0.4%
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.321%, 6/23/28(7)	146	146
Second Lien (3 month Term SOFR + 8.512%) 13.821%, 6/25/29(7)	98	95
		241

	Par Value	Value

Metals / Minerals—0.6%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.592%, 7/31/26(7)	$ 360	$ 358
Total Leveraged Loans (Identified Cost $1,313)		1,281

	Shares
Preferred Stocks—1.0%
Financials—1.0%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (9)	236
Citigroup, Inc. Series T, 6.250%	315 (9)	316
		552

Total Preferred Stocks (Identified Cost $564)		552

Common Stocks—0.4%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(8)(10)	33,144	4
NMG Parent LLC(10)	116	11
		15

Energy—0.4%
QuarterNorth Energy Holding, Inc.(8)(10)	1,072	190
Health Care—0.0%
Envision Healthcare Corp.(10)	720	6
Lannett Co., Inc.(8)(10)	1,663	—
		6

Total Common Stocks (Identified Cost $464)		211

Total Long-Term Investments—97.4% (Identified Cost $55,725)		53,996

See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(11)(12)	2,533,529	$ 2,534
Total Securities Lending Collateral (Identified Cost $2,534)		2,534

TOTAL INVESTMENTS—102.0% (Identified Cost $58,259)		$56,530
Other assets and liabilities, net—(2.0)%		(1,116)
NET ASSETS—100.0%		$55,414

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $43,979 or 79.4% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Security in default; no interest payments are being received.
(6)	Security in default; interest payments are being received.
(7)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
Canada	4
United Kingdom	2
Netherlands	2
Australia	2
Cayman Islands	1
Luxembourg	1
Other	6
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$51,952	$ —	$51,952	$ —
Leveraged Loans	1,281	—	1,277	4
Equity Securities:
Preferred Stocks	552	—	552	—
Common Stocks	211	—	17	194 (1)
Securities Lending Collateral	2,534	2,534	—	—
Total Investments	$56,530	$2,534	$53,798	$198

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $18 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $190 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Notes
1.000%, 12/15/24	$ 1,675	$ 1,627
4.125%, 1/31/25	8,145	8,079
5.000%, 8/31/25	6,390	6,403
4.375%, 8/15/26	8,590	8,557
Total U.S. Government Securities (Identified Cost $24,688)		24,666

Foreign Government Securities—0.8%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	1,055
Republic of South Africa 5.875%, 9/16/25	265	264
Romania Government International Bond
144A 5.875%, 1/30/29(1)	1,005	1,006
144A 7.125%, 1/17/33(1)	930	995
Total Foreign Government Securities (Identified Cost $3,370)		3,320

Mortgage-Backed Securities—27.4%
Agency—3.7%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	3,508	3,564
Pool #SD3238 5.500%, 12/1/52	1,238	1,234
Pool #SD8309 6.000%, 3/1/53	3,745	3,782
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	56	56
Pool #AD3841 4.500%, 4/1/40	18	18
Pool #AD6058 4.000%, 8/1/25	2	2
Pool #AL7532 3.000%, 11/1/27	93	90
Pool #AO5149 3.000%, 6/1/27	26	26
Pool #AS5730 3.000%, 9/1/30	272	259
Pool #FS4438 5.000%, 11/1/52	2,136	2,085
Pool #MA0908 4.000%, 11/1/31	77	75
Pool #MA3663 3.500%, 5/1/49	163	147
Pool #MA4805 4.500%, 11/1/52	2,177	2,073
Pool #MA5072 5.500%, 7/1/53	2,068	2,057
	Par Value	Value

Agency—continued
Government National Mortgage Association Pool #780023 7.000%, 9/15/24	$ — (2)	$ — (2)
		15,468

Non-Agency—23.7%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	397	368
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	166	163
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	903
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,265
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	919
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	709	658
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	479	439
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,146	1,845
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	71	65
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	817	775
2020-1, A1B 144A 2.100%, 3/25/55(1)	797	739
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.245%, 3/15/37(1)(3)	770	739
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.223%, 4/15/37(1)(3)	1,525	1,533
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	336	318
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.692%, 3/15/41(1)(3)	1,250	1,251
	Par Value	Value

Non-Agency—continued
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.643%, 5/15/35(1)(3)	$ 1,265	$ 1,258
2019-OC11, B 144A 3.605%, 12/9/41(1)	951	849
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,721	1,727
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.945%, 9/15/38(1)(3)	425	429
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	185	167
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	335	302
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	862	821
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	866	752
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	1,786	1,689
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	586	570
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	1,337	1,362
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	955	968
2021-2R, A1 144A 0.798%, 7/27/54(1)	297	257
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	660	621
2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	995
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	911
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	927	903
2020-4, A 144A 1.174%, 12/15/52(1)	966	905
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.353%, 5/15/36(1)(3)	1,451	1,451
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	$ 530	$ 504
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	2,296	1,997
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	91	81
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	188	176
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	265	256
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,400	1,262
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	417	351
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.139%, 7/15/38(1)(3)	1,627	1,626
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	440	415
2021-SFR1, D 144A 2.189%, 8/17/38(1)	540	490
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	41	37
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	324	287
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	1,961	1,862
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.240%, 2/15/38(1)(3)	2,085	1,742
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,227
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,739	1,741
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.814%, 8/15/39(1)(3)	1,765	1,774
	Par Value	Value

Non-Agency—continued
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	$ 1,395	$ 1,391
2015-C32, AS 3.984%, 11/15/48	2,200	2,059
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	95	86
2015-1, AM1 144A 6.680%, 12/25/44(1)(3)	30	30
2015-5, A2 144A 6.922%, 5/25/45(1)(3)	163	162
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	177	153
2017-5, A1 144A 4.257%, 10/26/48(1)(3)	205	204
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(3)(4)	800	801
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,275	1,200
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	1,633	1,579
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	632	575
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	89	83
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	508	472
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	775	805
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.872%, 6/25/44(1)(3)	156	155
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	423	394
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	437	406
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	246	230
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	261	244
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,118	1,037
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	718	678
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	978	912
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	569	532
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,746	1,652
	Par Value	Value

Non-Agency—continued
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	$ 2,019	$ 1,830
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	689	695
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	1,919	1,958
2024-HYB1, A1 144A 3.529%, 3/25/53(1)(3)	979	940
2024-HYB2, A1 144A 3.524%, 4/25/53(1)(3)	868	830
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	1,088	1,089
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.094%, 6/25/57(1)(3)	88	84
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	461
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	928
2020-SFR3, A 144A 1.294%, 10/17/27(1)	995	932
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	962
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	95	80
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	18	18
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	1,745	1,662
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(1)(3)	375	297
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	63	59
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	273	221
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(3)	1,200	1,228
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	404	400
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,103
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	2,355	2,303
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,466
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	608	585
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	678	663
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	$ 256	$ 242
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.044%, 5/25/58(1)(3)	1,450	1,513
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,074
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(1)(3)	454	449
2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	938	909
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(1)(3)	366	351
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	2,771	2,750
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	674	675
2020-1, A1 144A 3.417%, 1/25/60(1)(3)	408	389
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	748	676
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	226	200
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	1,731	1,643
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,292	1,150
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,140	1,093
2015-P2, A3 3.541%, 12/15/48	1,359	1,323
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	250	211
		99,027

Total Mortgage-Backed Securities (Identified Cost $119,719)		114,495

Asset-Backed Securities—35.4%
Automobiles—18.9%
American Credit Acceptance Receivables Trust 2021-3, C 144A 0.980%, 11/15/27(1)	9	9
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	447	447
2024-1A, B 144A 6.870%, 6/17/30(1)	1,169	1,167
	Par Value	Value

Automobiles—continued
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(1)	$ 400	$ 390
2023-1, A 144A 6.630%, 7/15/26(1)	393	394
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	377
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,608
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,188
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	837	833
2020-N1A, D 144A 3.430%, 1/15/26(1)	28	28
2020-P1, B 0.920%, 11/9/26	1,340	1,267
2021-N1, C 1.300%, 1/10/28	348	330
2021-N2, C 1.070%, 3/10/28	443	417
2021-N3, D 1.580%, 6/12/28	849	816
2022-N1, C 144A 3.320%, 12/11/28(1)	443	428
2023-N1, C 144A 5.920%, 7/10/29(1)	1,109	1,108
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,031
2024-N1, B 144A 5.630%, 5/10/30(1)	1,330	1,333
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,919
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(1)	1,086	1,085
2022-D, D 144A 8.730%, 1/16/29(1)	1,335	1,406
2023-D, C 144A 7.170%, 1/15/30(1)	972	997
2024-A, C 144A 5.740%, 4/15/30(1)	990	991
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(1)	920	923
2024-1A, A 144A 5.680%, 3/15/34(1)	800	802
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,036
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust
2021-2A, C 144A 1.100%, 2/16/27(1)	$ 810	$ 803
2023-1A, B 144A 5.190%, 10/16/28(1)	1,534	1,524
2023-3A, C 144A 6.400%, 5/15/29(1)	1,095	1,104
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(1)	335	332
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,938
2022-3A, C 5.300%, 9/15/27	895	891
2023-1A, B 5.720%, 4/15/27	1,139	1,138
2023-2A, B 5.610%, 9/15/27	1,150	1,147
2023-5A, B 6.580%, 4/17/28	997	1,011
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(1)	1,245	1,245
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	935	939
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	1,862	1,829
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,739
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,556
2023-1, A3 144A 5.390%, 12/15/27(1)	1,435	1,429
2023-2, A2 144A 5.990%, 5/15/28(1)	778	780
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	801	798
2021-3A, C 144A 1.110%, 9/15/26(1)	775	763
2022-2A, C 144A 5.300%, 4/17/28(1)	1,825	1,808
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,772
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,337
2023-2A, A3 144A 6.380%, 2/15/29(1)	805	824
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	1,179	1,182
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	$ 1,000	$ 961
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,930
2022-1A, A 144A 5.210%, 6/15/27(1)	842	840
2023-2A, D 144A 6.300%, 2/15/31(1)	825	826
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,047
Lendbuzz Securitization Trust 2024-1A, A2 144A 6.190%, 8/15/29(1)	990	989
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(1)	481	481
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	946	952
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	1,096	1,099
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,189
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	1,100	1,106
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(1)	1,383	1,385
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(1)	1,001	1,012
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	995	996
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	562
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	1,155	1,141
2022-7, A2 5.810%, 1/15/26	65	65
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	722	722
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	1,090	1,099
	Par Value	Value

Automobiles—continued
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	$ 1,605	$ 1,602
2023-1A, B 144A 6.840%, 11/16/26(1)	1,455	1,460
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	1,235	1,233
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,927
2022-1A, B 144A 2.750%, 3/15/27(1)	1,618	1,610
2023-1A, C 144A 5.740%, 8/15/28(1)	1,100	1,099
2024-1A, B 144A 5.550%, 11/15/27(1)	1,182	1,181
		78,733

Collateralized Loan Obligations—0.8%
GoldenTree Loan Management U.S. CLO 1 Ltd.
2021-9A, A (3 month Term SOFR + 1.332%, Cap N/A, Floor 1.070%) 144A 6.649%, 1/20/33(1)(3)	1,435	1,435
2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 0.000%, 4/20/37(1)(3)(4)	1,300	1,300
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.479%, 4/20/29(1)(3)	403	403
		3,138

Consumer Loans—2.8%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(1)	1,090	1,095
2024-1PL, A 144A 5.900%, 4/25/31(1)	1,180	1,180
Affirm Asset Securitization Trust 2022-A, 1A 144A 4.300%, 5/17/27(1)	1,113	1,106
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	1,154	1,160
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,858
2024-1A, A 144A 6.334%, 4/8/31(1)	934	935
	Par Value	Value

Consumer Loans—continued
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	$ 1,025	$ 1,039
2024-1A, B 144A 6.290%, 2/18/31(1)	1,205	1,210
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,665	1,613
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	470	464
		11,660

Credit Card—1.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,810
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,887
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	700	676
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	1,452	1,464
		5,837

Equipment—1.1%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,511	1,360
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	687	683
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,186
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	1,250	1,248
		4,477

Other—10.4%
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	1,179	1,186
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	85	84
2019-A, A 144A 3.140%, 7/16/40(1)	261	245
2019-A, C 144A 4.010%, 7/16/40(1)	1,532	1,389
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	$ 1,777	$ 1,644
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	1,435	1,437
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,390
2023-B, A 144A 6.920%, 12/17/36(1)	902	921
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	501	463
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,484
2023-1, A2 144A 5.820%, 9/16/30(1)	430	431
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	196	193
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	667	662
2023-2, B 144A 6.410%, 5/15/34(1)	1,000	1,007
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	508	476
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	794	806
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	800	830
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	76	76
2023-2A, A 144A 6.530%, 6/15/49(1)	871	886
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	646	641
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,058	939
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,896	1,708
Hilton Grand Vacations Trust 2018-AA, A 144A 3.540%, 2/25/32(1)	183	179
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	745	703
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,193	2,099
	Par Value	Value

Other—continued
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	$ 34	$ 34
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	422	416
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	938	879
2021-1WA, B 144A 1.440%, 1/22/41(1)	471	438
2024-1A, A 144A 5.320%, 2/20/43(1)	1,237	1,242
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	200	194
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,921	1,758
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,438
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,018
Octane Receivables Trust
2021-1A, A 144A 0.930%, 3/22/27(1)	152	151
2023-1A, C 144A 6.370%, 9/20/29(1)	1,450	1,458
2023-3A, B 144A 6.480%, 7/20/29(1)	1,179	1,188
2024-1A, B 144A 5.660%, 5/20/30(1)	1,045	1,048
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	835	835
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	1,290	1,290
Sierra Timeshare Receivables Funding LLC
2019-2A, B 144A 2.820%, 5/20/36(1)	111	110
2020-2A, B 144A 2.320%, 7/20/37(1)	405	389
2023-2A, B 144A 6.280%, 4/20/40(1)	631	635
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	652	642
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	993	993
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,265	1,261
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,376
	Par Value	Value

Other—continued
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	$ 125	$ 124
2022-1A, B 144A 2.288%, 8/20/36(1)	712	682
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,292	1,143
		43,621

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	82	77
Total Asset-Backed Securities (Identified Cost $150,166)		147,543

Corporate Bonds and Notes—23.2%
Communication Services—0.4%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	616	584
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	595	396
Sprint Capital Corp. 6.875%, 11/15/28	665	708
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	60	60
		1,748

Consumer Discretionary—1.0%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,535
Ford Motor Credit Co. LLC 7.350%, 11/4/27(5)	525	551
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,065	979
Nissan Motor Acceptance Co. LLC
144A 6.950%, 9/15/26(1)(5)	195	200
144A 7.050%, 9/15/28(1)	315	329
Tapestry, Inc.
7.050%, 11/27/25	70	71
7.350%, 11/27/28	320	337
		4,002

Consumer Staples—0.5%
BAT Capital Corp. 2.259%, 3/25/28	785	699
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	470
Coty, Inc. 144A 6.625%, 7/15/30(1)	615	624
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	$ 380	$ 383
		2,176

Energy—1.9%
Boardwalk Pipelines LP 4.950%, 12/15/24	795	790
BP Capital Markets plc 4.875% (6)	1,115	1,064
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	325	342
144A 8.625%, 11/1/30(1)	5	5
Enbridge, Inc. 7.375%, 1/15/83	1,155	1,160
Energy Transfer LP
4.200%, 4/15/27	690	671
8.000%, 5/15/54(5)	115	121
Series G 7.125%(6)	325	317
EQM Midstream Partners LP 144A 7.500%, 6/1/27(1)	5	5
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	199
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	931
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,142
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	960	854
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)(5)	90	94
Western Midstream Operating LP 4.050%, 2/1/30	430	401
		8,096

Financials—10.9%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	706
3.000%, 10/29/28	150	136
144A 6.450%, 4/15/27(1)	243	249
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(3)	950	950
Aon North America, Inc. 5.150%, 3/1/29	585	588
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	927
Bank of America Corp.
1.734%, 7/22/27	1,615	1,489
2.551%, 2/4/28	719	668
(3 month Term SOFR + 1.032%) 6.304%, 2/5/26(3)	840	843
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	1,014	995
	Par Value	Value

Financials—continued
Barclays plc
7.325%, 11/2/26	$ 370	$ 379
7.385%, 11/2/28	360	382
Blackstone Private Credit Fund
2.625%, 12/15/26	349	318
144A 7.300%, 11/27/28(1)	360	375
Blue Owl Credit Income Corp. 5.500%, 3/21/25	500	497
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	612
Brookfield Finance, Inc. 3.900%, 1/25/28	1,125	1,083
Capital One Financial Corp.
6.312%, 6/8/29	672	691
5.700%, 2/1/30	40	40
Charles Schwab Corp. (The)
Series G 5.375%(5)(6)	275	273
Series H 4.000%(6)	830	700
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	1,190	1,116
Citigroup, Inc.
(3 month Term SOFR + 1.512%) 6.814%, 7/1/26(3)(5)	1,080	1,094
(SOFR + 1.280%) 6.637%, 2/24/28(3)	962	968
Citizens Bank N.A. 2.250%, 4/28/25	810	779
Citizens Financial Group, Inc. 5.841%, 1/23/30	52	52
Corebridge Financial, Inc. 6.875%, 12/15/52	939	940
Credit Suisse AG 7.950%, 1/9/25	465	473
Danske Bank A/S 144A 1.621%, 9/11/26(1)	673	634
Deutsche Bank AG
2.311%, 11/16/27	165	151
6.819%, 11/20/29	150	157
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,337
Fifth Third Bancorp 4.055%, 4/25/28	255	243
Fifth Third Bank N.A. 5.852%, 10/27/25	470	470
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	455	457
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 1.432%) 6.739%, 5/15/26(3)	475	479
(3 month Term SOFR + 2.012%) 7.331%, 10/28/27(3)	1,750	1,803
	Par Value	Value

Financials—continued
HUB International Ltd. 144A 7.250%, 6/15/30(1)	$ 130	$ 134
Huntington Bancshares, Inc. 6.208%, 8/21/29	370	379
Huntington National Bank (The) 5.699%, 11/18/25	667	663
JPMorgan Chase & Co.
1.578%, 4/22/27	970	899
(SOFR + 1.180%) 6.538%, 2/24/28(3)	1,500	1,517
KeyBank N.A. (SOFR + 0.320%) 5.682%, 6/14/24(3)	595	595
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,039
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,250
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.619%, 4/20/67(3)	1,039	797
Medline Borrower LP 144A 6.250%, 4/1/29(1)	135	136
MetLife, Inc. Series G 3.850% (6)	635	610
Morgan Stanley
2.475%, 1/21/28	1,016	945
6.296%, 10/18/28	339	351
5.123%, 2/1/29	1,185	1,182
MSCI, Inc. 144A 3.625%, 9/1/30(1)	747	663
Navient Corp. 5.875%, 10/25/24	1,130	1,128
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	60	61
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(1)	789	788
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	560	558
State Street Corp.
5.751%, 11/4/26	438	441
5.684%, 11/21/29	500	513
Series I 6.700%(6)	470	477
Synchrony Financial
4.875%, 6/13/25	200	197
3.700%, 8/4/26	304	289
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	880
Toronto-Dominion Bank (The) 8.125%, 10/31/82	1,070	1,122
Truist Bank 3.625%, 9/16/25	965	939
Truist Financial Corp. 7.161%, 10/30/29	195	208
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
UBS AG 5.650%, 9/11/28	$ 600	$ 614
UBS Group AG 144A 9.250% (1)(6)	395	428
Wells Fargo & Co.
3.526%, 3/24/28	700	666
6.303%, 10/23/29	100	104
Series U 5.875%(3)(6)	635	634
		45,261

Health Care—1.7%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	939
HCA, Inc.
5.200%, 6/1/28	627	629
5.450%, 4/1/31	170	171
Illumina, Inc.
5.800%, 12/12/25	420	421
5.750%, 12/13/27	510	516
IQVIA, Inc.
5.700%, 5/15/28	635	644
6.250%, 2/1/29	185	192
Royalty Pharma plc
1.200%, 9/2/25	630	593
1.750%, 9/2/27	695	620
Solventum Corp. 144A 5.400%, 3/1/29(1)	330	331
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,098
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	264
Viatris, Inc.
2.300%, 6/22/27	716	650
144A 2.300%, 6/22/27(1)	— (2)	— (2)
		7,068

Industrials—2.1%
Air Canada 144A 3.875%, 8/15/26(1)	895	854
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	1,208	1,179
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	630	639
Bombardier, Inc. 144A 7.250%, 7/1/31(1)	25	25
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	910	786
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,083	923
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	35	36
Hexcel Corp. 4.200%, 2/15/27(5)	985	936
	Par Value	Value

Industrials—continued
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	$ 1,208	$ 1,055
Regal Rexnord Corp.
144A 6.050%, 2/15/26(1)	256	257
144A 6.050%, 4/15/28(1)	391	396
144A 6.300%, 2/15/30(1)	450	461
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	400	405
Veralto Corp. 144A 5.350%, 9/18/28(1)	845	856
		8,808

Information Technology—0.8%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	409	383
144A 4.000%, 7/1/29(1)	861	800
Kyndryl Holdings, Inc. 2.700%, 10/15/28	547	484
Open Text Corp. 144A 3.875%, 2/15/28(1)	900	834
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	510	475
Vontier Corp. 2.400%, 4/1/28(5)	585	517
		3,493

Materials—1.1%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	1,018
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,185	1,134
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,280	1,259
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,038	951
		4,362

Real Estate—0.7%
EPR Properties 4.950%, 4/15/28	735	699
GLP Capital LP 5.250%, 6/1/25	955	949
Office Properties Income Trust 2.650%, 6/15/26	373	216
VICI Properties LP
144A 4.625%, 6/15/25(1)	170	167
144A 4.500%, 1/15/28(1)	265	254
144A 4.625%, 12/1/29(1)	720	681
		2,966

Utilities—2.1%
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(3)	215	214
American Electric Power Co., Inc. 5.699%, 8/15/25	964	966
	Par Value	Value

Utilities—continued
DPL, Inc. 4.125%, 7/1/25	$ 147	$ 144
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	690	700
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	770	815
Exelon Corp. 5.150%, 3/15/28	480	481
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	763
National Grid plc 5.602%, 6/12/28	617	628
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,155
PacifiCorp
5.100%, 2/15/29(5)	515	519
5.300%, 2/15/31	140	140
Puget Energy, Inc. 2.379%, 6/15/28	823	734
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,533
		8,792

Total Corporate Bonds and Notes (Identified Cost $99,345)		96,772

Leveraged Loans—5.9%
Aerospace—0.6%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(3)	735	734
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.068%, 10/20/27(3)	454	468
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(3)	393	404
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(3)	1,121	1,125
		2,731

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(3)	1,022	1,022
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—0.4%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(3)	$ 621	$ 617
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(3)	742	744
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(7)	1	—
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(3)	215	215
		1,576

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.329%, 6/22/28(3)	513	513
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.577%, 7/29/30(3)	905	904
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.313%, 6/27/29(3)	124	124
		1,541

Food / Tobacco—0.3%
Aramark Services, Inc. Tranche B-7 (1 month Term SOFR + 2.000%) 0.000%, 4/6/28(3)	583	583
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.680%, 1/29/27(3)	818	818
		1,401

Gaming / Leisure—0.8%
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(3)	257	258
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(3)	75	75
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.250%) 7.559%, 11/25/30(3)	589	588
	Par Value	Value

Gaming / Leisure—continued
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.077%, 1/17/31(3)	$ 100	$ 100
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.100%) 7.429%, 11/6/30(3)	285	285
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(3)	225	225
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.195%, 3/13/28(3)	608	609
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.075%, 4/14/29(3)	365	365
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(3)	830	832
		3,337

Health Care—0.4%
CHG Healthcare Services, Inc. 2023 (1-3 month Term SOFR + 3.750%) 9.080% - 9.093%, 9/29/28(3)	254	255
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.680%, 4/20/29(3)	319	317
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(3)	425	419
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.330%, 3/6/27(3)	618	618
		1,609

Housing—0.3%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.177%, 11/29/30(3)	130	130
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.195%, 3/19/29(3)	627	627
	Par Value	Value

Housing—continued
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.693%, 9/22/28(3)	$ 607	$ 607
		1,364

Information Technology—0.8%
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.692%, 9/21/28(3)	620	619
Go Daddy Operating Co. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.330%, 11/9/29(3)	1,356	1,355
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/31/31(3)	698	692
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.079%, 3/3/30(3)	284	285
UKG, Inc. Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(3)	388	389
		3,340

Manufacturing—0.1%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.930%, 3/31/27(3)	482	482
Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.945%, 9/18/26(3)	371	371
Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B-2 (1 month Term SOFR + 1.750%) 7.076%, 2/1/27(3)	629	629
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.580%, 9/18/30(3)	715	697
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(3)	574	573
		1,899

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Retail—0.1%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.559%, 10/28/30(3)	$ 250	$ 250
Service—0.5%
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.082%, 1/18/29(3)	596	596
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(3)	830	828
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.442%, 1/21/28(3)	657	659
		2,083

Utilities—0.4%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(3)	187	187
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/17/31(3)	235	235
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.330%, 12/20/30(3)	503	503
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.079%, 4/30/31(3)	110	110
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(3)	703	702
		1,737

Total Leveraged Loans (Identified Cost $24,616)		24,743

Shares
Preferred Stocks—0.7%
Financials—0.7%
Citigroup, Inc. Series T, 6.250%	1,235 (8)	1,238
	Shares	Value
Financials—continued
JPMorgan Chase & Co. Series HH, 4.600%	1,106 (8)	$ 1,087
MetLife, Inc. Series D, 5.875%(5)	410 (8)	409
		2,734

Total Preferred Stocks (Identified Cost $2,762)		2,734

Total Long-Term Investments—99.3% (Identified Cost $424,666)		414,273

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(9)(10)	1,342,267	1,342
Total Securities Lending Collateral (Identified Cost $1,342)		1,342

TOTAL INVESTMENTS—99.6% (Identified Cost $426,008)		$415,615
Other assets and liabilities, net—0.4%		1,839
NET ASSETS—100.0%		$417,454

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $266,235 or 63.8% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	Security in default; no interest payments are being received.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	93%
Canada	1
United Kingdom	1
Cayman Islands	1
Romania	1
Ireland	1
France	1
Other	1
Total	100%
† % of total investments as of March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 24,666	$ —	$ 24,666	$ —
Foreign Government Securities	3,320	—	3,320	—
Mortgage-Backed Securities	114,495	—	113,694	801
Asset-Backed Securities	147,543	—	146,243	1,300
Corporate Bonds and Notes	96,772	—	96,772	—
Leveraged Loans	24,743	—	24,743	— (1)
Equity Securities:
Preferred Stocks	2,734	—	2,734	—
Securities Lending Collateral	1,342	1,342	—	—
Total Investments	$415,615	$1,342	$412,172	$2,101

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities	Asset-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2023:	$ —	$ —	$ —	$ — (a)
Net change in unrealized appreciation (depreciation)(b)	1	1	—	—
Purchases	2,100	800	1,300	—
Balance as of March 31, 2024	$ 2,101	$ 801	$ 1,300	$ — (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024, was $1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—4.7%
U.S. Treasury Bonds
3.875%, 5/15/43	$ 1,410	$ 1,301
1.875%, 11/15/51	4,265	2,555
4.000%, 11/15/52	13,020	12,241
3.625%, 5/15/53	5,020	4,411
4.250%, 2/15/54	4,510	4,435
U.S. Treasury Note 3.375%, 5/15/33	785	735
Total U.S. Government Securities (Identified Cost $28,053)		25,678

Foreign Government Securities—8.4%
Arab Republic of Egypt
144A 5.875%, 2/16/31(2)	815	652
144A 8.500%, 1/31/47(2)	1,169	928
Bolivarian Republic of Venezuela
9.375%, 1/13/34(3)	1,505	254
RegS 7.650%, 4/21/25(3)(4)	1,500	208
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	3,660 BRL	713
Dominican Republic 144A 4.875%, 9/23/32(2)	1,610	1,443
Federative Republic of Brazil 6.000%, 10/20/33	2,355	2,330
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	1,280	1,332
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	880	810
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	730	587
144A 5.500%, 12/11/42(2)	630	554
Republic of Angola 144A 8.250%, 5/9/28(2)	1,645	1,585
Republic of Argentina 3.500%, 7/9/41(5)	4,183	1,682
Republic of Chile 3.500%, 1/31/34	1,195	1,048
Republic of Colombia 8.000%, 11/14/35	1,155	1,213
Republic of Ecuador 144A 6.000%, 7/31/30(2)(5)	1,238	838
Republic of El Salvador 144A 7.650%, 6/15/35(2)	1,155	879
Republic of Ghana
144A 8.125%, 3/26/32(2)(3)	560	285
RegS 8.125%, 3/26/32(3)(4)	903	459
Republic of Indonesia 2.850%, 2/14/30	1,980	1,768
Republic of Ivory Coast
144A 6.375%, 3/3/28(2)	540	533
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.125%, 6/15/33(2)	$ 245	$ 220
144A 8.250%, 1/30/37(2)	1,060	1,061
Republic of Nigeria 144A 7.375%, 9/28/33(2)	1,355	1,160
Republic of Panama
3.875%, 3/17/28	655	597
7.500%, 3/1/31	25	26
8.000%, 3/1/38	919	961
Republic of Philippines 3.700%, 3/1/41	1,435	1,185
Republic of Poland 4.875%, 10/4/33	1,420	1,397
Republic of Serbia 144A 6.500%, 9/26/33(2)	1,360	1,388
Republic of South Africa
5.875%, 6/22/30	1,975	1,822
5.650%, 9/27/47	215	156
Republic of Turkiye
9.375%, 3/14/29	785	854
7.625%, 4/26/29	1,435	1,465
9.125%, 7/13/30	1,995	2,165
7.625%, 5/15/34	455	457
Romania Government International Bond 144A 7.125%, 1/17/33(2)	1,220	1,306
Saudi International Bond
144A 5.500%, 10/25/32(2)	1,465	1,519
144A 4.500%, 10/26/46(2)	2,750	2,350
State of Qatar 144A 3.750%, 4/16/30(2)	925	888
Ukraine Government
144A 7.750%, 9/1/26(2)(3)	170	61
RegS 7.750%, 9/1/26(3)(4)	680	243
RegS 7.750%, 9/1/28(3)(4)	475	158
United Mexican States
3.500%, 2/12/34	450	375
6.350%, 2/9/35	2,375	2,454
6.338%, 5/4/53	865	856
6.400%, 5/7/54	900	899
Total Foreign Government Securities (Identified Cost $46,814)		46,124

Mortgage-Backed Securities—19.0%
Agency—3.4%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	1,113	1,130
Pool #SD3238 5.500%, 12/1/52	300	299
Pool #SD8289 5.500%, 1/1/53	2,294	2,284
	Par Value(1)	Value

Agency—continued
Pool #SD8309 6.000%, 3/1/53	$ 3,815	$ 3,853
Pool #SD8317 6.000%, 4/1/53	1,227	1,240
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	975	952
Pool #MA4785 5.000%, 10/1/52	1,841	1,798
Pool #MA4805 4.500%, 11/1/52	1,482	1,411
Pool #MA4980 6.000%, 4/1/53	4,421	4,464
Pool #MA5072 5.500%, 7/1/53	1,388	1,381
		18,812

Non-Agency—15.6%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(5)	1,572	1,575
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(5)	1,525	1,427
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(2)	1,011	992
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(2)	660	636
2020-SFR3, B 144A 1.806%, 9/17/37(2)	2,000	1,888
2021-SFR2, C 144A 1.877%, 8/17/38(2)	510	464
2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	490
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(5)	3,333	3,238
2023-1, A1 144A 4.750%, 9/26/67(2)(5)	3,069	2,976
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	95	90
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	221	207
2020-1, A3 144A 3.328%, 3/25/55(2)	1,183	974
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.245%, 3/15/37(2)(5)	1,130	1,085
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	700	698
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.223%, 4/15/37(2)(5)	$ 1,725	$ 1,734
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(5)	220	208
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.692%, 3/15/41(2)(5)	1,600	1,601
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(2)(5)	2,337	2,059
2022-CLS, A 144A 5.760%, 10/13/27(2)	603	605
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.945%, 9/15/38(2)(5)	770	778
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	181	163
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	378	341
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)	920	850
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(5)	724	698
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(5)	1,151	1,120
2022-5, A1 144A 4.550%, 4/25/67(2)(5)	1,399	1,398
2023-3, A1 144A 7.180%, 9/25/68(2)(5)	2,131	2,171
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	2,085	1,960
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	221
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.353%, 5/15/36(2)(5)	1,272	1,272
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	762	663
	Par Value(1)	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(5)	$ 304	$ 271
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	29	27
2022-1, A1 144A 2.206%, 1/25/67(2)(5)	269	228
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.139%, 7/15/38(2)(5)	1,966	1,964
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	770	726
2020-SFR2, B 144A 1.567%, 10/19/37(2)	1,245	1,164
2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	418
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(5)	36	32
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(5)	406	406
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(5)	1,186	1,148
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.814%, 8/15/39(2)(5)	836	840
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(5)	885	882
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(2)(5)	1,331	1,133
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.739%, 10/25/29(2)(5)	238	212
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(2)(5)	500	502
MetLife Securitization Trust 2017-1A, M1 144A 3.454%, 4/25/55(2)(5)	425	372
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(5)	591	564
2022-INV2, A1 144A 4.950%, 7/25/57(2)(5)	1,913	1,876
	Par Value(1)	Value

Non-Agency—continued
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(5)	$ 1,253	$ 1,194
2021-INV1, A1 144A 0.852%, 1/25/56(2)(5)	101	94
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	375	360
2017-3, B1 144A 3.250%, 1/25/61(2)(5)	674	572
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	779	692
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	1,290	1,339
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(5)	443	411
2016-4A, B1A 144A 4.500%, 11/25/56(2)(5)	363	342
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	1,362	1,286
2018-2A, A1 144A 4.500%, 2/25/58(2)(5)	28	27
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(5)	503	456
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(5)	982	888
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(5)	1,739	1,598
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(5)	1,723	1,738
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(5)	1,404	1,433
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.676%, 10/19/36(2)(5)	1,110	1,114
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(5)	302	302
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(2)(5)	148	132
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(2)(5)	1,710	1,601
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(2)(5)	270	266
Progress Residential Trust 2020-SFR3, A 144A 1.294%, 10/17/27(2)	1,153	1,080
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(2)(5)	$ 1,093	$ 1,045
RCKT Mortgage Trust 2023-CES1, A1A 144A 6.515%, 6/25/43(2)(5)	1,060	1,063
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(5)	6	6
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(5)	132	125
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(5)	168	136
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(2)(5)	1,400	1,433
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(2)(5)	112	111
2016-4, B1 144A 4.030%, 7/25/56(2)(5)	485	457
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	550	525
2017-4, A2 144A 3.000%, 6/25/57(2)(5)	850	771
2018-6, A1A 144A 3.750%, 3/25/58(2)(5)	59	58
2018-6, A2 144A 3.750%, 3/25/58(2)(5)	1,925	1,709
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	1,798	1,601
2023-1, A1 144A 3.750%, 1/25/63(2)	602	566
2017-6, A2 144A 3.000%, 10/25/57(2)(5)	665	610
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	610	579
2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	742
VCAT LLC 2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	428	414
Verus Securitization Trust
2021-R3, A1 144A 1.020%, 4/25/64(2)(5)	405	359
2022-5, A1 144A 3.800%, 4/25/67(2)(5)	804	748
2022-6, A1 144A 4.910%, 6/25/67(2)(5)	2,208	2,180
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	2,330	2,312
2023-8, A1 144A 6.259%, 12/25/68(2)(5)	1,722	1,727
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	97	87
	Par Value(1)	Value

Non-Agency—continued
2022-1, A2 144A 5.850%, 8/25/57(2)(5)	$ 945	$ 936
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	716	687
		85,259

Total Mortgage-Backed Securities (Identified Cost $105,940)		104,071

Asset-Backed Securities—14.9%
Automobiles—6.7%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	454	458
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,508
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(2)	220	220
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	1,129	1,116
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	846
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,457
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(2)	399	398
2022-N1, D 144A 4.130%, 12/11/28(2)	685	671
2023-N1, C 144A 5.920%, 7/10/29(2)	1,749	1,747
2024-N1, B 144A 5.630%, 5/10/30(2)	1,650	1,653
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	1,000	1,026
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	1,036	1,039
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	777	786
2023-3A, C 144A 6.400%, 5/15/29(2)	485	489
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	1,295	1,291
	Par Value(1)	Value

Automobiles—continued
2023-3A, D 6.680%, 4/16/29	$ 920	$ 934
FHF Issuer Trust 2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,103
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	584	587
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	991	987
2020-3A, E 144A 4.310%, 7/15/27(2)	940	928
2022-2A, D 144A 6.150%, 4/17/28(2)	800	799
2023-1A, B 144A 6.190%, 6/15/27(2)	983	985
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(2)	530	519
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(2)	750	748
2023-1A, D 144A 7.300%, 6/17/30(2)	780	795
2023-2A, D 144A 6.300%, 2/15/31(2)	750	751
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(2)	640	646
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(2)	895	896
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	975	981
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	520	511
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	1,200	1,202
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(2)	942	942
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	855	862
Tricolor Auto Securitization Trust
2023-1A, B 144A 6.840%, 11/16/26(2)	1,088	1,092
2023-1A, C 144A 7.240%, 2/16/27(2)	780	784
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	991	996
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(2)	$ 784	$ 782
2023-1, D 144A 8.000%, 7/10/28(2)	1,102	1,123
Westlake Automobile Receivables Trust
2022-1A, B 144A 2.750%, 3/15/27(2)	674	670
2024-1A, B 144A 5.550%, 11/15/27(2)	1,519	1,518
		36,846

Consumer Loans—1.7%
ACHV ABS Trust
2023-1PL, B 144A 6.800%, 3/18/30(2)	512	512
2023-3PL, B 144A 7.170%, 8/19/30(2)	865	869
2024-1PL, A 144A 5.900%, 4/25/31(2)	1,530	1,530
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	1,172	1,189
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	749
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	746	750
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	743	747
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	767	778
2024-1A, B 144A 6.290%, 2/18/31(2)	1,560	1,566
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	384	380
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(2)	147	143
Upstart Securitization Trust
2022-2, A 144A 4.370%, 5/20/32(2)	59	59
2023-1, A 144A 6.590%, 2/20/33(2)	251	251
		9,523

Credit Card—0.5%
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	1,317	1,328
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(2)	746	752
	Par Value(1)	Value

Credit Card—continued
2023-B, A 144A 7.690%, 11/15/28(2)	$ 570	$ 579
		2,659

Equipment—0.2%
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	740	745
Other—5.8%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	855	887
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,146	1,185
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	15	15
2019-A, C 144A 4.010%, 7/16/40(2)	647	587
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	1,790	1,655
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	1,350	1,349
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	709	712
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(2)	840	826
2023-1, A2 144A 5.990%, 3/15/32(2)	811	804
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	797	809
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	822	795
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	1,050	1,090
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	878	894
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	625	590
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(2)	960	863
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	1,157	1,072
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	613	587
	Par Value(1)	Value

Other—continued
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	$ 460	$ 454
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	1,180	1,181
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	1,277	1,283
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	1,588	1,594
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	963	881
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	1,435	1,455
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	635	625
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(2)	964	943
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	1,095	1,095
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	505	461
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,580	1,580
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	554	558
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	881	868
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	1,212	1,210
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,525	1,520
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(2)	759	762
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	873	772
		31,962

Total Asset-Backed Securities (Identified Cost $81,796)		81,735

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Corporate Bonds and Notes—36.4%
Communication Services—1.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	$ 660	$ 188
Altice France S.A. 144A 5.125%, 7/15/29(2)	730	493
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	1,480	1,271
CMG Media Corp. 144A 8.875%, 12/15/27(2)	1,220	809
CSC Holdings LLC
144A 7.500%, 4/1/28(2)	710	479
144A 11.750%, 1/31/29(2)	680	681
CT Trust 144A 5.125%, 2/3/32(2)	610	537
DISH DBS Corp.
5.875%, 11/15/24	590	565
7.750%, 7/1/26	440	295
Gray Television, Inc. 144A 7.000%, 5/15/27(2)	970	902
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	530	237
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	795	470
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	145
Sprint Capital Corp. 8.750%, 3/15/32	645	782
Telesat Canada 144A 6.500%, 10/15/27(2)	365	146
		8,000

Consumer Discretionary—2.3%
Amer Sports Co. 144A 6.750%, 2/16/31(2)	80	79
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	1,080	1,056
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,160
Carnival Corp. 144A 7.625%, 3/1/26(2)	610	617
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	518
Clarios Global LP 144A 8.500%, 5/15/27(2)	450	451
Ford Motor Co. 4.750%, 1/15/43	475	394
Ford Motor Credit Co. LLC 7.350%, 3/6/30	450	480
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(2)	575	579
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,012	930
Newell Brands, Inc. 6.625%, 9/15/29	892	872
	Par Value(1)	Value

Consumer Discretionary—continued
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	$ 695	$ 726
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(2)	725	710
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	649
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	313	305
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)	1,130	1,107
Royal Caribbean Cruises Ltd.
144A 9.250%, 1/15/29(2)	24	26
144A 6.250%, 3/15/32(2)	65	65
Tapestry, Inc. 7.850%, 11/27/33	945	1,026
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(2)	35	36
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	985	911
		12,697

Consumer Staples—1.4%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	285	272
144A 6.500%, 2/15/28(2)	272	275
BAT Capital Corp. 7.750%, 10/19/32	859	969
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	840	797
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	731
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	290	290
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(2)(6)	465	323
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(2)	345	343
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(2)	1,230	1,295
Pilgrim’s Pride Corp. 6.250%, 7/1/33	695	710
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)	470	474
Sigma Holdco B.V. 144A 7.875%, 5/15/26(2)	390	374
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	930	847
		7,700

Energy—6.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	716	713
	Par Value(1)	Value

Energy—continued
Antero Midstream Partners LP 144A 5.750%, 1/15/28(2)	$ 685	$ 674
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	795	817
BP Capital Markets plc 4.875% (7)	2,060	1,965
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(2)	455	451
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	640	639
Civitas Resources, Inc.
144A 8.625%, 11/1/30(2)	5	5
144A 8.750%, 7/1/31(2)	385	412
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	820	850
144A 6.714%, 8/15/63(2)	100	110
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(2)	679	707
Crescent Energy Finance LLC 144A 7.625%, 4/1/32(2)	10	10
CrownRock LP
144A 5.625%, 10/15/25(2)	415	414
144A 5.000%, 5/1/29(2)	460	454
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)	975	987
DT Midstream, Inc. 144A 4.125%, 6/15/29(2)	845	777
Ecopetrol S.A.
4.625%, 11/2/31	770	636
8.875%, 1/13/33	1,020	1,072
Enbridge, Inc.
7.625%, 1/15/83	685	703
8.500%, 1/15/84	416	452
Energy Transfer LP
Series G 7.125%(7)	345	337
Series H 6.500%(7)	660	647
EQM Midstream Partners LP 144A 6.375%, 4/1/29(2)	260	262
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	1,330	1,074
Genesis Energy LP 8.875%, 4/15/30	1,015	1,062
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)	375	381
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	749
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	472
144A 6.000%, 2/1/31(2)	485	472
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)	$ 1,200	$ 1,171
KazMunayGas National Co. JSC
144A 6.375%, 10/24/48(2)	1,710	1,597
RegS 6.375%, 10/24/48(4)	400	374
Kinder Morgan, Inc. 7.750%, 1/15/32	640	726
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(2)	660	649
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(2)	375	23
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	920	914
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(2)	735	729
Occidental Petroleum Corp. 6.125%, 1/1/31	630	652
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(7)(8)	124	6
Pertamina Persero PT 144A 2.300%, 2/9/31(2)(6)	2,270	1,876
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,580	142
Petroleos Mexicanos
6.500%, 3/13/27	1,240	1,166
6.700%, 2/16/32	2,010	1,673
7.690%, 1/23/50	1,390	999
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	830	762
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	1,085	1,115
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	404
Transocean, Inc.
144A 11.500%, 1/30/27(2)	746	778
144A 8.750%, 2/15/30(2)	360	375
USA Compression Partners LP 6.875%, 4/1/26	410	410
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(2)	55	50
144A 4.125%, 8/15/31(2)	485	431
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(2)	1,150	1,239
Viper Energy, Inc. 144A 7.375%, 11/1/31(2)	115	120
Western Midstream Operating LP 5.250%, 2/1/50	1,210	1,082
		37,767

	Par Value(1)	Value

Financials—11.4%
Acrisure LLC
144A 8.250%, 2/1/29(2)	$ 380	$ 382
144A 6.000%, 8/1/29(2)	655	601
AerCap Ireland Capital DAC 3.300%, 1/30/32	1,110	952
Allianz SE 144A 6.350%, 9/6/53(2)	1,000	1,050
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(5)	1,150	1,150
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	1,705	1,403
American Express Co. 5.625%, 7/28/34	1,065	1,074
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(2)	1,085	1,095
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	839
Ashtead Capital, Inc. 144A 5.800%, 4/15/34(2)	270	270
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	1,045	1,064
Athene Holding Ltd. 6.250%, 4/1/54	290	294
Aviation Capital Group LLC 144A 6.750%, 10/25/28(2)	150	156
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	389	372
RegS 3.125%, 7/1/30(4)	238	228
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(7)	485	499
Banco Mercantil del Norte S.A. 144A 6.625% (2)(7)	855	773
Bank of America Corp.
5.015%, 7/22/33	910	896
5.288%, 4/25/34	300	299
2.482%, 9/21/36	840	672
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	515	538
Series G 4.700%(7)	795	780
Barclays plc 7.437%, 11/2/33	580	644
BAT Capital Corp. 4.390%, 8/15/37	455	382
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	890	824
Blackstone Private Credit Fund
2.625%, 12/15/26	430	392
144A 7.300%, 11/27/28(2)	490	511
Blue Owl Credit Income Corp.
4.700%, 2/8/27	422	400
	Par Value(1)	Value

Financials—continued
144A 6.650%, 3/15/31(2)	$ 70	$ 68
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	1,180	988
BPCE S.A. 144A 7.003%, 10/19/34(2)	1,100	1,197
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	665	615
Brookfield Capital Finance LLC 6.087%, 6/14/33	705	738
Brookfield Finance, Inc. 6.350%, 1/5/34	215	229
Capital One Financial Corp.
2.359%, 7/29/32	865	667
6.051%, 2/1/35	325	331
Charles Schwab Corp. (The)
6.136%, 8/24/34	365	381
Series H 4.000%(7)	720	608
Citigroup, Inc.
6.270%, 11/17/33	985	1,040
6.174%, 5/25/34	544	552
Citizens Bank N.A. 2.250%, 4/28/25	490	471
Citizens Financial Group, Inc. 5.841%, 1/23/30	499	498
Corebridge Financial, Inc. 6.875%, 12/15/52	1,318	1,320
Discover Bank 4.650%, 9/13/28	905	876
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	970	907
Export-Import Bank Korea 5.125%, 1/11/33	865	881
Fifth Third Bancorp 4.337%, 4/25/33	645	589
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	750	753
Glencore Funding LLC 144A 5.634%, 4/4/34(2)	510	511
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	607	674
144A 6.750%, 3/15/54(2)	230	236
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	790	676
6.450%, 5/1/36	355	379
Grifols S.A. 144A 4.750%, 10/15/28(2)	800	662
HUB International Ltd. 144A 7.375%, 1/31/32(2)	155	156
Huntington Bancshares, Inc. 2.550%, 2/4/30	540	459
Huntington National Bank (The) 5.699%, 11/18/25	655	651
JPMorgan Chase & Co.
5.717%, 9/14/33	570	581
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
5.350%, 6/1/34	$ 325	$ 326
6.254%, 10/23/34	185	198
1.953%, 2/4/32	795	648
KeyCorp
4.789%, 6/1/33	680	623
6.401%, 3/6/35	415	424
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	430	402
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	740	668
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.619%, 4/20/67(5)	666	511
Medline Borrower LP 144A 6.250%, 4/1/29(2)	220	221
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	720	725
MetLife, Inc. Series G 3.850% (7)	1,015	976
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	996
Morgan Stanley
6.342%, 10/18/33	710	760
5.250%, 4/21/34	570	566
5.424%, 7/21/34	345	346
5.948%, 1/19/38	352	353
MSCI, Inc. 144A 3.625%, 9/1/30(2)	1,176	1,044
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.489%, 4/30/43(5)	450	449
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	895
NatWest Group plc 6.475%, 6/1/34	1,040	1,057
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	545
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	815	852
Northern Trust Corp.
3.375%, 5/8/32	600	559
6.125%, 11/2/32	365	386
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	100	102
Prudential Financial, Inc.
5.125%, 3/1/52	192	180
6.750%, 3/1/53	560	582
6.500%, 3/15/54	610	618
Sammons Financial Group, Inc. 144A 6.875%, 4/15/34(2)	515	519
	Par Value(1)	Value

Financials—continued
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	$ 1,275	$ 1,283
State Street Corp.
4.821%, 1/26/34	483	470
6.123%, 11/21/34	415	433
Series I 6.700%(7)	715	726
Synchrony Financial
4.875%, 6/13/25	310	305
4.500%, 7/23/25	385	377
3.700%, 8/4/26	180	171
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	815
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	629
Truist Financial Corp. 5.711%, 1/24/35	305	306
UBS Group AG
144A 9.250%(2)(7)	290	327
144A 4.988%, 8/5/33(2)	1,090	1,048
Wells Fargo & Co.
5.389%, 4/24/34	425	422
6.491%, 10/23/34	310	332
Series BB 3.900%(7)	950	904
Series U 5.875%(5)(7)	505	504
		62,817

Health Care—2.4%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(2)	940	895
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	800	762
Community Health Systems, Inc. 144A 4.750%, 2/15/31(2)	650	502
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,190	1,055
HCA, Inc.
5.500%, 6/1/33	740	743
5.600%, 4/1/34	250	252
6.000%, 4/1/54	190	193
Illumina, Inc. 2.550%, 3/23/31	1,145	946
LifePoint Health, Inc. 144A 9.875%, 8/15/30(2)	1,115	1,166
Medline Borrower LP 144A 5.250%, 10/1/29(2)	1,210	1,144
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(9)	345	226
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)	340	340
144A 10.000%, 4/15/27(2)	173	173
	Par Value(1)	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	$ 540	$ 503
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(2)	1,175	1,131
Universal Health Services, Inc. 2.650%, 1/15/32	1,550	1,268
Viatris, Inc.
2.700%, 6/22/30	915	776
4.000%, 6/22/50	455	314
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	830	754
		13,143

Industrials—3.7%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	1,275	1,135
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	833	812
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	705	656
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	597	577
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	250	254
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	1	1
Boeing Co. (The)
3.750%, 2/1/50	450	313
5.805%, 5/1/50	155	147
5.930%, 5/1/60	220	206
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	246	212
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	440	442
Chart Industries, Inc.
144A 7.500%, 1/1/30(2)	10	10
144A 9.500%, 1/1/31(2)	550	599
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,265	1,078
DP World Ltd. 144A 6.850%, 7/2/37(2)	100	109
Flowserve Corp. 3.500%, 10/1/30	740	657
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(2)	280	280
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
GFL Environmental, Inc. 144A 6.750%, 1/15/31(2)	$ 50	$ 51
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,370
Hertz Corp. (The)
144A 4.625%, 12/1/26(2)	740	672
144A 5.000%, 12/1/29(2)(6)	765	591
Icahn Enterprises LP
6.250%, 5/15/26	175	169
5.250%, 5/15/27	365	330
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,215	1,139
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	155	146
Regal Rexnord Corp. 144A 6.400%, 4/15/33(2)	1,578	1,637
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	650	621
Sempra Global 144A 3.250%, 1/15/32(2)	814	672
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	902
144A 6.625%, 3/1/32(2)	630	636
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	589	599
United Rentals North America, Inc. 3.750%, 1/15/32	540	471
Veralto Corp. 144A 5.450%, 9/18/33(2)	875	886
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(6)	1,410	1,199
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(2)	435	442
		20,021

Information Technology—1.3%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(2)	831	870
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	485	502
144A 3.875%, 9/1/28(2)	365	342
144A 4.000%, 7/1/29(2)	600	558
CommScope Technologies LLC 144A 6.000%, 6/15/25(2)	950	826
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)(6)	110	105
144A 6.500%, 10/15/28(2)(6)	635	564
	Par Value(1)	Value

Information Technology—continued
Dell International LLC 8.100%, 7/15/36	$ 575	$ 695
Leidos, Inc. 2.300%, 2/15/31	1,135	938
Viasat, Inc. 144A 5.625%, 9/15/25(2)	1,110	1,082
Vontier Corp. 2.950%, 4/1/31	975	815
		7,297

Materials—2.5%
ArcelorMittal S.A. 6.800%, 11/29/32	595	636
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	1,235	796
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	710	661
Berry Global, Inc. 144A 5.650%, 1/15/34(2)	415	413
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	850	851
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)(6)	1,120	1,102
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	1,493	1,354
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	1,130	1,115
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(6)	790	851
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	930	895
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,085	1,076
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	605
Taseko Mines Ltd. 144A 7.000%, 2/15/26(2)	715	718
Teck Resources Ltd. 6.125%, 10/1/35	510	527
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	962	950
Windsor Holdings III LLC 144A 8.500%, 6/15/30(2)	400	419
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,037	928
		13,897

Real Estate—1.3%
EPR Properties
4.750%, 12/15/26	455	440
3.600%, 11/15/31	475	397
	Par Value(1)	Value

Real Estate—continued
GLP Capital LP
4.000%, 1/15/30	$ 245	$ 224
3.250%, 1/15/32	436	367
6.750%, 12/1/33	575	606
MPT Operating Partnership LP 3.500%, 3/15/31	510	350
Office Properties Income Trust 4.500%, 2/1/25	900	744
Sabra Health Care LP 3.200%, 12/1/31	1,080	897
Safehold GL Holdings LLC 6.100%, 4/1/34	1,300	1,292
Service Properties Trust 4.950%, 2/15/27(6)	455	421
VICI Properties LP
4.950%, 2/15/30	375	363
5.125%, 5/15/32	725	693
5.750%, 4/1/34	150	148
144A 4.125%, 8/15/30(2)	180	164
		7,106

Utilities—1.7%
CMS Energy Corp. 4.750%, 6/1/50	1,305	1,202
Electricite de France S.A.
144A 6.250%, 5/23/33(2)	200	209
144A 6.900%, 5/23/53(2)	605	660
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	585	659
Ferrellgas LP
144A 5.375%, 4/1/26(2)	495	484
144A 5.875%, 4/1/29(2)	600	571
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	775	785
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	169
144A 8.375%, 2/15/32(2)	270	277
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,075
PacifiCorp
5.450%, 2/15/34	520	522
5.800%, 1/15/55	1,120	1,104
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	820
Sunnova Energy Corp. 144A 5.875%, 9/1/26(2)	555	432
Vistra Corp. 144A 8.000% (2)(7)	437	447
		9,416

Total Corporate Bonds and Notes (Identified Cost $202,795)		199,861

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Leveraged Loans—15.0%
Aerospace—0.7%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.329%, 2/15/29(5)	$ 216	$ 217
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(5)	1,199	1,197
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(5)	437	438
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(5)	169	169
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(5)	250	257
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(5)	1,156	1,154
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(5)	457	458
WestJet Loyalty LP (1 month Term SOFR + 3.100%) 8.427%, 12/11/26(5)	2	—
		3,890

Chemicals—0.6%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(5)	405	406
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.695%, 2/5/27(5)	833	829
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.677%, 10/15/28(5)	402	402
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.945%, 12/31/29(5)	390	390
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(5)	577	578
	Par Value(1)	Value

Chemicals—continued
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.326%, 8/1/30(5)	$ 403	$ 404
		3,009

Consumer Non-Durables—0.3%
Amer Sports Co. (3 month Term SOFR + 3.250%) 8.576%, 2/17/31(5)	135	135
DS Parent, Inc. Tranche B (2 month Term SOFR + 5.500%) 10.813%, 1/31/31(5)	725	713
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.314%, 12/22/26(5)	569	569
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28(5)	377	379
		1,796

Energy—0.7%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(5)	1,137	1,128
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(5)	120	120
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.942%, 6/17/27(5)	352	353
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.830%, 10/18/28(5)	619	619
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.830%, 2/3/31(5)	235	235
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(5)	485	487
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.817%, 2/16/28(5)	520	521
	Par Value(1)	Value

Energy—continued
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(5)	$ 355	$ 355
		3,818

Financials—0.7%
Acrisure LLC
2020, Tranche B (1 month LIBOR + 3.500%) 8.945%, 2/15/27(5)	473	472
2023, Tranche B (1 month Term SOFR + 4.500%) 9.830%, 11/6/30(5)	289	290
AssuredPartners, Inc.
2020 (1 month Term SOFR + 3.614%) 8.942%, 2/12/27(5)	398	398
2023 (1 month Term SOFR + 3.750%) 9.077%, 2/12/27(5)	60	60
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.692%, 12/23/26(5)	586	573
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.327%, 2/27/29(5)	268	269
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.574%, 6/20/30(5)	1,055	1,055
Truist Insurance Holdings LLC Tranche B (1 month LIBOR + 0.000%) 0.000%, 3/24/31(5)(10)	945	943
		4,060

Food / Tobacco—0.9%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.680%, 5/16/29(5)	668	564
Fiesta Purchaser, Inc. (1 month Term SOFR + 4.000%) 9.327%, 2/12/31(5)	335	335
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.680%, 1/29/27(5)	1,026	1,026
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.659%, 1/24/29(5)	842	786
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.057%, 7/12/29(5)	729	728
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Sigma Bidco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.286%, 1/2/28(5)	$ 837	$ 832
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.814%, 3/31/28(5)	893	883
		5,154

Food and Drug—0.1%
Chobani LLC 2023 (1 month Term SOFR + 3.250%) 8.575%, 10/25/27(5)	264	266
Forest Prod / Containers—0.5%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.775%) 9.105%, 4/13/29(5)	826	827
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(5)	784	735
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.326% - 9.329%, 8/14/26(5)	209	209
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.692%, 3/3/28(5)	1,168	1,153
		2,924

Gaming / Leisure—1.0%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 3.750%, 5/31/30(5)	35	35
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(5)	143	144
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(5)	175	175
Carnival Corp. (1 month Term SOFR + 3.000%) 8.319%, 8/9/27(5)	357	358
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.750%) 10.080%, 9/3/30(5)	403	404
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.909%, 3/29/27(5)	318	318
	Par Value(1)	Value

Gaming / Leisure—continued
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 0.000%) 9.079%, 1/27/29(5)	$ 344	$ 345
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 9.445%, 4/26/28(5)	331	328
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.762%) 0.000%, 11/12/29(5)(10)	665	663
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(5)	828	830
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.579%, 1/5/29(5)	653	654
Scientific Games Holdings LP (3 month Term SOFR + 3.250%) 8.580%, 4/4/29(5)	989	988
		5,242

Health Care—1.9%
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.830%, 5/4/28(5)	437	436
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.330%, 9/29/28(5)	279	278
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.695%, 9/29/28(5)	550	550
Cotiviti Holdings, Inc. (1 month Term SOFR + 3.250%) 0.000%, 2/24/31(5)(10)	500	499
eResearch Technology, Inc. First Lien (1 month Term SOFR + 4.614%) 9.940%, 2/4/27(5)	464	465
Financiere Mendel Tranche B (3 month Term SOFR + 4.250%) 9.564%, 11/12/30(5)	165	165
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.409%, 10/1/27(5)	436	416
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.698%, 8/19/28(5)	610	609
	Par Value(1)	Value

Health Care—continued
IVC Acquisition Ltd. Tranche B-9 (3 month Term SOFR + 5.500%) 10.809%, 12/12/28(5)	$ 838	$ 838
Lannett Co., Inc. 0.000%, 6/16/30(5)(11)	28	6
Medline Borrower LP Tranche B (1 month Term SOFR + 2.864%) 8.197%, 10/23/28(5)	504	505
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.071%, 11/30/27(5)	747	748
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 11/15/28(5)	589	590
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(5)	931	918
Radiology Partners, Inc. Tranche C (2 month Term SOFR + 5.262%) 0.000%, 1/31/29(5)(10)	793	764
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.079%, 12/11/26(5)	154	153
Southern Veterinary Partners LLC First Lien (1 month Term SOFR + 4.114%) 9.445%, 10/5/27(5)	552	553
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.309%, 9/27/30(5)	635	631
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.824%, 11/20/26(5)	345	324
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.924%) 9.255%, 7/2/25(5)	946	942
Waystar Technologies, Inc. (1 month Term SOFR + 4.000%) 9.330%, 10/22/29(5)	230	230
		10,620

Housing—0.5%
Chariot Buyer LLC
(1 month Term SOFR + 3.350%) 8.680%, 11/3/28(5)	452	452
First Lien (1 month Term SOFR + 3.750%) 9.080%, 11/3/28(5)	420	421
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Housing—continued
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.824%, 2/26/29(5)	$ 483	$ 476
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.600%) 0.000%, 3/20/31(5)(10)	80	80
Quikrete Holdings, Inc.
2031, Tranche B (1 month Term SOFR + 2.500%) 0.000%, 3/18/31(5)(10)	285	285
Tranche B-1 (1 month Term SOFR + 2.864%) 8.195%, 3/19/29(5)	338	338
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.945%, 6/2/28(5)	554	557
2022 (1 month Term SOFR + 3.350%) 8.680%, 6/2/28(5)	49	49
		2,658

Information Technology—1.9%
Ahead DB Holdings LLC 2024 (3 month Term SOFR + 4.250%) 9.559%, 2/1/31(5)	720	722
Applied Systems, Inc.
2024, First Lien (3 month Term SOFR + 3.500%) 8.809%, 2/24/31(5)	1,018	1,024
2024, Second Lien (3 month Term SOFR + 5.250%) 10.559%, 2/23/32(5)	80	83
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.813%, 8/15/29(5)	1,032	1,026
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.580%, 12/29/28(5)	175	176
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(5)	235	236
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.309%, 7/6/29(5)	746	748
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.110%, 9/29/28(5)	136	135
Delivery Hero SE (3 month Term SOFR + 5.000%) 0.000%, 12/12/29(5)(10)	590	585
	Par Value(1)	Value

Information Technology—continued
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.692%, 7/30/27(5)	$ 462	$ 463
Tranche D (1 month Term SOFR + 3.750%) 9.077%, 7/30/27(5)	35	35
Indicor Tranche B (3 month Term SOFR + 4.000%) 9.302%, 11/22/29(5)	500	503
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 9.324%, 3/2/28(5)	738	726
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 10.059%, 9/16/30(5)	223	223
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.163%, 3/27/29(5)	438	440
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.574%, 6/2/28(5)	576	570
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.692%, 3/10/28(5)	864	863
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.695%, 8/31/28(5)	290	290
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.445%, 4/24/28(5)	251	244
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.930%, 10/7/29(5)	355	356
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.680%, 5/3/27(5)	16	16
Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(5)	1,064	1,069
		10,533

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 3.600%) 8.925% - 8.926%, 10/8/27(5)	202	202
	Par Value(1)	Value

Manufacturing—continued
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.321%, 6/23/28(5)	$ 599	$ 600
Second Lien (3 month Term SOFR + 8.512%) 13.821%, 6/25/29(5)	72	70
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.673%, 3/15/30(5)	219	219
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.826%, 9/28/28(5)	457	457
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.945%, 10/21/28(5)	619	620
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.693%, 6/21/28(5)	699	697
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.677%, 3/17/27(5)	428	430
		3,295

Media / Telecom - Broadcasting—0.4%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 8.440%, 12/1/28(5)	695	650
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.909%, 12/17/26(5)	930	808
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.695%, 3/15/26(5)	614	614
		2,072

Media / Telecom - Cable/Wireless Video—0.4%
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.825%, 1/18/28(5)	995	955
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(5)	787	785
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.571%, 11/12/27(5)	377	374
		2,114

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Diversified Media—0.5%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(5)	$ 530	$ 532
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.192%, 7/28/28(5)	535	536
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.580%, 5/3/28(5)	663	659
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.423%, 4/11/29(5)	1,026	944
		2,671

Media / Telecom - Telecommunications—0.2%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.680%, 11/22/28(5)	566	566
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.324%, 7/31/25(5)	612	547
Tranche B-12 (3 month LIBOR + 3.688%) 9.263%, 1/31/26(5)	165	142
		1,255

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.827%, 3/2/29(5)	687	664
Metals / Minerals—0.2%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.080%, 8/19/30(5)	294	294
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.592%, 7/31/26(5)	530	528
		822

Retail—0.4%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.817%, 11/8/27(5)	472	473
EG America LLC Tranche C (3 month Term SOFR + 5.928%) 11.239%, 2/7/28(5)	489	485
	Par Value(1)	Value

Retail—continued
PetsMart LLC (1 month Term SOFR + 3.850%) 9.180%, 2/11/28(5)	$ 1,094	$ 1,090
		2,048

Service—1.9%
AlixPartners LLP (1 month Term SOFR + 2.500%) 7.830%, 2/4/28(5)	614	614
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.930%, 12/11/28(5)	639	635
BIFM U.S. Finance LLC (2 month Term SOFR + 4.250%) 9.571%, 5/31/28(5)	350	351
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.000%) 8.313%, 4/20/29(5)	346	346
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.080%, 3/31/28(5)	422	422
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.291%, 10/15/30(5)	418	418
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.583%, 2/1/29(5)	770	770
Husky Injection Molding Systems Ltd. Tranche B (1 month Term SOFR + 5.250%) 0.000%, 2/1/29(5)(10)	285	286
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.302%, 6/12/30(5)	637	638
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(5)	1,060	1,058
Omnia Partners LLC (3 month Term SOFR + 3.750%) 9.074%, 7/25/30(5)	589	591
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.814%, 2/7/31(5)	290	291
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.077%, 2/24/28(5)	405	406
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.585%, 3/4/28(5)	584	538
	Par Value(1)	Value

Service—continued
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.100%) 8.430%, 2/10/29(5)	$ 260	$ 259
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.079%, 6/30/28(5)	751	729
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(5)	764	763
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.330%, 5/3/28(5)	214	215
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.430%, 11/2/27(5)	742	721
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.195%, 3/24/28(5)	512	476
		10,527

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.918%, 12/13/29(5)	379	380
First Brands Group LLC 2022 (3 month Term SOFR + 5.000%) 10.574%, 3/30/27(5)	414	414
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.324%, 10/28/27(5)	751	707
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.080%, 1/30/31(5)	115	115
		1,616

Utilities—0.2%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(5)	266	266
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(5)	$ 1,007	$ 1,005
		1,271

Total Leveraged Loans (Identified Cost $82,036)		82,325

	Shares
Preferred Stocks—0.3%
Financials—0.3%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	525 (12)	496
JPMorgan Chase & Co. Series HH, 4.600%	300 (12)	295
MetLife, Inc. Series D, 5.875%(6)	478 (12)	477
Truist Financial Corp. Series Q, 5.100%	725 (12)	674
		1,942

Total Preferred Stocks (Identified Cost $1,990)		1,942

Common Stocks—0.0%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(11)(13)	42,729	5
NMG Parent LLC(13)	836	80
West Marine(11)(13)	650	2
		87

Health Care—0.0%
Lannett Co., Inc.(11)(13)	4,574	—
Total Common Stocks (Identified Cost $473)		87

Total Long-Term Investments—98.7% (Identified Cost $549,897)		541,823

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(14)	859,339	$ 859
Total Short-Term Investment (Identified Cost $859)		859

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(14)(15)	4,256,545	4,257
Total Securities Lending Collateral (Identified Cost $4,257)		4,257

TOTAL INVESTMENTS—99.7% (Identified Cost $555,013)		$546,939
Other assets and liabilities, net—0.3%		1,873
NET ASSETS—100.0%		$548,812

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $299,446 or 54.6% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(9)	Security in default; interest payments are being received.
(10)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real

Country Weightings†
United States	81%
Canada	2
Mexico	2
Turkey	1
United Kingdom	1
France	1
Luxembourg	1
Other	11
Total	100%
† % of total investments as of March 31, 2024.
As of March 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28	$43	$42	$43	$1
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 25,678	$ —	$ 25,678	$—
Foreign Government Securities	46,124	—	46,124	—
Mortgage-Backed Securities	104,071	—	104,071	—
Asset-Backed Securities	81,735	—	81,735	—
Corporate Bonds and Notes	199,861	—	199,861	—
Leveraged Loans	82,325	—	82,319	6 (1)
Equity Securities:
Preferred Stocks	1,942	—	1,942	—
Common Stocks	87	—	80	7 (1)
Money Market Mutual Fund	859	859	—	—
Securities Lending Collateral	4,257	4,257	—	—
Total Investments	$546,939	$5,116	$541,810	$13

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $325 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.9%
U.S. Treasury Notes
2.500%, 4/30/24	$ 150,185	$ 149,838
1.000%, 12/15/24	59,525	57,812
0.250%, 5/31/25	17,850	16,906
1.625%, 2/15/26	25,355	23,976
4.375%, 8/15/26	55,925	55,711
Total U.S. Government Securities (Identified Cost $304,152)		304,243

Foreign Government Securities—2.8%
Arab Republic of Egypt 144A 7.600%, 3/1/29(2)	5,155	4,759
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	2,562
RegS 7.750%, 10/13/19(3)(4)	9,851	1,310
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	21,320 BRL	4,155
Dominican Republic
144A 5.500%, 2/22/29(2)	3,285	3,180
144A 7.050%, 2/3/31(2)	2,200	2,278
Hungary Government International Bond 144A 6.125%, 5/22/28(2)	11,510	11,801
Kingdom of Jordan 144A 7.500%, 1/13/29(2)	5,500	5,491
Kingdom of Morocco 144A 5.950%, 3/8/28(2)	3,000	3,034
Republic of Angola 144A 8.250%, 5/9/28(2)	2,445	2,356
Republic of Argentina 3.500%, 7/9/41(5)	15,910	6,396
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	13,575	13,397
Republic of Panama
3.875%, 3/17/28	2,880	2,624
7.500%, 3/1/31	3,150	3,262
Republic of Serbia 144A 6.250%, 5/26/28(2)	8,095	8,259
Republic of South Africa 4.300%, 10/12/28	3,850	3,451
Republic of Turkiye
9.375%, 3/14/29	3,230	3,516
9.125%, 7/13/30	9,555	10,367
Romania Government International Bond 144A 5.875%, 1/30/29(2)	8,940	8,946
Saudi International Bond 144A 4.750%, 1/18/28(2)	6,500	6,488
	Par Value(1)	Value

Foreign Government Securities—continued
United Mexican States
3.750%, 1/11/28	$ 8,700	$ 8,273
5.000%, 5/7/29	7,030	6,942
Total Foreign Government Securities (Identified Cost $142,261)		122,847

Mortgage-Backed Securities—26.0%
Agency—2.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	41,496	42,161
Pool #SD3238 5.500%, 12/1/52	2,864	2,855
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	7	8
Pool #725762 6.000%, 8/1/34	43	44
Pool #773385 5.500%, 5/1/34	47	48
Pool #800267 5.500%, 12/1/34	13	13
Pool #806318 5.500%, 11/1/34	104	106
Pool #806328 5.500%, 11/1/34	88	89
Pool #808018 5.500%, 1/1/35	64	66
Pool #889578 6.000%, 4/1/38	31	32
Pool #890710 3.000%, 2/1/31	2,154	2,052
Pool #941322 6.000%, 7/1/37	5	5
Pool #AC6992 5.000%, 12/1/39	893	891
Pool #AD3841 4.500%, 4/1/40	963	945
Pool #AD4224 5.000%, 8/1/40	1,058	1,059
Pool #AD6058 4.000%, 8/1/25	233	229
Pool #AE4799 4.000%, 10/1/40	11	10
Pool #AH4009 4.000%, 3/1/41	1,301	1,232
Pool #AI2472 4.500%, 5/1/41	784	768
Pool #AO5149 3.000%, 6/1/27	87	84
Pool #AS6515 4.000%, 1/1/46	1,695	1,606
Pool #FS4438 5.000%, 11/1/52	12,043	11,758
	Par Value(1)	Value

Agency—continued
Pool #MA4785 5.000%, 10/1/52	$ 11,135	$ 10,873
Pool #MA4805 4.500%, 11/1/52	22,650	21,568
Pool #MA5072 5.500%, 7/1/53	29,273	29,125
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	5
		127,632

Non-Agency—23.1%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(5)	9,954	9,974
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(5)	2,936	2,725
2021-A, A1 144A 1.065%, 9/25/65(2)(5)	7,350	6,398
2022-B, A1 144A 3.500%, 3/27/62(2)(5)	15,706	14,690
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(2)	18,669	18,355
2015-SFR1, A 144A 3.467%, 4/17/52(2)	10,133	9,913
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	6,739	6,475
2020-SFR2, D 144A 3.282%, 7/17/37(2)	1,680	1,618
2020-SFR3, B 144A 1.806%, 9/17/37(2)	4,362	4,117
2021-SFR2, C 144A 1.877%, 8/17/38(2)	4,535	4,126
2021-SFR3, D 144A 2.177%, 10/17/38(2)	6,675	6,056
2021-SFR4, B 144A 2.417%, 12/17/38(2)	4,106	3,762
2022-SFR1, C 144A 3.740%, 3/17/39(2)	1,985	1,850
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(5)	2,967	2,754
2021-3, A2 144A 1.305%, 5/25/66(2)(5)	1,697	1,432
2021-5, A1 144A 0.951%, 7/25/66(2)(5)	6,356	5,333
2021-8, A1 144A 1.820%, 11/25/66(2)(5)	9,611	8,266
2022-5, A1 144A 4.500%, 5/25/67(2)(5)	4,865	4,727
2023-1, A1 144A 4.750%, 9/26/67(2)(5)	3,973	3,852
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	$ 2,841	$ 2,695
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	2,716	2,543
2022-1, A1B 144A 3.269%, 12/25/56(2)(5)	4,252	3,779
Banc of America Funding Trust 2004-D, 5A1 5.058%, 1/25/35(5)	755	731
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.245%, 3/15/37(2)(5)	10,490	10,071
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	7,140	7,120
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.223%, 4/15/37(2)(5)	18,900	18,995
BRAVO Residential Funding Trust 2021-A, A1 144A 4.991%, 10/25/59(2)(5)	4,371	4,307
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(5)	1,446	1,366
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.286%, 2/15/39(2)(5)	9,186	9,060
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.692%, 3/15/41(2)(5)	8,540	8,544
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.643%, 5/15/35(2)(5)	19,910	19,798
2019-OC11, B 144A 3.605%, 12/9/41(2)	5,000	4,465
2019-OC11, D 144A 3.944%, 12/9/41(2)(5)	7,699	6,785
2022-CLS, A 144A 5.760%, 10/13/27(2)	15,725	15,776
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.945%, 9/15/38(2)(5)	4,505	4,550
	Par Value(1)	Value

Non-Agency—continued
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	$ 3,797	$ 3,424
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	5,672	5,108
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.888%, 5/25/34(5)	278	251
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)	4,705	4,347
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(2)(5)	2,303	2,139
2018-RP1, A1 144A 3.000%, 9/25/64(2)(5)	2,956	2,847
2019-RP1, A1 144A 3.500%, 1/25/66(2)(5)	3,647	3,474
2020-EXP1, A1B 144A 1.804%, 5/25/60(2)(5)	1,430	1,287
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(2)(5)	2,698	2,343
2021-3R, A2 144A 1.257%, 12/25/64(2)(5)	632	546
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(5)	14,282	13,503
2022-4, A1 144A 4.301%, 3/25/67(2)(5)	7,092	6,903
2022-5, A1 144A 4.550%, 4/25/67(2)(5)	14,323	14,313
2023-3, A1 144A 7.180%, 9/25/68(2)(5)	8,620	8,781
2023-4, A1 144A 7.163%, 10/25/68(2)(5)	1,929	1,956
2021-2R, A1 144A 0.798%, 7/27/54(2)	1,702	1,475
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(5)	3,968	3,359
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	17,730	16,671
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(5)	9,555	9,166
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	5,078	4,947
2020-3, A 144A 1.358%, 8/15/53(2)	2,949	2,758
	Par Value(1)	Value

Non-Agency—continued
2020-4, A 144A 1.174%, 12/15/52(2)	$ 10,093	$ 9,455
2022-1, A 144A 4.744%, 6/17/55(2)(5)	7,093	6,987
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.353%, 5/15/36(2)(5)	22,728	22,728
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(5)	5,928	5,637
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(5)	2,395	2,171
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	10,742	9,346
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(2)(5)	5,606	4,809
2022-1, A1 144A 2.205%, 1/25/67(2)(5)	5,807	5,182
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	1,135	1,066
2020-1, A1 144A 2.006%, 5/25/65(2)(5)	949	918
2020-2, A1 144A 1.178%, 10/25/65(2)(5)	4,564	4,115
2021-1, A2 144A 1.003%, 2/25/66(2)(5)	881	741
2022-1, A1 144A 2.206%, 1/25/67(2)(5)	2,337	1,982
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.139%, 7/15/38(2)(5)	5,979	5,974
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	7,020	6,617
2020-SFR2, A 144A 1.266%, 10/19/37(2)	4,473	4,186
2020-SFR2, B 144A 1.567%, 10/19/37(2)	21,195	19,814
2021-SFR1, D 144A 2.189%, 8/17/38(2)	7,260	6,591
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(5)	689	614
2019-2, A52 144A 3.500%, 6/25/59(2)(5)	3,312	2,928
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.240%, 2/15/38(2)(5)	$ 5,700	$ 4,761
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	2,630	2,262
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(5)	8,868	8,875
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(5)	9,881	9,563
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.814%, 8/15/39(2)(5)	10,161	10,212
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(5)	6,407	6,388
2015-C32, AS 3.984%, 11/15/48	2,495	2,335
JPMorgan Chase Mortgage Trust
2006-A6, 3A3L 4.606%, 10/25/36(5)	233	165
2014-1, 2A12 144A 3.500%, 1/25/44(2)(5)	577	524
2014-5, B1 144A 2.739%, 10/25/29(2)(5)	1,882	1,690
2014-5, B2 144A 2.739%, 10/25/29(2)(5)	886	792
2015-1, AM1 144A 6.680%, 12/25/44(2)(5)	624	606
2015-5, A2 144A 6.922%, 5/25/45(2)(5)	767	761
2017-3, 2A2 144A 2.500%, 8/25/47(2)(5)	1,677	1,445
2017-5, A1 144A 4.257%, 10/26/48(2)(5)	2,116	2,112
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 6.194%, 4/25/46(2)(5)	4,108	3,962
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(5)(6)	9,200	9,211
LHOME Mortgage Trust
2021-RTL2, A1 144A 3.090%, 6/25/26(2)(5)	1,562	1,558
2024-RTL1, A1 144A 7.017%, 1/25/29(2)(5)	5,775	5,796
	Par Value(1)	Value

Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.454%, 4/25/55(2)(5)	$ 7,930	$ 6,949
2018-1A, A 144A 3.750%, 3/25/57(2)(5)	13,826	13,014
2019-1A, A1A 144A 3.750%, 4/25/58(2)(5)	4,373	4,227
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(5)	9,850	9,402
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(5)	3,518	3,352
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(5)	1,615	1,468
2021-INV1, A1 144A 0.852%, 1/25/56(2)(5)	924	862
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	1,983	1,902
2017-3, M2 144A 3.250%, 1/25/61(2)(5)	8,955	8,242
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	12,131	10,776
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(5)	3,487	3,245
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	12,180	12,646
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 7.409%, 2/25/34(5)	337	319
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.872%, 6/25/44(2)(5)	1,825	1,819
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(5)	3,209	2,991
2015-2A, A1 144A 3.750%, 8/25/55(2)(5)	2,679	2,488
2016-1A, A1 144A 3.750%, 3/25/56(2)(5)	1,458	1,362
2016-3A, A1 144A 3.750%, 9/25/56(2)(5)	1,756	1,639
2016-4A, A1 144A 3.750%, 11/25/56(2)(5)	2,240	2,078
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	8,938	8,435
2018-2A, A1 144A 4.500%, 2/25/58(2)(5)	5,039	4,869
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(5)	595	518
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(5)	2,975	2,699
2022-RTL1, A1F 144A 4.336%, 12/25/26(2)	8,710	8,662
	Par Value(1)	Value

Non-Agency—continued
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(5)	$ 2,572	$ 2,398
2016-2A, A1 144A 3.750%, 11/26/35(2)(5)	3,295	3,080
2018-1A, A1A 144A 4.000%, 12/25/57(2)(5)	6,280	5,942
NewRez Warehouse Securitization Trust 2021-1, C (1 month Term SOFR + 1.164%, Cap N/A, Floor 1.050%) 144A 6.494%, 5/25/55(2)(5)	11,999	11,993
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(5)	9,586	7,915
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(2)	3,982	3,610
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(5)	3,417	3,446
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(5)	945	965
2024-HYB1, A1 144A 3.529%, 3/25/53(2)(5)	7,585	7,287
2024-HYB2, A1 144A 3.524%, 4/25/53(2)(5)	9,107	8,709
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(5)	7,518	7,522
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.094%, 6/25/57(2)(5)	1,852	1,779
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(5)	6,196	6,196
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 5.115%, 3/25/26(2)(5)	1,789	1,772
2021-RPL2, A1 144A 1.455%, 10/25/51(2)(5)	18,589	16,618
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(2)(5)	10,237	10,078
Progress Residential Trust
2020-SFR2, E 144A 5.115%, 6/17/37(2)	6,890	6,773
2021-SFR3, D 144A 2.288%, 5/17/26(2)	11,130	10,224
2021-SFR5, D 144A 2.109%, 7/17/38(2)	2,500	2,274
2020-SFR3, A 144A 1.294%, 10/17/27(2)	4,628	4,337
2021-SFR1, C 144A 1.555%, 4/17/38(2)	2,544	2,330
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(5)	$ 1,878	$ 1,585
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(2)(5)	3,308	3,165
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(5)	3,423	2,891
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(5)	5,849	5,862
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(5)	7,936	8,030
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(2)(5)	74	73
2020-1, A1 144A 2.376%, 1/26/60(2)(5)	1,132	1,079
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(5)	1,193	1,131
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(2)(5)	5,632	4,459
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(5)	432	404
2021-3, A3 144A 1.518%, 6/25/56(2)(5)	1,988	1,609
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(2)(5)	11,700	11,973
Towd Point Mortgage Trust
2016-4, B1 144A 4.030%, 7/25/56(2)(5)	8,095	7,625
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	4,374	4,173
2018-2, A2 144A 3.500%, 3/25/58(2)(5)	12,525	11,737
2018-6, A1A 144A 3.750%, 3/25/58(2)(5)	2,494	2,436
2018-6, A1B 144A 3.750%, 3/25/58(2)(5)	1,705	1,600
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	925	823
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.044%, 5/25/58(2)(5)	4,045	4,221
2020-MH1, A2 144A 2.500%, 2/25/60(2)(5)	12,111	11,074
2021-1, A2 144A 2.750%, 11/25/61(2)(5)	12,970	10,495
2017-6, A2 144A 3.000%, 10/25/57(2)(5)	11,390	10,452
	Par Value(1)	Value

Non-Agency—continued
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	$ 5,243	$ 4,629
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	6,490	6,006
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(2)(5)	4,517	4,470
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(5)	4,418	4,279
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	6,646	6,429
2021-NPL6, A1 144A 1.917%, 9/25/51(2)(5)	7,526	7,294
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(2)(5)	3,017	2,892
2021-2, A1 144A 1.031%, 2/25/66(2)(5)	4,303	3,711
2021-R3, A1 144A 1.020%, 4/25/64(2)(5)	4,019	3,565
2022-4, A1 144A 4.474%, 4/25/67(2)(5)	11,860	11,576
2022-5, A1 144A 3.800%, 4/25/67(2)(5)	19,812	18,444
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	11,246	11,160
2023-8, A1 144A 6.259%, 12/25/68(2)(5)	6,600	6,620
2020-1, A1 144A 3.417%, 1/25/60(2)(5)	1,264	1,204
2020-4, A1 144A 1.502%, 5/25/65(2)(5)	4,587	4,326
2021-R1, A1 144A 0.820%, 10/25/63(2)(5)	3,198	2,891
2021-R2, A1 144A 0.918%, 2/25/64(2)(5)	3,062	2,707
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(5)	2,265	2,151
2021-1R, A1 144A 1.280%, 5/25/56(2)	6,179	5,502
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(2)(5)(6)	11,785	11,713
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	129	124
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,415
	Par Value(1)	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(5)	$ 2,257	$ 1,902
		1,017,604

Total Mortgage-Backed Securities (Identified Cost $1,199,945)		1,145,236

Asset-Backed Securities—26.2%
Automobiles—12.2%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(2)	4,318	4,293
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	5,939	5,981
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(2)	12	12
2022-1, E 144A 3.640%, 3/13/28(2)	11,425	10,924
2024-1, C 144A 5.630%, 1/14/30(2)	7,935	7,908
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(2)	5,338	5,340
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(2)	3,200	3,120
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	6,189	6,119
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	9,205	8,687
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,870	1,718
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(2)	11,500	10,439
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	4,518	4,575
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(2)	4,650	4,645
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(2)	3,500	3,504
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	$ 8,050	$ 8,090
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	1,547	1,540
CarNow Auto Receivables Trust
2022-1A, B 144A 4.890%, 3/16/26(2)	1,319	1,316
2023-1A, C 144A 7.240%, 9/15/26(2)	12,824	12,818
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(2)	2,548	2,537
2020-N1A, D 144A 3.430%, 1/15/26(2)	257	257
2020-P1, C 1.320%, 11/9/26	2,250	2,091
2021-N2, C 1.070%, 3/10/28	1,539	1,446
2021-N3, D 1.580%, 6/12/28	6,837	6,570
2021-P3, B 1.420%, 8/10/27	4,590	4,153
2022-N1, C 144A 3.320%, 12/11/28(2)	1,076	1,040
2022-N1, D 144A 4.130%, 12/11/28(2)	7,315	7,163
2023-N1, C 144A 5.920%, 7/10/29(2)	3,044	3,040
2023-N4, C 144A 6.590%, 2/11/30(2)	4,970	5,100
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	4,015	3,881
CPS Auto Receivables Trust
2022-D, D 144A 8.730%, 1/16/29(2)	7,170	7,553
2023-D, C 144A 7.170%, 1/15/30(2)	8,549	8,770
2024-A, C 144A 5.740%, 4/15/30(2)	2,455	2,459
Credit Acceptance Auto Loan Trust
2022-1A, A 144A 4.600%, 6/15/32(2)	7,275	7,210
2023-2A, A 144A 5.920%, 5/16/33(2)	2,080	2,088
2024-1A, A 144A 5.680%, 3/15/34(2)	8,404	8,424
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	3,965	3,969
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(2)	3,930	3,788
	Par Value(1)	Value

Automobiles—continued
2021-1A, E 144A 2.380%, 1/18/28(2)	$ 2,000	$ 1,917
2021-2A, C 144A 1.100%, 2/16/27(2)	2,406	2,385
2021-2A, D 144A 1.500%, 2/16/27(2)	4,350	4,176
2022-2A, D 144A 5.460%, 3/15/28(2)	7,500	7,402
2023-1A, D 144A 6.440%, 11/15/28(2)	1,741	1,762
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(2)	2,400	2,378
2020-3A, E 144A 3.440%, 8/17/26(2)	3,015	2,943
2022-3A, C 5.300%, 9/15/27	8,423	8,383
2023-2A, B 5.610%, 9/15/27	10,000	9,972
2023-3A, D 6.680%, 4/16/29	3,723	3,780
2023-5A, B 6.580%, 4/17/28	5,718	5,796
2024-2A, C 5.740%, 5/15/29	10,237	10,243
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(2)	4,755	4,754
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(2)	8,847	8,783
2023-1A, A2 144A 6.570%, 6/15/28(2)	2,278	2,290
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(2)	2,863	2,813
2021-2A, C 144A 1.470%, 11/15/27(2)	6,395	6,029
2022-1A, C 144A 3.130%, 5/15/28(2)	5,745	5,517
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(2)	1,900	1,868
2020-4, C 144A 1.280%, 2/16/27(2)	2,834	2,785
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(2)	2,110	2,042
2022-1, B 144A 2.150%, 5/17/27(2)	2,140	2,069
2023-1, A3 144A 5.390%, 12/15/27(2)	175	174
2023-2, A2 144A 5.990%, 5/15/28(2)	5,483	5,501
	Par Value(1)	Value

Automobiles—continued
2024-1, C 144A 5.770%, 11/15/29(2)	$ 5,000	$ 5,002
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	8,821	8,788
2020-3A, D 144A 2.270%, 5/15/26(2)	4,786	4,746
2020-3A, E 144A 4.310%, 7/15/27(2)	4,410	4,356
2022-1A, C 144A 3.190%, 2/16/27(2)	6,000	5,879
2022-2A, C 144A 5.300%, 4/17/28(2)	3,075	3,047
2022-2A, D 144A 6.150%, 4/17/28(2)	4,565	4,557
2023-1A, B 144A 6.190%, 6/15/27(2)	4,105	4,113
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	4,400	4,472
2023-2A, A3 144A 6.380%, 2/15/29(2)	1,725	1,765
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	4,407	4,418
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(2)	5,894	5,663
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(2)	7,395	7,243
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,705	2,610
2022-1A, A 144A 5.210%, 6/15/27(2)	3,717	3,707
2023-1A, D 144A 7.300%, 6/17/30(2)	2,570	2,619
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(2)	6,310	6,372
2024-1A, A2 144A 6.190%, 8/15/29(2)	4,510	4,504
Lobel Automobile Receivables Trust
2023-1, A 144A 6.970%, 7/15/26(2)	1,190	1,192
2023-1, B 144A 7.050%, 9/15/28(2)	8,568	8,580
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	10,766	10,835
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	$ 5,586	$ 5,603
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(2)	17,610	16,245
2022-1A, C 144A 5.310%, 6/14/29(2)	7,485	7,356
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(2)	6,000	5,737
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	5,770	5,800
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(2)	2,085	2,087
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(2)	5,431	5,489
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(2)	3,225	3,229
2024-1A, C 144A 6.960%, 1/18/30(2)	3,770	3,775
Santander Drive Auto Receivables Trust
2021-3, C 0.950%, 9/15/27	2,137	2,129
2022-7, A2 5.810%, 1/15/26	204	204
2023-1, B 4.980%, 2/15/28	4,101	4,073
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	5,155	5,199
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(2)	2,828	2,824
2023-1A, B 144A 6.840%, 11/16/26(2)	995	998
2023-1A, C 144A 7.240%, 2/16/27(2)	5,547	5,577
United Auto Credit Securitization Trust
2023-1, B 144A 5.910%, 7/10/28(2)	6,630	6,621
2023-1, C 144A 6.280%, 7/10/28(2)	4,655	4,643
2023-1, D 144A 8.000%, 7/10/28(2)	7,750	7,897
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	9,585	9,540
	Par Value(1)	Value

Automobiles—continued
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(2)	$ 1,492	$ 1,480
2022-1, B 144A 4.390%, 8/16/27(2)	15,000	14,860
2023-1, B 144A 7.170%, 11/15/28(2)	10,000	10,144
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	4,720	4,515
2022-1A, B 144A 2.750%, 3/15/27(2)	5,399	5,372
2023-1A, C 144A 5.740%, 8/15/28(2)	1,415	1,414
		535,609

Collateralized Loan Obligations—0.8%
GoldenTree Loan Management U.S. CLO 1 Ltd.
2021-9A, A (3 month Term SOFR + 1.332%, Cap N/A, Floor 1.070%) 144A 6.649%, 1/20/33(2)(5)	18,315	18,315
2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 0.000%, 4/20/37(2)(5)(6)	13,670	13,670
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.479%, 4/20/29(2)(5)	974	974
		32,959

Consumer Loans—1.6%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(2)	5,020	5,045
Affirm Asset Securitization Trust
2022-A, 1A 144A 4.300%, 5/17/27(2)	4,930	4,898
2022-A, A 144A 4.300%, 5/17/27(2)	4,765	4,735
2023-B, A 144A 6.820%, 9/15/28(2)	7,678	7,792
Lendingpoint Asset Securitization Trust 2022-B, A 144A 4.770%, 10/15/29(2)	1,339	1,330
	Par Value(1)	Value

Consumer Loans—continued
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	$ 1,753	$ 1,762
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	7,261	7,300
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(2)	3,508	3,394
2021-A, B 144A 1.760%, 3/8/28(2)	2,966	2,851
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(2)	11,440	10,792
2024-1A, A 144A 6.334%, 4/8/31(2)	9,643	9,646
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	1,750	1,757
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	2,394	2,320
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	3,376	3,337
Upstart Securitization Trust
2022-2, A 144A 4.370%, 5/20/32(2)	407	406
2023-1, A 144A 6.590%, 2/20/33(2)	1,347	1,347
		68,712

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	4,030	3,891
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	9,020	8,713
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	15,394	15,523
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(2)	4,804	4,844
2023-B, A 144A 7.690%, 11/15/28(2)	7,720	7,832
		40,803

Equipment—0.6%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(2)	3,750	3,655
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Equipment—continued
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(2)	$ 11,377	$ 10,238
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	9,548	9,355
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	4,135	4,128
		27,376

Other—10.1%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	12,166	12,629
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(2)	13,750	12,498
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(2)	1,830	1,802
2021-1A, C 144A 1.750%, 6/21/27(2)	5,345	5,199
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	2,235	2,248
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	11,197	11,576
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	192	191
2019-A, A 144A 3.140%, 7/16/40(2)	1,609	1,513
2019-A, C 144A 4.010%, 7/16/40(2)	14,633	13,272
2020-AA, B 144A 2.790%, 7/17/46(2)	2,160	1,944
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	16,416	15,178
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(2)	7,505	6,977
2023-B, A 144A 6.920%, 12/17/36(2)	2,391	2,442
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(2)	2,010	1,980
2020-A, B 144A 2.490%, 2/28/36(2)	2,788	2,571
	Par Value(1)	Value

Other—continued
2022-A, B 144A 4.610%, 9/28/37(2)	$ 2,038	$ 1,928
2023-A, A 144A 5.770%, 11/15/38(2)	6,355	6,338
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	13,163	11,931
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(2)	1,415	1,390
2023-1, A2 144A 5.820%, 9/16/30(2)	4,243	4,258
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	8,095	7,568
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(2)	620	610
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(2)	6,258	6,154
2023-1, A2 144A 5.990%, 3/15/32(2)	11,546	11,458
2023-2, B 144A 6.410%, 5/15/34(2)	2,800	2,820
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(2)	921	863
2021-1A, B 144A 2.050%, 11/21/33(2)	413	389
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	9,085	9,223
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	11,751	11,369
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	8,040	8,346
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	197	196
2021-1A, A 144A 1.270%, 5/15/41(2)	7,026	6,382
2023-1A, A 144A 5.670%, 12/15/43(2)	3,008	2,988
2023-2A, A 144A 6.530%, 6/15/49(2)	9,385	9,548
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(2)	2,494	2,475
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	4,044	3,590
	Par Value(1)	Value

Other—continued
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(2)	$ 8,959	$ 8,265
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	13,584	12,236
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(2)	1,176	1,152
2022-1D, B 144A 4.100%, 6/20/34(2)	2,477	2,386
2022-2A, C 144A 5.570%, 1/25/37(2)	688	675
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	1,249	1,179
HINNT LLC 2024-A, A 144A 5.490%, 3/15/43(2)	6,790	6,806
Hotwire Funding LLC
2021-1, C 144A 4.459%, 11/20/51(2)	6,405	5,758
2023-1A, A2 144A 5.687%, 5/20/53(2)	5,500	5,383
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	7,982	7,401
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	19,017	18,198
Lendingpoint Asset Securitization Trust 2022-C, A 144A 6.560%, 2/15/30(2)	839	839
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(2)	10,385	9,497
2024-1A, A 144A 5.530%, 6/21/32(2)	6,000	6,027
Libra Solutions LLC
2022-1A, A 144A 4.750%, 5/15/34(2)	665	661
2023-1A, A 144A 7.000%, 2/15/35(2)	2,531	2,527
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(2)	7,592	6,759
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	756	745
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	9,194	9,241
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(2)	1,288	1,198
2023-1A, B 144A 5.420%, 10/20/40(2)	5,852	5,785
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Other—continued
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	$ 1,303	$ 1,266
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	3,682	3,182
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	9,296	8,508
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	5,495	5,338
2023-A, B 144A 6.830%, 6/17/30(2)	7,120	7,251
Octane Receivables Trust
2021-1A, A 144A 0.930%, 3/22/27(2)	841	832
2021-1A, B 144A 1.530%, 4/20/27(2)	3,700	3,575
2023-1A, C 144A 6.370%, 9/20/29(2)	2,000	2,011
2023-3A, B 144A 6.480%, 7/20/29(2)	3,759	3,788
2023-3A, C 144A 6.740%, 8/20/29(2)	4,818	4,884
2024-1A, B 144A 5.660%, 5/20/30(2)	2,870	2,877
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	10,570	10,398
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(2)	13,069	12,783
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	5,730	5,730
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	3,750	3,421
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(2)	6,500	6,228
Sierra Timeshare Receivables Funding LLC
2019-2A, B 144A 2.820%, 5/20/36(2)	1,673	1,657
2020-2A, B 144A 2.320%, 7/20/37(2)	1,317	1,265
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	5,241	5,236
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	13,329	12,808
	Par Value(1)	Value

Other—continued
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(2)	$ 1,486	$ 1,467
2022-1A, D 144A 6.680%, 11/26/29(2)	2,794	2,696
2023-1A, A 144A 7.270%, 3/26/29(2)	5,611	5,633
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(2)	2,464	2,338
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(2)	364	360
2022-1A, B 144A 2.288%, 8/20/36(2)	2,287	2,193
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	14,664	12,978
		445,265

Total Asset-Backed Securities (Identified Cost $1,176,257)		1,150,724

Corporate Bonds and Notes—27.1%
Communication Services—0.6%
Altice France S.A.
144A 5.125%, 7/15/29(2)	4,885	3,302
144A 5.500%, 10/15/29(2)	3,970	2,694
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	1,585	1,504
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	4,880	4,888
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(2)	5,040	3,352
Sprint Capital Corp. 6.875%, 11/15/28	6,685	7,124
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(2)	1,653	1,643
Telesat Canada 144A 6.500%, 10/15/27(2)	2,485	994
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(2)	3	2
		25,503

Consumer Discretionary—1.2%
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(2)	8,000	7,458
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,417
6.800%, 5/12/28	2,130	2,213
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(2)	5,345	5,295
	Par Value(1)	Value

Consumer Discretionary—continued
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	$ 8,007	$ 7,357
Newell Brands, Inc. 6.375%, 9/15/27(7)	7,121	7,003
Nissan Motor Acceptance Co. LLC
144A 6.950%, 9/15/26(2)	1,775	1,823
144A 7.050%, 9/15/28(2)	4,225	4,416
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	4,765	4,908
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(2)	183	196
Tapestry, Inc.
7.050%, 11/27/25	910	929
7.350%, 11/27/28	4,410	4,647
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	2,895	2,676
		54,338

Consumer Staples—0.7%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(2)	4,341	4,387
BAT Capital Corp. 4.700%, 4/2/27	7,700	7,572
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	6,625	6,285
Coty, Inc. 144A 6.625%, 7/15/30(2)	6,940	7,048
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(2)(7)	2,990	2,078
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)	4,140	4,170
		31,540

Energy—4.5%
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	5,740	5,897
Boardwalk Pipelines LP 4.950%, 12/15/24	10,405	10,345
BP Capital Markets plc 4.875% (8)	12,135	11,577
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	9,020	9,009
Civitas Resources, Inc.
144A 8.375%, 7/1/28(2)	2,340	2,463
144A 8.625%, 11/1/30(2)	40	43
144A 8.750%, 7/1/31(2)	4,405	4,714
CrownRock LP
144A 5.625%, 10/15/25(2)	5,045	5,033
144A 5.000%, 5/1/29(2)	5,695	5,625
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Ecopetrol S.A. 8.625%, 1/19/29	$ 11,560	$ 12,203
Enbridge, Inc. 7.375%, 1/15/83	11,650	11,705
Energy Transfer LP
4.200%, 4/15/27	8,610	8,372
8.000%, 5/15/54	1,270	1,332
Series G 7.125%(8)	3,600	3,515
EQM Midstream Partners LP
144A 7.500%, 6/1/27(2)	90	92
144A 6.375%, 4/1/29(2)	1,795	1,808
Genesis Energy LP 8.875%, 4/15/30	4,315	4,517
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)	4,315	4,225
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(2)	5,835	5,727
RegS 5.375%, 4/24/30(4)	3,550	3,484
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	7,000	6,969
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	4,595	4,567
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	7,945	7,750
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	9,545	859
Petroleos Mexicanos 6.500%, 3/13/27	25,875	24,323
Saudi Arabian Oil Co. 144A 2.875%, 4/16/24(2)	17,260	17,210
Transocean, Inc. 144A 11.500%, 1/30/27(2)	6,265	6,529
USA Compression Partners LP 6.875%, 4/1/26	5,955	5,948
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(2)	6,175	5,558
Western Midstream Operating LP 4.050%, 2/1/30	4,740	4,422
		195,821

Financials—10.7%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	5,841
3.000%, 10/29/28	695	629
144A 6.450%, 4/15/27(2)	2,365	2,428
	Par Value(1)	Value

Financials—continued
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(5)	$ 10,625	$ 10,628
Aon North America, Inc. 5.150%, 3/1/29	5,265	5,294
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	3,287	3,144
RegS 3.125%, 7/1/30(4)	1,928	1,844
Banco Mercantil del Norte S.A. 144A 5.875% (2)(8)	11,295	10,744
Banco Santander Chile 144A 2.700%, 1/10/25(2)	7,545	7,361
Bank of America Corp.
3.841%, 4/25/25	4,915	4,908
1.734%, 7/22/27	9,930	9,155
2.551%, 2/4/28	6,080	5,651
(3 month Term SOFR + 1.032%) 6.304%, 2/5/26(5)	11,312	11,356
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	10,759	10,557
Barclays plc
7.325%, 11/2/26	3,430	3,514
7.385%, 11/2/28	3,215	3,409
Blackstone Private Credit Fund
2.625%, 12/15/26	5,165	4,713
144A 7.300%, 11/27/28(2)	2,925	3,050
Block, Inc. 2.750%, 6/1/26	7,535	7,087
Blue Owl Credit Income Corp.
5.500%, 3/21/25	4,304	4,274
144A 6.650%, 3/15/31(2)	2,435	2,376
BPCE S.A. 144A 5.975%, 1/18/27(2)	6,390	6,407
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	9,138
Capital One Financial Corp.
6.312%, 6/8/29	7,118	7,318
5.700%, 2/1/30	955	963
Charles Schwab Corp. (The)
Series G 5.375%(8)	4,332	4,302
Series H 4.000%(8)	6,721	5,671
Citadel Finance LLC 144A 3.375%, 3/9/26(2)	5,660	5,308
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,014
3.200%, 10/21/26	4,572	4,354
	Par Value(1)	Value

Financials—continued
(SOFR + 1.280%) 6.637%, 2/24/28(5)	$ 8,147	$ 8,199
Citizens Bank N.A. 2.250%, 4/28/25	9,235	8,885
Citizens Financial Group, Inc. 5.841%, 1/23/30	2,341	2,338
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	8,949
Credit Suisse AG 7.950%, 1/9/25	4,910	4,991
Danske Bank A/S 144A 1.621%, 9/11/26(2)	1,935	1,821
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,623
6.819%, 11/20/29	1,700	1,777
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	15,930	14,893
Export-Import Bank Korea 3.250%, 8/12/26	7,800	7,513
Fifth Third Bancorp 4.055%, 4/25/28	2,565	2,449
Fifth Third Bank N.A. 5.852%, 10/27/25	4,530	4,526
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	4,810	4,828
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	17,415	17,088
HUB International Ltd. 144A 7.250%, 6/15/30(2)	1,505	1,547
Huntington Bancshares, Inc. 6.208%, 8/21/29	3,920	4,012
Huntington National Bank (The) 5.699%, 11/18/25	6,622	6,583
JPMorgan Chase & Co.
1.578%, 4/22/27	16,600	15,390
4.323%, 4/26/28	5,930	5,793
(SOFR + 1.180%) 6.538%, 2/24/28(5)	13,015	13,162
KeyBank N.A. (SOFR + 0.320%) 5.682%, 6/14/24(5)	6,755	6,750
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	7,870	7,363
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	8,415	7,597
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.619%, 4/20/67(5)	8,294	6,362
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Medline Borrower LP 144A 6.250%, 4/1/29(2)	$ 1,425	$ 1,431
MetLife, Inc. Series G 3.850% (8)	6,910	6,642
Morgan Stanley
2.188%, 4/28/26	6,000	5,789
2.475%, 1/21/28	10,911	10,150
6.296%, 10/18/28	1,604	1,659
3.772%, 1/24/29	6,000	5,711
MSCI, Inc. 144A 3.625%, 9/1/30(2)	7,659	6,798
Navient Corp. 5.875%, 10/25/24	7,452	7,441
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	635	646
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	8,006	7,998
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	6,240	6,213
State Street Corp.
5.751%, 11/4/26	4,009	4,036
5.684%, 11/21/29	2,545	2,614
Series I 6.700%(8)	6,430	6,525
Synchrony Financial
4.875%, 6/13/25	3,194	3,146
3.700%, 8/4/26	3,062	2,912
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	4,719
Toronto-Dominion Bank (The) 8.125%, 10/31/82	10,895	11,427
Truist Bank 3.625%, 9/16/25	8,785	8,550
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,735
UBS AG 5.650%, 9/11/28	6,700	6,859
UBS Group AG 144A 9.250% (2)(8)	4,345	4,708
Wells Fargo & Co.
3.526%, 3/24/28	9,000	8,566
6.303%, 10/23/29	900	937
Series U 5.875%(5)(8)	6,935	6,920
		472,009

Health Care—1.7%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	3,065	2,499
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	11,616
HCA, Inc.
5.200%, 6/1/28	4,461	4,474
	Par Value(1)	Value

Health Care—continued
5.450%, 4/1/31	$ 1,802	$ 1,811
Illumina, Inc.
5.800%, 12/12/25	4,445	4,452
5.750%, 12/13/27	5,005	5,063
IQVIA, Inc. 5.700%, 5/15/28	6,437	6,526
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,588
1.750%, 9/2/27	4,639	4,143
Solventum Corp. 144A 5.400%, 3/1/29(2)	2,600	2,605
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	516	513
3.150%, 10/1/26	5,430	5,062
4.750%, 5/9/27	1,280	1,231
7.875%, 9/15/29	975	1,044
Universal Health Services, Inc. 1.650%, 9/1/26	12,600	11,484
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,743
Viatris, Inc.
2.300%, 6/22/27	8,330	7,564
144A 2.300%, 6/22/27(2)	— (9)	— (9)
		74,418

Industrials—2.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.000%, 7/30/27(2)	4,830	4,429
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	10,573	10,312
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(2)	2,828	2,826
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	7,115	7,220
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	6,086	5,911
Bombardier, Inc. 144A 7.250%, 7/1/31(2)	255	256
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	8,919	7,702
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	8,984	7,659
GFL Environmental, Inc. 144A 6.750%, 1/15/31(2)	410	420
	Par Value(1)	Value

Industrials—continued
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)	$ 9,925	$ 9,007
Hexcel Corp. 4.200%, 2/15/27	10,050	9,548
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	8,650	7,552
Icahn Enterprises LP 6.250%, 5/15/26	2,110	2,037
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	3,095	2,927
Regal Rexnord Corp.
144A 6.050%, 2/15/26(2)	2,680	2,694
144A 6.050%, 4/15/28(2)	4,590	4,653
144A 6.300%, 2/15/30(2)	4,698	4,809
TransDigm, Inc. 144A 6.625%, 3/1/32(2)	3,860	3,900
Veralto Corp. 144A 5.350%, 9/18/28(2)	8,890	9,005
		102,867

Information Technology—1.0%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(2)	1,950	1,827
144A 4.000%, 7/1/29(2)	9,207	8,559
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	1,440	1,369
144A 6.500%, 10/15/28(2)(7)	2,165	1,925
Kyndryl Holdings, Inc.
2.050%, 10/15/26	5,026	4,604
2.700%, 10/15/28	2,815	2,492
Leidos, Inc. 3.625%, 5/15/25	7,850	7,674
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	4,710	4,385
Viasat, Inc. 144A 5.625%, 9/15/25(2)	7,025	6,848
Vontier Corp. 2.400%, 4/1/28	6,130	5,412
		45,095

Materials—1.5%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	12,755	12,210
Celanese U.S. Holdings LLC 3.500%, 5/8/24	8,694	8,674
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	8,105	7,973
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	5,200	4,922
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	$ 3,120	$ 3,095
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(2)	6,740	6,629
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	11,513	10,545
Suzano Austria GmbH
2.500%, 9/15/28	8,725	7,686
6.000%, 1/15/29	2,205	2,213
		63,947

Real Estate—0.9%
EPR Properties 4.950%, 4/15/28	9,545	9,083
GLP Capital LP
5.250%, 6/1/25	7,340	7,293
5.750%, 6/1/28	1,863	1,864
5.300%, 1/15/29	2,731	2,685
Office Properties Income Trust 2.650%, 6/15/26	5,087	2,939
VICI Properties LP
144A 4.625%, 6/15/25(2)	1,305	1,285
144A 5.750%, 2/1/27(2)	6,370	6,362
144A 4.500%, 1/15/28(2)	1,710	1,638
144A 4.625%, 12/1/29(2)	3,420	3,235
144A 4.125%, 8/15/30(2)	1,780	1,619
		38,003

Utilities—2.0%
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(5)	2,235	2,223
American Electric Power Co., Inc. 5.699%, 8/15/25	10,255	10,276
DPL, Inc. 4.125%, 7/1/25	1,596	1,560
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	7,110	7,213
Enel Finance America LLC 144A 7.100%, 10/14/27(2)	6,270	6,634
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	7,425	7,392
Ferrellgas LP 144A 5.375%, 4/1/26(2)	5,670	5,547
National Grid plc 5.602%, 6/12/28	4,481	4,565
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	4,792	4,810
	Par Value(1)	Value

Utilities—continued
NRG Energy, Inc. 144A 3.750%, 6/15/24(2)	$ 14,667	$ 14,589
PacifiCorp
5.100%, 2/15/29	2,570	2,588
5.300%, 2/15/31	2,940	2,948
Puget Energy, Inc. 2.379%, 6/15/28	7,558	6,741
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	12,693
		89,779

Total Corporate Bonds and Notes (Identified Cost $1,221,833)		1,193,320

Leveraged Loans—9.9%
Aerospace—0.8%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.329%, 2/15/29(5)	2,613	2,617
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(5)	6,942	6,934
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.068%, 10/20/27(5)	4,058	4,181
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(5)	3,396	3,493
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(5)	6,153	6,141
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(5)	12,916	12,956
		36,322

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(5)	8,280	8,283
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.677%, 10/15/28(5)	4,149	4,151
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.945%, 12/31/29(5)	$ 1,825	$ 1,826
		14,260

Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.314%, 12/22/26(5)	6,315	6,317
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28(5)	2,667	2,677
		8,994

Energy—0.4%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.573%, 5/17/29(5)	1,672	1,675
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(5)	5,949	5,901
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(5)	1,325	1,328
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(5)	7,232	7,254
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(6)	66	—
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(5)	2,260	2,263
		18,421

Financials—0.7%
Acrisure LLC 2023, Tranche B (1 month Term SOFR + 4.500%) 9.830%, 11/6/30(5)	1,741	1,745
Avolon TLB Borrower 1 U.S. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.329%, 6/22/28(5)	5,958	5,958
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.327%, 2/27/29(5)	$ 4,242	$ 4,245
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.577%, 7/29/30(5)	8,581	8,569
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.313%, 6/27/29(5)	1,300	1,301
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.574%, 6/20/30(5)	4,495	4,496
Truist Insurance Holdings LLC Tranche B (1 month LIBOR + 0.000%) 0.000%, 3/24/31(5)(10)	4,255	4,248
		30,562

Food / Tobacco—0.7%
Aramark Services, Inc. Tranche B-7 (1 month Term SOFR + 2.000%) 7.332%, 4/6/28(5)	4,656	4,653
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.680%, 5/16/29(5)	7,288	6,146
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.680%, 1/29/27(5)	8,909	8,911
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.057%, 7/12/29(5)	2,261	2,260
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.814%, 3/31/28(5)	6,309	6,237
		28,207

Food and Drug—0.1%
Chobani LLC 2023 (1 month Term SOFR + 3.250%) 8.575%, 10/25/27(5)	1,790	1,800
Forest Prod / Containers—0.2%
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.326% - 9.329%, 8/14/26(5)	3,612	3,623
	Par Value(1)	Value

Forest Prod / Containers—continued
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.692%, 3/3/28(5)	$ 4,968	$ 4,905
		8,528

Gaming / Leisure—1.2%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 3.750%, 5/31/30(5)	200	201
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(5)	3,322	3,327
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(5)	810	810
Carnival Corp. (1 month Term SOFR + 3.000%) 8.319%, 8/9/27(5)	4,466	4,469
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.250%) 7.559%, 11/25/30(5)	6,494	6,490
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.077%, 1/17/31(5)	1,145	1,147
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.100%) 7.429%, 11/6/30(5)	3,145	3,150
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(5)	6,903	6,924
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.579%, 1/5/29(5)	4,697	4,707
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.195%, 3/13/28(5)	5,958	5,958
Scientific Games Holdings LP (3 month Term SOFR + 2.500%) 0.000%, 4/4/29(5)(10)	4,618	4,615
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.075%, 4/14/29(5)	3,191	3,194
	Par Value(1)	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(5)	$ 6,195	$ 6,203
		51,195

Health Care—0.6%
CHG Healthcare Services, Inc.
2023 (1-3 month Term SOFR + 3.750%) 9.080% - 9.093%, 9/29/28(5)	778	780
First Lien (1 month Term SOFR + 3.364%) 8.695%, 9/29/28(5)	2,331	2,331
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 11/15/28(5)	4,307	4,315
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.680%, 4/20/29(5)	5,673	5,640
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(5)	5,943	5,862
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.330%, 3/6/27(5)	6,285	6,289
Sotera Health Holdings LLC (1 month Term SOFR + 2.864%) 8.195%, 12/11/26(5)	2,730	2,715
		27,932

Housing—0.4%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.177%, 11/29/30(5)	1,447	1,450
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.600%) 0.000%, 3/20/31(5)(10)	495	497
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.195%, 3/19/29(5)	5,473	5,473
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.945%, 6/2/28(5)	3,305	3,325
2022 (1 month Term SOFR + 3.350%) 8.680%, 6/2/28(5)	735	738
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Housing—continued
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.693%, 9/22/28(5)	$ 5,810	$ 5,810
		17,293

Information Technology—0.9%
Applied Systems, Inc. 2024, First Lien (3 month Term SOFR + 3.500%) 8.809%, 2/24/31(5)	14,210	14,289
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(5)	2,635	2,642
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.692%, 9/21/28(5)	4,046	4,039
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.692%, 7/30/27(5)	2,209	2,215
Tranche D (1 month Term SOFR + 3.750%) 9.077%, 7/30/27(5)	633	636
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/31/31(5)	3,137	3,109
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.930%, 10/7/29(5)	197	198
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.079%, 3/3/30(5)	6,418	6,443
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.680%, 5/3/27(5)	233	234
Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(5)	6,777	6,809
		40,614

Manufacturing—0.5%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 3.600%) 8.925% - 8.926%, 10/8/27(5)	5,356	5,366
	Par Value(1)	Value

Manufacturing—continued
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.673%, 3/15/30(5)	$ 4,296	$ 4,302
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.945%, 10/21/28(5)	6,018	6,027
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.930%, 3/31/27(5)	4,448	4,453
		20,148

Media / Telecom - Broadcasting—0.3%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.945%, 9/18/26(5)	4,264	4,262
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.695%, 3/15/26(5)	7,107	7,112
		11,374

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-2 (1 month Term SOFR + 1.750%) 7.076%, 2/1/27(5)	5,340	5,339
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.580%, 9/18/30(5)	7,715	7,516
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.825%, 1/18/28(5)	8,066	7,746
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(5)	5,701	5,692
		26,293

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(5)	2,066	2,072
	Par Value(1)	Value

Media / Telecom - Diversified Media—continued
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.423%, 4/11/29(5)	$ 6,233	$ 5,739
		7,811

Media / Telecom - Telecommunications—0.0%
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 9.263%, 1/31/26(5)	1,395	1,196
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.080%, 8/19/30(5)	1,224	1,227
Retail—0.2%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.559%, 10/28/30(5)	2,960	2,963
PetsMart LLC (1 month Term SOFR + 3.850%) 9.180%, 2/11/28(5)	4,743	4,726
		7,689

Service—1.0%
AlixPartners LLP (1 month Term SOFR + 2.500%) 7.830%, 2/4/28(5)	5,258	5,262
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.000%) 8.313%, 4/20/29(5)	2,910	2,910
Camelot US Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.077%, 1/31/31(5)	5,260	5,256
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.082%, 1/18/29(5)	5,639	5,637
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(5)	8,113	8,100
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.442%, 1/21/28(5)	8,226	8,249
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Service—continued
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.100%) 8.430%, 2/10/29(5)	$ 3,464	$ 3,454
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(5)	6,271	6,263
		45,131

Transportation - Automotive—0.2%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.330%, 5/6/30(5)	5,072	5,080
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.324%, 10/28/27(5)	4,849	4,564
		9,644

Utilities—0.4%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(5)	2,023	2,023
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/17/31(5)	2,685	2,688
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.330%, 12/20/30(5)	4,183	4,177
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.079%, 4/30/31(5)	1,150	1,150
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(5)	8,719	8,706
		18,744

Total Leveraged Loans (Identified Cost $432,834)		433,385

	Shares	Value
Preferred Stock—0.1%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159 (11)	$ 4,089
Total Preferred Stock (Identified Cost $4,159)		4,089

Total Long-Term Investments—99.0% (Identified Cost $4,481,441)		4,353,844

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(12)	22,857,289	22,857
Total Short-Term Investment (Identified Cost $22,857)		22,857

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(12)(13)	4,468,258	4,468
Total Securities Lending Collateral (Identified Cost $4,468)		4,468

TOTAL INVESTMENTS—99.6% (Identified Cost $4,508,766)		$4,381,169
Other assets and liabilities, net—0.4%		16,517
NET ASSETS—100.0%		$4,397,686

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $2,635,699 or 59.9% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	All or a portion of security is on loan.
(8)	No contractual maturity date.
(9)	Amount is less than $500 (not in thousands).
(10)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real

Country Weightings†
United States	88%
Canada	2
Mexico	1
Cayman Islands	1
United Kingdom	1
France	1
Netherlands	1
Other	5
Total	100%
† % of total investments as of March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
As of March 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28	$305	$301	$306	$5
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 304,243	$ —	$ 304,243	$ —
Foreign Government Securities	122,847	—	122,847	—
Mortgage-Backed Securities	1,145,236	—	1,124,312	20,924
Asset-Backed Securities	1,150,724	—	1,137,054	13,670
Corporate Bonds and Notes	1,193,320	—	1,193,320	—
Leveraged Loans	433,385	—	433,385	— (1)
Equity Securities:
Preferred Stock	4,089	—	4,089	—
Money Market Mutual Fund	22,857	22,857	—	—
Securities Lending Collateral	4,468	4,468	—	—
Total Investments	$4,381,169	$27,325	$4,319,250	$34,594

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities	Asset-Backed Securities	Leveraged Loans	Rights
Investments in Securities
Balance as of September 30, 2023:	$ 11,744	$ 11,629	$ —	$ — (a)	$ 115
Accrued discount/(premium)	39	39	—	—	—
Net realized gain (loss)	64	—	—	—	64
Net change in unrealized appreciation (depreciation)(b)	25	56	—	—	(31)
Purchases	22,870	9,200	13,670	—	—
Sales (c)	(148)	—	—	—	(148)
Balance as of March 31, 2024	$ 34,594	$ 20,924	$ 13,670	$ — (a)	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024, was $56.
(c) Includes paydowns on securities.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.8%
Communication Services—0.4%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 135
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	35	35
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	297
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	26
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	375	360
		853

Consumer Discretionary—0.6%
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	195	201
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	468
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	275	269
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(1)	195	202
		1,140

Consumer Staples—0.4%
Coty, Inc. 144A 6.625%, 7/15/30(1)	190	193
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	380	364
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	205
		767

Financials—1.3%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	472
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	530	553
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	278
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	165
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	211
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	320	322
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	357
	Par Value	Value

Financials—continued
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	$ 35	$ 36
		2,394

Health Care—0.7%
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	260	248
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	575
Medline Borrower LP
144A 3.875%, 4/1/29(1)	150	137
144A 6.250%, 4/1/29(1)	75	75
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	320	308
		1,343

Industrials—0.6%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	235	238
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	25	26
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	210	191
TransDigm, Inc.
144A 6.375%, 3/1/29(1)	560	562
144A 6.625%, 3/1/32(1)	55	55
		1,072

Information Technology—0.1%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	123	129
Central Parent LLC 144A 8.000%, 6/15/29(1)	50	52
		181

Materials—0.5%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	534
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	195
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	190	188
		917

Real Estate—0.2%
VICI Properties LP
4.950%, 2/15/30	300	290
	Par Value	Value

Real Estate—continued
144A 4.625%, 6/15/25(1)	$ 70	$ 69
		359

Total Corporate Bonds and Notes (Identified Cost $8,988)		9,026

Leveraged Loans—93.3%
Aerospace—4.1%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.329%, 2/15/29(2)	648	649
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.329%, 4/20/28(2)	331	344
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(2)	1,280	1,278
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(2)	624	625
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(2)	240	240
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(2)	699	719
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(2)	1,689	1,685
Tranche B-1, Second Lien (1 month Term SOFR + 7.850%) 13.176%, 2/1/29(2)	259	259
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(2)	1,840	1,846
WestJet Loyalty LP (1 month Term SOFR + 3.100%) 8.427%, 12/11/26(2)	2	—
		7,645

Chemicals—3.9%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(2)	1,787	1,788
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.695%, 2/5/27(2)	1,316	1,311
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Chemicals—continued
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.677%, 10/15/28(2)	$ 878	$ 879
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.945%, 12/31/29(2)	940	940
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(2)	1,529	1,531
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.326%, 8/1/30(2)	886	887
		7,336

Consumer Non-Durables—1.6%
Amer Sports Co. (3 month Term SOFR + 3.250%) 8.576%, 2/17/31(2)	165	165
DS Parent, Inc. Tranche B (2 month Term SOFR + 5.500%) 10.813%, 1/31/31(2)	860	846
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.314%, 12/22/26(2)	1,523	1,524
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28(2)	492	494
		3,029

Energy—3.6%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.571%, 5/17/29(2)	592	593
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(2)	1,055	1,046
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(2)	290	291
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.942%, 6/17/27(2)	610	611
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.830%, 10/18/28(2)	1,207	1,208
	Par Value	Value

Energy—continued
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.830%, 2/3/31(2)	$ 445	$ 446
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(2)	761	763
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(4)	11	—
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.817%, 2/16/28(2)	1,014	1,015
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(2)	625	626
		6,599

Financials—4.9%
Acrisure LLC
2020, Tranche B (1 month LIBOR + 3.500%) 8.945%, 2/15/27(2)	1,586	1,583
2023, Tranche B (1 month Term SOFR + 4.500%) 9.830%, 11/6/30(2)	319	320
AssuredPartners, Inc.
2020 (1 month Term SOFR + 3.614%) 8.942%, 2/12/27(2)	910	911
2023 (1 month Term SOFR + 3.750%) 9.077%, 2/12/27(2)	95	95
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.692%, 12/23/26(2)	1,112	1,087
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.327%, 2/27/29(2)	958	959
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.577%, 7/29/30(2)	1,493	1,491
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.313%, 6/27/29(2)	973	974
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.574%, 6/20/30(2)	885	885
	Par Value	Value

Financials—continued
Truist Insurance Holdings LLC Tranche B (1 month LIBOR + 0.000%) 0.000%, 3/24/31(2)(5)	$ 735	$ 734
		9,039

Food / Tobacco—4.5%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.680%, 5/16/29(2)	1,145	966
Fiesta Purchaser, Inc. (1 month Term SOFR + 4.000%) 9.327%, 2/12/31(2)	470	470
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.680%, 1/29/27(2)	1,580	1,581
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.659%, 1/24/29(2)	1,008	941
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.057%, 7/12/29(2)	1,256	1,255
Sigma Bidco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.286%, 1/2/28(2)	2,000	1,987
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.814%, 3/31/28(2)	1,238	1,224
		8,424

Food and Drug—0.3%
Chobani LLC 2023 (1 month Term SOFR + 3.250%) 8.575%, 10/25/27(2)	544	546
Forest Prod / Containers—3.1%
Anchor Glass Container Corp. 2023, First Lien (3-6 month Term SOFR + 5.428%) 10.571% - 10.827%, 12/7/25(2)	742	622
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.775%) 9.105%, 4/13/29(2)	987	988
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(2)	1,305	1,223
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.326%, 8/14/26(2)	$ 784	$ 786
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.692%, 3/3/28(2)	1,209	1,194
Trident TPI Holdings, Inc. Tranche B-5 (3 month Term SOFR + 4.500%) 9.809%, 9/15/28(2)	1,016	1,016
		5,829

Gaming / Leisure—7.6%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 3.750%, 5/31/30(2)	80	80
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(2)	698	699
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(2)	250	250
Carnival Corp.
(1 month Term SOFR + 3.000%) 8.319%, 8/9/27(2)	665	666
2021, Tranche B (1 month Term SOFR + 3.364%) 8.695%, 10/18/28(2)	463	464
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.750%) 10.080%, 9/3/30(2)	682	684
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.909%, 3/29/27(2)	705	705
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 0.000%) 9.077%, 1/27/29(2)	1,112	1,114
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.559%, 11/25/30(2)	1,287	1,286
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.077%, 1/17/31(2)	230	230
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 9.445%, 4/26/28(2)	868	860
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.762%) 0.000%, 11/12/29(2)(5)	735	733
	Par Value	Value

Gaming / Leisure—continued
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(2)	$ 1,082	$ 1,086
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.579%, 1/5/29(2)	1,168	1,171
Scientific Games Holdings LP (2-3 month Term SOFR + 3.250%) 8.580%, 4/4/29(2)	1,429	1,428
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.075%, 4/14/29(2)	1,311	1,312
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(2)	1,374	1,376
		14,144

Health Care—12.8%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.330%, 5/1/30(2)	827	823
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.830%, 5/4/28(2)	566	565
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.330%, 9/29/28(2)	383	382
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month Term SOFR + 2.114%) 7.443%, 2/22/28(2)	943	941
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.695%, 9/29/28(2)	1,090	1,090
Cotiviti Holdings, Inc.
0.000%, 2/21/31(5)	120	120
(1 month Term SOFR + 3.250%) 0.000%, 2/24/31(2)(5)	715	713
Endo Luxembourg Finance Co. I S.a.r.l. 2021 (3 month PRIME + 6.250%) 14.500%, 3/27/28(6)	530	346
eResearch Technology, Inc. First Lien (1 month Term SOFR + 4.614%) 9.945%, 2/4/27(2)	790	792
	Par Value	Value

Health Care—continued
Financiere Mendel Tranche B (3 month Term SOFR + 4.250%) 9.564%, 11/12/30(2)	$ 225	$ 225
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.409%, 10/1/27(2)	1,371	1,309
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 0.000%, 8/19/28(2)(5)	867	865
IVC Acquisition Ltd. Tranche B-9 (3 month Term SOFR + 5.500%) 10.809%, 12/12/28(2)	549	549
Medline Borrower LP Tranche B (1 month Term SOFR + 2.864%) 8.197%, 10/23/28(2)	1,841	1,845
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 11.086%, 4/22/27(2)	671	623
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.071%, 11/30/27(2)	1,098	1,100
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 11/15/28(2)	875	877
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.680%, 4/20/29(2)	1,029	1,023
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(2)	1,472	1,452
Pluto Acquisition I, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.316%, 9/20/28(2)	632	550
Radiology Partners, Inc. Tranche C (2 month Term SOFR + 5.262%) 0.000%, 1/31/29(2)(5)	763	736
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.330%, 3/6/27(2)	1,080	1,080
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.079%, 12/11/26(2)	288	287
Southern Veterinary Partners LLC First Lien (1 month Term SOFR + 4.114%) 9.445%, 10/5/27(2)	942	942
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.309%, 9/27/30(2)	$ 905	$ 899
Surgery Center Holdings, Inc. First Lien (1 month Term SOFR + 3.500%) 8.829%, 12/19/30(2)	1,152	1,157
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 10.563%, 3/2/27(2)	392	347
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.824%, 11/20/26(2)	259	243
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.924%) 9.255%, 7/2/25(2)	1,564	1,556
Waystar Technologies, Inc. (1 month Term SOFR + 4.000%) 9.330%, 10/22/29(2)	420	421
		23,858

Housing—2.7%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.177%, 11/29/30(2)	289	290
Chariot Buyer LLC
(1 month Term SOFR + 3.350%) 8.680%, 11/3/28(2)	875	873
First Lien (1 month Term SOFR + 3.750%) 9.080%, 11/3/28(2)	235	235
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.824%, 2/26/29(2)	747	737
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.600%) 0.000%, 3/20/31(2)(5)	85	85
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.195%, 3/19/29(2)	1,210	1,210
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.945%, 6/2/28(2)	1,503	1,513
2022 (1 month Term SOFR + 3.350%) 8.680%, 6/2/28(2)	74	74
		5,017

	Par Value	Value

Information Technology—11.9%
Ahead DB Holdings LLC 2024 (3 month Term SOFR + 4.250%) 9.559%, 2/1/31(2)	$ 590	$ 592
Applied Systems, Inc.
2024, First Lien (3 month Term SOFR + 3.500%) 8.809%, 2/24/31(2)	1,793	1,803
2024, Second Lien (3 month Term SOFR + 5.250%) 10.559%, 2/23/32(2)	90	93
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.813%, 8/15/29(2)	1,351	1,342
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.580%, 12/29/28(2)	349	351
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(2)	580	582
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.692%, 9/21/28(2)	1,291	1,289
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.309%, 7/6/29(2)	842	844
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.110%, 9/29/28(2)	1,100	1,099
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 0.000%, 12/12/29(2)(5)	675	669
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.692%, 7/30/27(2)	955	958
Tranche D (1 month Term SOFR + 3.750%) 9.077%, 7/30/27(2)	55	55
Indicor Tranche B (3 month Term SOFR + 4.000%) 9.302%, 11/22/29(2)	911	916
Infinite Bidco LLC
First Lien (3 month Term SOFR + 4.012%) 9.324%, 3/2/28(2)	379	373
Second Lien (3 month Term SOFR + 7.262%) 12.574%, 3/2/29(2)	290	244
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/31/31(2)	449	445
	Par Value	Value

Information Technology—continued
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 10.059%, 9/16/30(2)	$ 235	$ 235
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.163%, 3/27/29(2)	967	971
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.177%, 1/31/30(2)	877	878
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.574%, 6/2/28(2)	982	972
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.692%, 3/10/28(2)	940	938
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.695%, 8/31/28(2)	1,203	1,203
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.445%, 4/24/28(2)	868	844
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.930%, 10/7/29(2)	830	833
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.079%, 3/3/30(2)	671	673
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.680%, 5/3/27(2)	36	36
Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(2)	1,939	1,948
Vertiv Group Corp. (1 month Term SOFR + 2.614%) 7.937%, 3/2/27(2)	1,018	1,020
		22,206

Manufacturing—4.8%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.925%, 10/8/27(2)	861	862
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.321%, 6/23/28(2)	1,169	1,169
Second Lien (3 month Term SOFR + 8.512%) 13.821%, 6/25/29(2)	205	200
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.673%, 3/15/30(2)	$ 885	$ 886
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.826%, 9/28/28(2)	701	702
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.945%, 10/21/28(2)	1,607	1,609
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.930%, 3/31/27(2)	1,407	1,409
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.693%, 6/21/28(2)	1,195	1,192
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.677%, 3/17/27(2)	921	924
		8,953

Media / Telecom - Broadcasting—1.8%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 8.440%, 12/1/28(2)	631	590
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.909%, 12/17/26(2)	1,665	1,447
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.695%, 3/15/26(2)	1,233	1,234
		3,271

Media / Telecom - Cable/Wireless Video—3.4%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.580%, 9/18/30(2)	1,230	1,198
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.825%, 1/18/28(2)	1,793	1,722
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(2)	1,397	1,395
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.571%, 11/12/27(2)	849	841
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.940%, 1/31/28(2)	$ 1,215	$ 1,196
		6,352

Media / Telecom - Diversified Media—2.3%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(2)	480	481
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 9.426%, 12/1/28(2)	737	729
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.192%, 7/28/28(2)	1,010	1,012
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.580%, 5/3/28(2)	963	956
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.423%, 4/11/29(2)	1,288	1,186
		4,364

Media / Telecom - Telecommunications—2.2%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.680%, 11/22/28(2)	955	955
Level 3 Financing, Inc. 2027, Tranche B (1 month Term SOFR + 1.864%) 7.191%, 3/1/27(2)	1,541	1,527
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.324%, 7/31/25(2)	1,316	1,177
Tranche B-12 (3 month LIBOR + 3.688%) 9.263%, 1/31/26(2)	578	496
		4,155

Media / Telecom - Wireless Communications—0.5%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.827%, 3/2/29(2)	926	895
Metals / Minerals—0.9%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.080%, 8/19/30(2)	627	628
	Par Value	Value

Metals / Minerals—continued
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.592%, 7/31/26(2)	$ 951	$ 947
		1,575

Retail—1.5%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.817%, 11/8/27(2)	917	919
EG America LLC Tranche C (3 month Term SOFR + 5.928%) 11.239%, 2/7/28(2)	549	544
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.559%, 10/28/30(2)	575	576
PetsMart LLC (1 month Term SOFR + 3.850%) 9.180%, 2/11/28(2)	706	703
		2,742

Service—10.6%
AlixPartners LLP (1 month Term SOFR + 2.500%) 7.830%, 2/4/28(2)	1,166	1,167
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 9.180%, 5/12/28(2)	556	555
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.930%, 12/11/28(2)	966	960
BIFM U.S. Finance LLC (2 month Term SOFR + 4.250%) 9.571%, 5/31/28(2)	480	482
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.000%) 8.313%, 4/20/29(2)	923	923
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.077%, 1/31/31(2)	195	195
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.080%, 3/31/28(2)	630	630
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.082%, 1/18/29(2)	1,010	1,009
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.291%, 10/15/30(2)	502	502
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.583%, 2/1/29(2)	$ 1,345	$ 1,346
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.302%, 6/12/30(2)	861	863
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(2)	1,174	1,173
Omnia Partners LLC (3 month Term SOFR + 3.750%) 9.074%, 7/25/30(2)	1,137	1,141
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.442%, 1/21/28(2)	1,141	1,144
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.814%, 2/7/31(2)	410	411
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.077%, 2/24/28(2)	935	936
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.585%, 3/4/28(2)	823	759
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.100%) 8.430%, 2/10/29(2)	1,148	1,144
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.079%, 6/30/28(2)	933	905
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(2)	1,243	1,242
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.330%, 5/3/28(2)	319	320
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.430%, 11/2/27(2)	961	934
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.195%, 3/24/28(2)	986	915
		19,656

	Par Value	Value

Transportation - Automotive—2.0%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.918%, 12/13/29(2)	$ 849	$ 851
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.330%, 5/6/30(2)	883	884
First Brands Group LLC 2022 (3 month Term SOFR + 5.000%) 10.574%, 3/30/27(2)	539	538
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.324%, 10/28/27(2)	1,281	1,205
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.080%, 1/30/31(2)	225	226
		3,704

Utilities—2.3%
Calpine Construction Finance Co. LP (1 month Term SOFR + 2.250%) 7.580%, 7/31/30(2)	1,023	1,021
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(2)	383	383
Lightstone HoldCo LLC
Tranche B (3 month Term SOFR + 5.750%) 11.063%, 1/29/27(2)	799	775
Tranche C (3 month Term SOFR + 5.750%) 11.063%, 1/29/27(2)	45	44
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.079%, 4/30/31(2)	180	180
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(2)	1,832	1,829
		4,232

Total Leveraged Loans (Identified Cost $173,148)		173,571

Shares
Common Stocks—0.2%
Consumer Discretionary—0.2%
NMG Parent LLC(7)	3,033	288
	Shares	Value
Consumer Discretionary—continued
West Marine(3)(7)	1,450	$ 5
		293

Health Care—0.0%
Envision Healthcare Corp.(7)	6,407	55
Total Common Stocks (Identified Cost $224)		348

Total Long-Term Investments—98.3% (Identified Cost $182,360)		182,945

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(8)	3,112,816	3,113
Total Short-Term Investment (Identified Cost $3,113)		3,113

TOTAL INVESTMENTS—100.0% (Identified Cost $185,473)		$186,058
Other assets and liabilities, net—(0.0)%		(59)
NET ASSETS—100.0%		$185,999

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $8,736 or 4.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Security in default; interest payments are being received.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	91%
Canada	4
Netherlands	3
France	1
Panama	1
Total	100%
† % of total investments as of March 31, 2024.
As of March 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Osmosis Buyer Ltd. (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28	$56	$55	$56	$1
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 9,026	$ —	$ 9,026	$—
Leveraged Loans	173,571	—	173,571	— (1)
Equity Securities:
Common Stocks	348	—	343	5
Money Market Mutual Fund	3,113	3,113	—	—
Total Investments	$186,058	$3,113	$182,940	$ 5

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $523 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—99.0%
Alabama—0.7%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/30	$ 400	$ 423
Arizona—3.7%
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series C 5.000%, 7/1/36	1,000	1,029
Arizona Department of Transportation, State Highway Fund Revenue 5.000%, 7/1/36	500	517
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue 5.000%, 12/1/24	565	569
		2,115

California—3.7%
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/24	150	150
California State Health Facilities Financing Authority, Providence St. Joseph Health Revenue, Series A 4.000%, 10/1/36	275	274
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, Series A (BAM Insured) 5.000%, 5/1/32	545	576
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	417
State of California, General Obligation 4.000%, 9/1/43	525	538
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured) 5.000%, 9/1/25	175	178
		2,133

Colorado—9.0%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,137
	Par Value	Value

Colorado—continued
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	$ 400	$ 410
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	2,250	2,389
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,247
		5,183

Connecticut—2.3%
Connecticut Housing Finance Authority, Mortgage Revenue, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	309
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	200
State of Connecticut, General Obligation, Series E 5.000%, 9/15/34	750	815
		1,324

Florida—13.8%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	1,000	1,059
Broward County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	300	309
Central Florida Expressway Authority, Senior Lien Toll Revenue, Series B 4.000%, 7/1/30	230	234
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	506
Miami Beach Redevelopment Agency,
Tax Increment Revenue 5.000%, 2/1/32	320	321
Tax Increment Revenue (AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	203
	Par Value	Value

Florida—continued
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	$1,700	$ 1,742
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.250%, 10/1/52	500	527
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	2,008
South Florida Water Management District, Certificates of Participation 5.000%, 10/1/35	750	771
Wildwood Utility Dependent District, South Sumter Utility Project Revenue (BAM Insured) 5.000%, 10/1/37	250	278
		7,998

Georgia—1.0%
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	561
Illinois—7.5%
City of Chicago,
Water Revenue, Second Lien (AGM Insured) 5.250%, 11/1/32	350	375
Water Revenue, Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	531
Cook County School District No. 78 Rosemont, General Obligation (AGM Insured) 5.000%, 12/1/38	1,000	1,085
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, Series B 5.000%, 1/1/32	1,000	1,041
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,309
		4,341

Indiana—4.0%
Indiana Finance Authority, Parkview Health System, Series A 5.000%, 11/1/43	1,700	1,773
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Indiana—continued
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	$ 500	$ 557
		2,330

Maryland—4.7%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	200	168
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue
5.000%, 8/15/26	800	810
Series A 5.000%, 5/15/42	600	618
Maryland Stadium Authority, Football Stadium Issue Revenue, Series A 5.000%, 3/1/37	1,000	1,149
		2,745

Massachusetts—1.5%
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	375
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	522
		897

Michigan—1.8%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	508
4.000%, 10/15/36	500	507
		1,015

Minnesota—4.3%
Minneapolis Special School District No. 1,
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,222
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,292
		2,514

New Jersey—1.9%
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	269
5.000%, 6/1/32	250	268
	Par Value	Value

New Jersey—continued
5.000%, 6/1/33	$ 250	$ 268
5.000%, 6/1/34	250	267
		1,072

New York—4.7%
City of New York, General Obligation, Series A 5.000%, 8/1/51	590	632
Dutchess County Local Development Corp., The Culinary Institute of America Revenue 5.000%, 7/1/33	180	187
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	235
Series A (AGM Insured) 3.000%, 1/1/37	100	92
New York State Dormitory Authority,
Income Tax Revenue, Series A 5.000%, 3/15/40	500	569
New York University Hospitals Center Revenue 5.000%, 7/1/33	150	156
New York Transportation Development Corp.,
Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	284
Revenue (AMT) 6.000%, 6/30/54	255	283
Revenue (AMT) (AGM Insured) 5.000%, 6/30/49	255	266
		2,704

Ohio—1.1%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	464
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	160	165
		629

Oregon—3.4%
State of Oregon, Article XI-Q, General Obligation, Series F 5.000%, 5/1/33	1,095	1,135
	Par Value	Value

Oregon—continued
Washington & Multnomah Counties, Beaverton School District No. 48J, Capital Appreciation Bond, General Obligation, Series D (SCH BD GTY Insured) 5.000%, 6/15/36	$ 800	$ 840
		1,975

Pennsylvania—6.0%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	313
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/39	485	545
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,628
		3,486

South Carolina—0.5%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue 5.000%, 12/1/24	290	292
Tennessee—5.2%
Metropolitan Nashville Airport Authority (The),
Revenue, Series A 5.250%, 7/1/47	250	277
Revenue, Series A 5.000%, 7/1/52	250	270
Revenue, Series B (AMT) 5.500%, 7/1/40	500	561
Revenue, Series B (AMT) 5.500%, 7/1/41	250	279
Revenue, Series B (AMT) 5.500%, 7/1/52	500	542
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,064
		2,993

Texas—14.1%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	194
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Texas—continued
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, Series D 4.000%, 1/1/38	$ 750	$ 761
Denton Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/48	520	569
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	490
Lamar Consolidated Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,054
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	304
Northwest Independent School District, General Obligation, Series A (PSF-GTD Insured) 5.000%, 2/15/39	1,370	1,539
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	700	726
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 4.380%, 9/15/27(2)	1,600	1,593
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	300	333
	Par Value	Value

Texas—continued
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	$ 645	$ 622
		8,185

Vermont—0.5%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, Series A 5.000%, 12/1/35	300	308
Washington—0.6%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	325
Wisconsin—3.0%
Public Finance Authority
Renown Regional Medical Center Revenue, Series A 5.000%, 6/1/33	1,000	1,025
Revenue 4.000%, 8/1/59(2)	450	446
Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	241
		1,712

Total Municipal Bonds (Identified Cost $57,285)		57,260

Total Long-Term Investments—99.0% (Identified Cost $57,285)		57,260

TOTAL INVESTMENTS—99.0% (Identified Cost $57,285)		$57,260
Other assets and liabilities, net—1.0%		595
NET ASSETS—100.0%		$57,855
Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At March 31, 2024, 23.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$57,260	$57,260
Total Investments	$57,260	$57,260
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$ 263,096	$ 56,530	$ 415,615	$ 546,939
Cash	4,411	806	5,012	9,730
Receivables
Investment securities sold	432	99	500	4,905
Fund shares sold	1,373	26	221	2,461
Dividends and interest	2,003	990	2,069	5,164
Unrealized appreciation on unfunded loan commitment(3)	— (a)	—	—	1
Securities lending income	1	3	2	7
Prepaid Trustees’ retainer	6	1	8	12
Prepaid expenses	44	21	49	66
Other assets	36	8	58	76
Total assets	271,402	58,484	423,534	569,361
Liabilities
Payables
Fund shares repurchased	408	93	363	1,048
Investment securities purchased	3,722	341	3,899	14,453
Collateral on securities loaned	1,220	2,534	1,342	4,257
Dividend distributions	9	27	153	334
Investment advisory fees	30	9	74	221
Distribution and service fees	11	9	20	23
Administration and accounting fees	23	5	37	48
Transfer agent and sub-transfer agent fees and expenses	38	10	68	43
Professional fees	23	24	25	27
Trustee deferred compensation plan	36	8	58	76
Interest expense and/or commitment fees	— (a)	— (a)	2	1
Other accrued expenses	8	10	39	18
Total liabilities	5,528	3,070	6,080	20,549
Net Assets	$ 265,874	$ 55,414	$ 417,454	$ 548,812
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 40	$ —
Capital paid in on shares of beneficial interest	279,284	63,813	453,995	585,978
Accumulated earnings (loss)	(13,410)	(8,399)	(36,581)	(37,166)
Net Assets	$ 265,874	$ 55,414	$ 417,454	$ 548,812
Net Assets:
Class A	$ 39,163	$ 35,905	$ 61,303	$ 73,797
Class C	$ 3,272	$ 1,793	$ 7,901	$ 9,050
Class I	$ 218,533	$ 9,434	$ 339,304	$ 446,280
Class R6	$ 4,906	$ 8,282	$ 8,946	$ 19,685
Shares Outstanding (unlimited number of shares authorized, no par value):(4)
Class A	3,891,864	9,436,694	5,849,265	8,066,936
Class C	333,049	479,596	753,940	976,977
Class I	21,360,226	2,474,615	32,383,745	48,989,829
Class R6	479,368	2,173,590	852,947	2,140,085
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.06	$ 3.80	$ 10.48	$ 9.15
Class C	$ 9.83	$ 3.74	$ 10.48	$ 9.26
Class I	$ 10.23	$ 3.81	$ 10.48	$ 9.11
Class R6	$ 10.23	$ 3.81	$ 10.49	$ 9.20
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.45	$ 3.95	$ 10.72	$ 9.51
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$ 268,328	$ 58,259	$ 426,008	$ 555,013
(2) Market value of securities on loan	$ 1,167	$ 2,588	$ 1,416	$ 4,301
(3) See Schedule of Investments for schedule of unfunded loan commitments.
(4) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Multi- Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 4,381,169	$ 186,058	$ 57,260
Cash	44,144	6,669	48
Receivables
Investment securities sold	16,937	257	—
Fund shares sold	8,473	384	1
Dividends and interest	27,087	1,000	746
Unrealized appreciation on unfunded loan commitment(3)	5	1	—
Securities lending income	2	—	—
Prepaid Trustees’ retainer	86	4	1
Prepaid expenses	68	35	16
Other assets	614	61	8
Total assets	4,478,585	194,469	58,080
Liabilities
Payables
Fund shares repurchased	10,610	549	147
Investment securities purchased	60,467	7,484	—
Collateral on securities loaned	4,468	—	—
Dividend distributions	1,779	260	12
Investment advisory fees	1,486	47	7
Distribution and service fees	210	15	7
Administration and accounting fees	380	17	6
Transfer agent and sub-transfer agent fees and expenses	608	21	10
Professional fees	63	23	19
Trustee deferred compensation plan	614	26	8
Interest expense and/or commitment fees	19	15	— (a)
Other accrued expenses	195	13	9
Total liabilities	80,899	8,470	225
Net Assets	$ 4,397,686	$ 185,999	$ 57,855
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 7
Capital paid in on shares of beneficial interest	4,904,444	260,048	58,666
Accumulated earnings (loss)	(506,758)	(74,049)	(818)
Net Assets	$ 4,397,686	$ 185,999	$ 57,855
Net Assets:
Class A	$ 629,091	$ 51,898	$ 26,271
Class C	$ 119,823	$ 5,033	$ 1,343
Class C1	$ 30,218	$ —	$ —
Class I	$ 3,607,357	$ 128,093	$ 30,241
Class R6	$ 11,197	$ 975	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(4)
Class A	140,331,539	5,919,458	2,548,948
Class C	26,312,964	573,571	130,342
Class C1	6,655,856	—	—
Class I	803,327,369	14,631,591	2,934,263
Class R6	2,485,152	111,402	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Multi- Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.48	$ 8.77	$ 10.31
Class C	$ 4.55	$ 8.77	$ 10.31
Class C1	$ 4.54	$ —	$ —
Class I	$ 4.49	$ 8.75	$ 10.31
Class R6	$ 4.51	$ 8.75	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 4.58	$ 9.02	$ 10.60
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$ 4,508,766	$ 185,473	$ 57,285
(2) Market value of securities on loan	$ 4,257	$ —	$ —
(3) See Schedule of Investments for schedule of unfunded loan commitments.
(4) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$ 113	$ 32	$ 206	$ 351
Interest	5,819	1,983	9,323	15,291
Securities lending, net of fees	6	17	8	30
Total investment income	5,938	2,032	9,537	15,672
Expenses
Investment advisory fees	475	139	805	1,282
Distribution and service fees, Class A	41	45	78	89
Distribution and service fees, Class C	12	8	42	46
Administration and accounting fees	112	30	210	241
Transfer agent fees and expenses	51	21	92	103
Sub-transfer agent fees and expenses, Class A	11	8	19	25
Sub-transfer agent fees and expenses, Class C	1	1	3	3
Sub-transfer agent fees and expenses, Class I	74	5	131	81
Custodian fees	4	2	5	5
Printing fees and expenses	7	5	19	14
Professional fees	19	18	21	24
Interest expense and/or commitment fees	2	— (1)	2	1
Registration fees	30	18	34	39
Trustees’ fees and expenses	6	2	19	15
Miscellaneous expenses	16	15	34	21
Total expenses	861	317	1,514	1,989
Less net expenses reimbursed and/or waived by investment adviser(2)	(256)	(85)	(388)	(141)
Net expenses	605	232	1,126	1,848
Net investment income (loss)	5,333	1,800	8,411	13,824
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(827)	(572)	(1,338)	(3,443)
Foreign currency transactions	—	—	—	2
Net change in unrealized appreciation (depreciation) on:
Investments	8,893	2,646	11,212	21,121
Foreign currency transactions	—	—	—	— (1)
Net realized and unrealized gain (loss) on investments	8,066	2,074	9,874	17,680
Net increase (decrease) in net assets resulting from operations	$13,399	$3,874	$18,285	$31,504

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	Newfleet Multi- Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Investment Income
Dividends	$ 1,363	$ 275	$ 21
Interest	114,113	8,202	1,070
Securities lending, net of fees	23	—	—
Total investment income	115,499	8,477	1,091
Expenses
Investment advisory fees	10,658	410	137
Distribution and service fees, Class A	807	67	34
Distribution and service fees, Class C	313	28	7
Distribution and service fees, Class C1	160	—	—
Administration and accounting fees	2,252	97	35
Transfer agent fees and expenses	946	41	15
Sub-transfer agent fees and expenses, Class A	251	19	8
Sub-transfer agent fees and expenses, Class C	55	2	— (1)
Sub-transfer agent fees and expenses, Class C1	12	—	—
Sub-transfer agent fees and expenses, Class I	1,286	45	14
Custodian fees	10	2	1
Printing fees and expenses	178	9	5
Professional fees	77	22	16
Interest expense and/or commitment fees	18	45	— (1)
Registration fees	60	35	16
Trustees’ fees and expenses	196	7	3
Miscellaneous expenses	160	17	11
Total expenses	17,439	846	302
Less net expenses reimbursed and/or waived by investment adviser(2)	(1,826)	(97)	(84)
Net expenses	15,613	749	218
Net investment income (loss)	99,886	7,728	873
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(25,752)	(1,390)	(205)
Foreign currency transactions	11	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	144,833	2,591	2,662
Foreign currency transactions	(1)	—	—
Net realized and unrealized gain (loss) on investments	119,091	1,201	2,457
Net increase (decrease) in net assets resulting from operations	$218,977	$ 8,929	$3,330

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,333	$ 4,499	$ 1,800	$ 3,065
Net realized gain (loss)	(827)	(4,987)	(572)	(1,240)
Net change in unrealized appreciation (depreciation)	8,893	588	2,646	2,749
Increase (decrease) in net assets resulting from operations	13,399	100	3,874	4,574
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(795)	(1,120)	(1,266)	(2,350)
Class C	(50)	(44)	(48)	(61)
Class I	(4,398)	(3,274)	(272)	(501)
Class R6	(87)	(63)	(213)	(128)
Total dividends and distributions to shareholders	(5,330)	(4,501)	(1,799)	(3,040)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	9,130	2,328	(1,320)	(1,768)
Class C	1,629	307	634	51
Class I	79,019	73,094	1,902	836
Class R6	2,826	680	6,201	42
Increase (decrease) in net assets from capital transactions	92,604	76,409	7,417	(839)
Net increase (decrease) in net assets	100,673	72,008	9,492	695
Net Assets
Beginning of period	165,201	93,193	45,922	45,227
End of Period	$ 265,874	$ 165,201	$ 55,414	$ 45,922
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 8,411	$ 15,065	$ 13,824	$ 15,016
Net realized gain (loss)	(1,338)	(15,402)	(3,441)	(6,767)
Net change in unrealized appreciation (depreciation)	11,212	21,836	21,121	5,009
Increase (decrease) in net assets resulting from operations	18,285	21,499	31,504	13,258
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,244)	(2,081)	(2,063)	(3,278)
Class C	(138)	(239)	(229)	(429)
Class I	(6,861)	(11,461)	(11,309)	(10,816)
Class R6	(171)	(1,285)	(576)	(300)
Total dividends and distributions to shareholders	(8,414)	(15,066)	(14,177)	(14,823)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,662)	(15,835)	3,759	2,294
Class C	(1,152)	(3,095)	(440)	(3,010)
Class I	16,822	(115,578)	129,718	145,801
Class R6	1,305	(32,510)	862	13,062
Increase (decrease) in net assets from capital transactions	14,313	(167,018)	133,899	158,147
Net increase (decrease) in net assets	24,184	(160,585)	151,226	156,582
Net Assets
Beginning of period	393,270	553,855	397,586	241,004
End of Period	$ 417,454	$ 393,270	$ 548,812	$ 397,586
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 99,886	$ 174,495	$ 7,728	$ 13,883
Net realized gain (loss)	(25,741)	(118,530)	(1,390)	(2,804)
Net change in unrealized appreciation (depreciation)	144,832	188,100	2,591	8,757
Increase (decrease) in net assets resulting from operations	218,977	244,065	8,929	19,836
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(14,476)	(24,311)	(2,240)	(4,200)
Class C	(2,601)	(4,756)	(210)	(447)
Class C1	(588)	(1,035)	—	—
Class I	(84,992)	(141,108)	(5,233)	(9,164)
Class R6	(262)	(530)	(50)	(94)
Total dividends and distributions to shareholders	(102,919)	(171,740)	(7,733)	(13,905)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(48,206)	(121,688)	(9,524)	2,708
Class C	(16,113)	(51,256)	(1,319)	(1,119)
Class C1	(4,325)	(11,806)	—	—
Class I	(126,502)	(673,115)	846	3,335
Class R6	(85)	(15,195)	(295)	(125)
Increase (decrease) in net assets from capital transactions	(195,231)	(873,060)	(10,292)	4,799
Net increase (decrease) in net assets	(79,173)	(800,735)	(9,096)	10,730
Net Assets
Beginning of period	4,476,859	5,277,594	195,095	184,365
End of Period	$ 4,397,686	$ 4,476,859	$ 185,999	$ 195,095
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 873	$ 2,025
Net realized gain (loss)	(205)	(421)
Net change in unrealized appreciation (depreciation)	2,662	319
Increase (decrease) in net assets resulting from operations	3,330	1,923
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(363)	(765)
Class C	(13)	(33)
Class I	(478)	(1,178)
Total dividends and distributions to shareholders	(854)	(1,976)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,456)	(1,885)
Class C	(82)	(705)
Class I	(7,895)	(6,990)
Increase (decrease) in net assets from capital transactions	(10,433)	(9,580)
Net increase (decrease) in net assets	(7,957)	(9,633)
Net Assets
Beginning of period	65,812	75,445
End of Period	$ 57,855	$ 65,812
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/23 to 3/31/24(6)	$ 9.66	0.24	0.40	0.64	(0.24)	—	—	(0.24)	—	0.40	$10.06	6.67%	$ 39,163	0.77% (7)	1.03%	4.85%	20%
10/1/22 to 9/30/23	9.84	0.39	(0.18)	0.21	(0.39)	—	—	(0.39)	—	(0.18)	9.66	2.06	28,811	0.80 (8)	1.10	3.90	49
10/1/21 to 9/30/22	11.81	0.26	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	9.84	(13.38)	27,013	0.81 (9)	1.05	2.34	52
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (7)	1.07	2.61	65
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
Class C
10/1/23 to 3/31/24(6)	$ 9.43	0.20	0.40	0.60	(0.20)	—	—	(0.20)	—	0.40	$ 9.83	6.38%	$ 3,272	1.52% (7)	1.77%	4.07%	20%
10/1/22 to 9/30/23	9.61	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	—	(0.18)	9.43	1.25	1,553	1.55 (8)	1.87	3.16	49
10/1/21 to 9/30/22	11.54	0.17	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	9.61	(14.05)	1,283	1.56 (9)	1.84	1.55	52
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (7)	1.82	1.84	65
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
Class I
10/1/23 to 3/31/24(6)	$ 9.82	0.26	0.41	0.67	(0.26)	—	—	(0.26)	—	0.41	$10.23	6.84%	$ 218,533	0.52% (7)	0.76%	5.09%	20%
10/1/22 to 9/30/23	10.00	0.43	(0.19)	0.24	(0.42)	—	—	(0.42)	—	(0.18)	9.82	2.33	132,866	0.55	0.84	4.26	49
10/1/21 to 9/30/22	12.00	0.29	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	10.00	(13.17)	63,559	0.57 (9)	0.80	2.62	52
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (7)	0.80	2.85	65
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
Class R6
10/1/23 to 3/31/24(6)	$ 9.83	0.26	0.40	0.66	(0.26)	—	—	(0.26)	—	0.40	$10.23	6.78%	$ 4,906	0.43% (7)	0.68%	5.20%	20%
10/1/22 to 9/30/23	10.01	0.44	(0.19)	0.25	(0.43)	—	—	(0.43)	—	(0.18)	9.83	2.47	1,971	0.43	0.74	4.32	49
10/1/21 to 9/30/22	12.01	0.30	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	10.01	(13.05)	1,338	0.45 (9)	0.73	2.74	52
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (7)	0.74	2.99	65
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59

Newfleet High Yield Fund
Class A
10/1/23 to 3/31/24(6)	$ 3.65	0.13	0.15	0.28	(0.13)	—	—	(0.13)	—	0.15	$ 3.80	7.81%	$ 35,905	0.98% (7)	1.30%	7.08%	31%
10/1/22 to 9/30/23	3.53	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	3.65	10.27	35,738	1.01 (9)	1.33	6.53	52
10/1/21 to 9/30/22	4.28	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	3.53	(13.15)	36,258	1.01 (9)	1.27	5.10	47
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
Class C
10/1/23 to 3/31/24(6)	$ 3.59	0.12	0.14	0.26	(0.11)	—	—	(0.11)	—	0.15	$ 3.74	7.48%	$ 1,793	1.72% (7)	2.04%	6.32%	31%
10/1/22 to 9/30/23	3.47	0.21	0.12	0.33	(0.21)	—	—	(0.21)	—	0.12	3.59	9.51	1,098	1.76 (9)	2.10	5.77	52
10/1/21 to 9/30/22	4.21	0.17	(0.74)	(0.57)	(0.17)	—	—	(0.17)	—	(0.74)	3.47	(13.87)	1,013	1.76 (9)	2.08	4.34	47
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/23 to 3/31/24(6)	$ 3.66	0.14	0.15	0.29	(0.14)	—	—	(0.14)	—	0.15	$ 3.81	7.93%	$ 9,434	0.72% (7)	1.09%	7.29%	31%
10/1/22 to 9/30/23	3.53	0.25	0.13	0.38	(0.25)	—	—	(0.25)	—	0.13	3.66	10.84	7,225	0.76 (9)	1.12	6.77	52
10/1/21 to 9/30/22	4.29	0.21	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	3.53	(13.14)	6,196	0.76 (9)	1.10	5.34	47
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
Class R6
10/1/23 to 3/31/24(6)	$ 3.65	0.14	0.16	0.30	(0.14)	—	—	(0.14)	—	0.16	$ 3.81	8.29%	$ 8,282	0.59%	0.94%	7.39%	31%
10/1/22 to 9/30/23	3.53	0.25	0.12	0.37	(0.25)	—	—	(0.25)	—	0.12	3.65	10.71	1,861	0.60 (9)	0.99	6.93	52
10/1/21 to 9/30/22	4.29	0.22	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	3.53	(13.00)	1,760	0.60 (9)	0.96	5.50	47
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (7)	0.93	5.12	74
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/23 to 3/31/24(6)	$10.23	0.21	0.25	0.46	(0.21)	—	—	(0.21)	—	0.25	$10.48	4.49%	$ 61,303	0.75%	0.94%	3.99%	20%
10/1/22 to 9/30/23	10.09	0.31	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	10.23	4.55	62,424	0.74	0.93	3.05	38
10/1/21 to 9/30/22	10.96	0.15	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	10.09	(6.55)	77,244	0.77 (9)	0.90	1.46	38
10/1/20 to 9/30/21	10.96	0.16	— (10)	0.16	(0.16)	—	—	(0.16)	—	— (10)	10.96	1.44	101,271	0.75	0.89	1.42	55
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
Class C
10/1/23 to 3/31/24(6)	$10.23	0.17	0.25	0.42	(0.17)	—	—	(0.17)	—	0.25	$10.48	4.10%	$ 7,901	1.50%	1.70%	3.24%	20%
10/1/22 to 9/30/23	10.09	0.23	0.15	0.38	(0.24)	—	—	(0.24)	—	0.14	10.23	3.78	8,845	1.49	1.66	2.29	38
10/1/21 to 9/30/22	10.96	0.07	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	10.09	(7.26)	11,773	1.51 (9)	1.69	0.70	38
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (10)	10.96	0.68	17,403	1.50	1.66	0.69	55
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
Class I
10/1/23 to 3/31/24(6)	$10.22	0.22	0.26	0.48	(0.22)	—	—	(0.22)	—	0.26	$10.48	4.72%	$ 339,304	0.50%	0.69%	4.24%	20%
10/1/22 to 9/30/23	10.08	0.34	0.14	0.48	(0.34)	—	—	(0.34)	—	0.14	10.22	4.81	314,549	0.49	0.68	3.29	38
10/1/21 to 9/30/22	10.96	0.18	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	10.08	(6.41)	425,501	0.52 (9)	0.66	1.69	38
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Low Duration Core Plus Bond Fund (Continued)
Class R6
10/1/23 to 3/31/24(6)	$10.23	0.22	0.26	0.48	(0.22)	—	—	(0.22)	—	0.26	$10.49	4.75%	$ 8,946	0.43%	0.62%	4.31%	20%
10/1/22 to 9/30/23	10.09	0.34	0.15	0.49	(0.35)	—	—	(0.35)	—	0.14	10.23	4.89	7,452	0.42	0.60	3.37	38
10/1/21 to 9/30/22	10.96	0.19	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	10.09	(6.25)	39,337	0.45 (9)	0.60	1.81	38
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (10)	10.96	1.76	27,222	0.43	0.57	1.46	55
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57
12/19/18 (11) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (12)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/23 to 3/31/24(6)	$ 8.79	0.26	0.36	0.62	(0.26)	—	—	(0.26)	—	0.36	$ 9.15	7.12%	$ 73,797	0.99%	1.08%	5.75%	28%
10/1/22 to 9/30/23	8.73	0.44	0.05	0.49	(0.43)	—	—	(0.43)	—	0.06	8.79	5.64	67,280	0.99	1.10	4.94	48
10/1/21 to 9/30/22	10.35	0.36	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	8.73	(12.15)	64,515	1.00 (9)	1.10	3.76	52
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (10)	0.29	10.35	6.45 (13)	82,697	0.99	1.07	3.56	77
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (10)	0.19	10.16	6.43 (13)	86,034	0.98	1.10	4.34	81
Class C
10/1/23 to 3/31/24(6)	$ 8.90	0.23	0.36	0.59	(0.23)	—	—	(0.23)	—	0.36	$ 9.26	6.64%	$ 9,050	1.74%	1.83%	4.99%	28%
10/1/22 to 9/30/23	8.83	0.38	0.05	0.43	(0.36)	—	—	(0.36)	—	0.07	8.90	4.91	9,131	1.74	1.85	4.15	48
10/1/21 to 9/30/22	10.46	0.30	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	8.83	(12.78)	12,014	1.75 (9)	1.85	3.00	52
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (10)	0.29	10.46	5.58 (13)	20,004	1.74	1.82	2.81	77
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (10)	0.19	10.26	5.57 (13)	39,778	1.73	1.85	3.63	81
Class I
10/1/23 to 3/31/24(6)	$ 8.76	0.27	0.35	0.62	(0.27)	—	—	(0.27)	—	0.35	$ 9.11	7.21%	$ 446,280	0.74%	0.79%	5.98%	28%
10/1/22 to 9/30/23	8.70	0.47	0.05	0.52	(0.46)	—	—	(0.46)	—	0.06	8.76	6.01	303,103	0.74	0.82	5.24	48
10/1/21 to 9/30/22	10.33	0.39	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	8.70	(11.99)	159,300	0.75 (9)	0.86	4.00	52
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (10)	0.28	10.33	6.70 (13)	212,633	0.74	0.82	3.80	77
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (10)	0.17	10.15	6.57 (13)	177,574	0.73	0.85	4.57	81
Class R6
10/1/23 to 3/31/24(6)	$ 8.84	0.28	0.35	0.63	(0.27)	—	—	(0.27)	—	0.36	$ 9.20	7.26%	$ 19,685	0.60%	0.75%	6.14%	28%
10/1/22 to 9/30/23	8.76	0.48	0.06	0.54	(0.46)	—	—	(0.46)	—	0.08	8.84	6.21	18,072	0.60	0.77	5.39	48
10/1/21 to 9/30/22	10.38	0.40	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	8.76	(11.83)	5,175	0.61 (9)	0.78	4.15	52
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (10)	0.30	10.38	6.87 (13)	6,345	0.60	0.75	3.94	77
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (10)	0.19	10.17	6.77 (13)	4,903	0.59	0.78	4.65	81
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/23 to 3/31/24(6)	$ 4.37	0.10	0.11	0.21	(0.10)	—	—	(0.10)	—	0.11	$ 4.48	4.82%	$ 629,091	0.90%	0.99%	4.35%	20%
10/1/22 to 9/30/23	4.30	0.15	0.07	0.22	(0.15)	—	—	(0.15)	—	0.07	4.37	5.17	660,114	0.89	0.97	3.47	37
10/1/21 to 9/30/22	4.76	0.09	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	4.30	(7.65)	771,020	0.92 (7)(9)	0.97	2.04	41
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (14)	0.96	2.02	64
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (14)	0.98	2.58	70
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	—	(0.14)	—	0.07	4.72	4.62	898,392	0.97 (14)	0.98	3.01	58
Class C
10/1/23 to 3/31/24(6)	$ 4.43	0.09	0.12	0.21	(0.09)	—	—	(0.09)	—	0.12	$ 4.55	4.84%	$ 119,823	1.16%	1.25%	4.09%	20%
10/1/22 to 9/30/23	4.37	0.14	0.06	0.20	(0.14)	—	—	(0.14)	—	0.06	4.43	4.58	132,559	1.15	1.23	3.19	37
10/1/21 to 9/30/22	4.83	0.08	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	4.37	(7.79)	181,221	1.18 (7)(9)	1.24	1.77	41
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (14)	1.21	1.82	64
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (14)	1.21	2.35	70
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	—	(0.13)	—	0.07	4.78	4.31	575,524	1.21 (14)	1.21	2.78	58
Class C1
10/1/23 to 3/31/24(6)	$ 4.42	0.08	0.12	0.20	(0.08)	—	—	(0.08)	—	0.12	$ 4.54	4.61%	$ 30,218	1.66%	1.74%	3.59%	20%
10/1/22 to 9/30/23	4.36	0.12	0.06	0.18	(0.12)	—	—	(0.12)	—	0.06	4.42	4.09	33,679	1.65	1.72	2.70	37
10/1/21 to 9/30/22	4.82	0.06	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	4.36	(8.25)	44,838	1.68 (7)(9)	1.72	1.27	41
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (14)	1.71	1.32	64
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (14)	1.71	1.85	70
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	—	(0.11)	—	0.07	4.77	3.80	195,185	1.71 (14)	1.72	2.28	58
Class I
10/1/23 to 3/31/24(6)	$ 4.37	0.10	0.12	0.22	(0.10)	—	—	(0.10)	—	0.12	$ 4.49	5.18%	$3,607,357	0.65%	0.73%	4.59%	20%
10/1/22 to 9/30/23	4.31	0.16	0.06	0.22	(0.16)	—	—	(0.16)	—	0.06	4.37	5.18	3,639,516	0.64	0.72	3.72	37
10/1/21 to 9/30/22	4.77	0.10	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.31	(7.40)	4,254,653	0.67 (7)(9)	0.72	2.29	41
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (14)	0.71	2.28	64
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (14)	0.72	2.83	70
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	—	(0.15)	—	0.06	4.72	4.66	4,695,968	0.72 (14)	0.72	3.26	58
Class R6
10/1/23 to 3/31/24(6)	$ 4.39	0.11	0.12	0.23	(0.11)	—	—	(0.11)	—	0.12	$ 4.51	5.20%	$ 11,197	0.52%	0.69%	4.73%	20%
10/1/22 to 9/30/23	4.32	0.16	0.07	0.23	(0.16)	—	—	(0.16)	—	0.07	4.39	5.48	10,991	0.51	0.69	3.75	37
10/1/21 to 9/30/22	4.78	0.11	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.32	(7.32)	25,862	0.54 (7)(9)	0.69	2.43	41
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	—	(0.16)	—	0.07	4.72	4.96	6,408	0.55	0.65	3.42	58
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Senior Floating Rate Fund
Class A
10/1/23 to 3/31/24(6)	$ 8.70	0.36	0.07	0.43	(0.36)	—	—	(0.36)	—	0.07	$ 8.77	5.06%	$ 51,898	0.97% (7)(15)	1.08%	8.34%	36%
10/1/22 to 9/30/23	8.43	0.64	0.28	0.92	(0.65)	—	—	(0.65)	—	0.27	8.70	11.20	61,100	1.04 (15)	1.12	7.48	50
10/1/21 to 9/30/22	9.01	0.32	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	8.43	(2.87)	56,561	1.05 (9)(15)	1.11	3.65	33
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (15)	1.08	3.18	65
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (15)	1.13	4.31	40
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (15)	1.11	4.96	24
Class C
10/1/23 to 3/31/24(6)	$ 8.71	0.33	0.06	0.39	(0.33)	—	—	(0.33)	—	0.06	$ 8.77	4.55%	$ 5,033	1.72% (7)(15)	1.85%	7.58%	36%
10/1/22 to 9/30/23	8.43	0.58	0.28	0.86	(0.58)	—	—	(0.58)	—	0.28	8.71	10.50	6,311	1.79 (15)	1.89	6.69	50
10/1/21 to 9/30/22	9.02	0.26	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	8.43	(3.71)	7,202	1.80 (9)(15)	1.87	2.92	33
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (15)	1.85	2.49	65
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (15)	1.92	3.47	40
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (15)	1.92	4.23	24
Class I
10/1/23 to 3/31/24(6)	$ 8.69	0.37	0.06	0.43	(0.37)	—	—	(0.37)	—	0.06	$ 8.75	5.07%	$ 128,093	0.72% (7)(15)	0.82%	8.58%	36%
10/1/22 to 9/30/23	8.41	0.66	0.29	0.95	(0.67)	—	—	(0.67)	—	0.28	8.69	11.61	126,422	0.79 (15)	0.87	7.70	50
10/1/21 to 9/30/22	9.00	0.35	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	8.41	(2.75)	119,257	0.80 (9)(15)	0.86	3.94	33
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (15)	0.83	3.42	65
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (15)	0.91	4.45	40
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (15)	0.91	5.20	24
Class R6
10/1/23 to 3/31/24(6)	$ 8.69	0.38	0.06	0.44	(0.38)	—	—	(0.38)	—	0.06	$ 8.75	5.14%	$ 975	0.60% (15)	0.76%	8.75%	36%
10/1/22 to 9/30/23	8.41	0.67	0.29	0.96	(0.68)	—	—	(0.68)	—	0.28	8.69	11.77	1,262	0.65 (15)	0.80	7.84	50
10/1/21 to 9/30/22	9.00	0.36	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	8.41	(2.61)	1,345	0.66 (9)(15)	0.80	4.08	33
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (15)	0.77	3.61	65
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (15)	0.82	4.51	40
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (15)	0.84	5.35	24

Seix Tax-Exempt Bond Fund
Class A
10/1/23 to 3/31/24(6)	$ 9.89	0.14	0.42	0.56	(0.14)	—	—	(0.14)	—	0.42	$10.31	5.64%	$ 26,271	0.83%	1.10%	2.75%	7%
10/1/22 to 9/30/23	9.94	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	—	(0.05)	9.89	2.14	27,621	0.83	1.08	2.69	23
10/1/21 to 9/30/22	11.36	0.23	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85 (7)(9)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	— (10)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
Class C
10/1/23 to 3/31/24(6)	$ 9.89	0.10	0.42	0.52	(0.10)	—	—	(0.10)	—	0.42	$10.31	5.15%	$ 1,343	1.58%	1.85%	2.00%	7%
10/1/22 to 9/30/23	9.94	0.20	(0.06)	0.14	(0.19)	—	—	(0.19)	—	(0.05)	9.89	1.37	1,370	1.58	1.81	1.94	23
10/1/21 to 9/30/22	11.36	0.15	(1.38)	(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	9.94	(10.97)	2,058	1.60 (7)(9)	1.77	1.37	1
10/1/20 to 9/30/21	11.45	0.15	— (10)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Tax-Exempt Bond Fund (Continued)
Class I
10/1/23 to 3/31/24(6)	$ 9.89	0.15	0.42	0.57	(0.15)	—	—	(0.15)	—	0.42	$10.31	5.77%	$ 30,241	0.58%	0.86%	3.00%	7%
10/1/22 to 9/30/23	9.94	0.30	(0.06)	0.24	(0.29)	—	—	(0.29)	—	(0.05)	9.89	2.39	36,821	0.58	0.83	2.94	23
10/1/21 to 9/30/22	11.36	0.26	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60 (7)(9)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	— (10)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Includes interest expense on borrowings.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Payment from affiliate had no impact on total return.
(14)	The share class is currently under its expense limitation.
(15)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2024, were 0.92% (Class A), 1.67% (Class C), 0.67% (Class I) and 0.55% (Class R6), and year ended September 30, 2023, 2022, 2021, 2020 and 2019, were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 18 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Newfleet Core Plus Bond Fund	High total return from both current income and capital appreciation.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Core Plus Bond Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Multi-Sector Short Term Bond Fund	To provide a high current income, while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Seix Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$ 1,167	$ 1,167	$ —
Newfleet High Yield Fund	2,588	2,534	54
Newfleet Low Duration Core Plus Bond Fund	1,416	1,342	74
Newfleet Multi-Sector Intermediate Bond Fund	4,301	4,257	44
Newfleet Multi-Sector Short Term Bond Fund	4,257	4,257	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$1,220
Newfleet High Yield Fund	Money Market Mutual Fund	2,534
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	1,342
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	4,257
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	4,468
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Seix Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	$10+ Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Newfleet Core Plus Bond Fund	Newfleet(1)
Newfleet High Yield Fund	Newfleet(1)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(1)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(1)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(1)
Newfleet Senior Floating Rate Fund	Newfleet(1)
Seix Tax-Exempt Bond Fund	Seix(2)
(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect wholly-owned subsidiary of Virtus.
(2)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2025, except as noted below. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.70%(1)	1.45%(1)	N/A	0.45%(1)	0.41%(1)
Newfleet High Yield Fund	0.95(2)	1.70(2)	N/A	0.70(2)	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	0.90	1.16	1.66%	0.65	0.52
Newfleet Senior Floating Rate Fund	0.90(3)	1.65(3)	N/A	0.65(3)	0.55
Seix Tax-Exempt Bond Fund	0.83	1.58	N/A	0.58	N/A
(1)	Effective March 1, 2024 through March 1, 2025. For the period January 1, 2024 through February 29, 2024, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 0.78%, 1.53%, 0.53% and 0.43%. For the period October 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 0.80%, 1.55%, 0.55% and 0.43%.
(2)	Effective January 1, 2024. For the period October 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.00%, 1.75% and 0.75%.
(3)	Effective January 1, 2024. For the period October 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 0.94%, 1.69% and 0.69%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Expiration
Fund	2024	2025	2026	2027	Total
Newfleet Core Plus Bond Fund
Class A	$ 45	$ 72	$ 85	$ 42	$ 244
Class C	4	6	4	3	17
Class I	86	192	224	207	709
Class R6	2	4	5	4	15
Newfleet High Yield Fund
Class A	57	108	117	59	341
Class C	2	4	4	2	12
Class I	11	24	27	14	76
Class R6	4	7	7	10	28
Newfleet Low Duration Core Plus Bond Fund
Class A	63	119	128	60	370
Class C	15	28	17	8	68
Class I	409	805	646	313	2,173
Class R6	1	47	68	7	123
Newfleet Multi-Sector Intermediate Bond Fund
Class A	39	68	78	32	217
Class C	9	16	12	4	41
Class I	106	188	180	91	565
Class R6	5	9	10	14	38
Newfleet Multi-Sector Short Term Bond Fund
Class A	—	410	577	290	1,277
Class C	—	130	123	57	310
Class C1	—	22	25	12	59
Class I	—	2,267	2,961	1,458	6,686
Class R6	21	43	26	9	99
Newfleet Senior Floating Rate Fund
Class A	13	34	44	29	120
Class C	4	5	6	4	19
Class I	17	68	94	63	242
Class R6	1	2	2	1	6
Seix Tax-Exempt Bond Fund
Class A	32	60	72	36	200
Class C	3	5	4	2	14
Class I	50	102	104	46	302
During the six months ended March 31, 2024, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2024, it retained net commissions of $14 for Class A shares and CDSC of $7, $1 and $2 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2024, the Funds incurred administration fees totaling $2,737 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
For the six months ended March 31, 2024, the Funds incurred transfer agent fees totaling $1,225 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2024.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2024, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$100,863	$ 30,436
Newfleet High Yield Fund	19,846	13,303
Newfleet Low Duration Core Plus Bond Fund	95,342	76,099
Newfleet Multi-Sector Intermediate Bond Fund	240,456	97,283
Newfleet Multi-Sector Short Term Bond Fund	784,838	890,759
Newfleet Senior Floating Rate Fund	65,324	74,124
Seix Tax-Exempt Bond Fund	4,238	12,711
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2024, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$34,136	$ 10,677
Newfleet High Yield Fund	2,024	2,028
Newfleet Low Duration Core Plus Bond Fund	2,620	3,283
Newfleet Multi-Sector Intermediate Bond Fund	23,844	32,428
Newfleet Multi-Sector Short Term Bond Fund	59,573	121,425
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,119	$11,203	516	$5,129	93	$347	662	$2,422
Reinvestment of distributions	74	733	102	1,012	298	1,114	556	2,037
Shares repurchased and cross class conversions	(283)	(2,806)	(382)	(3,813)	(744)	(2,781)	(1,709)	(6,227)
Net Increase / (Decrease)	910	$9,130	236	$2,328	(353)	$(1,320)	(491)	$(1,768)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	204	$1,973	121	$1,176	184	$674	84	$303
Reinvestment of distributions	5	49	4	44	12	46	17	60
Shares repurchased and cross class conversions	(40)	(393)	(94)	(913)	(23)	(86)	(87)	(312)
Net Increase / (Decrease)	169	$1,629	31	$307	173	$634	14	$51
Class I
Shares sold and cross class conversions	10,432	$104,737	11,395	$115,739	1,527	$5,680	2,472	$9,067
Reinvestment of distributions	432	4,379	324	3,277	72	270	136	500
Shares repurchased and cross class conversions	(3,028)	(30,097)	(4,549)	(45,922)	(1,099)	(4,048)	(2,387)	(8,731)
Net Increase / (Decrease)	7,836	$79,019	7,170	$73,094	500	$1,902	221	$836
Class R6
Shares sold and cross class conversions	348	$3,525	121	$1,228	1,678	$6,252	87	$318
Reinvestment of distributions	8	83	6	58	55	208	33	121
Shares repurchased and cross class conversions	(77)	(782)	(60)	(606)	(69)	(259)	(109)	(397)
Net Increase / (Decrease)	279	$2,826	67	$680	1,664	$6,201	11	$42

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	502	$5,204	1,078	$10,953	985	$8,882	1,500	$13,390
Reinvestment of distributions	101	1,048	168	1,715	190	1,721	301	2,692
Shares repurchased and cross class conversions	(858)	(8,914)	(2,800)	(28,503)	(759)	(6,844)	(1,544)	(13,788)
Net Increase / (Decrease)	(255)	$(2,662)	(1,554)	$(15,835)	416	$3,759	257	$2,294
Class C
Shares sold and cross class conversions	117	$1,207	270	$2,746	247	$2,262	277	$2,505
Reinvestment of distributions	12	125	22	219	23	207	43	386
Shares repurchased and cross class conversions	(240)	(2,484)	(594)	(6,060)	(319)	(2,909)	(655)	(5,901)
Net Increase / (Decrease)	(111)	$(1,152)	(302)	$(3,095)	(49)	$(440)	(335)	$(3,010)
Class I
Shares sold and cross class conversions	6,444	$66,776	11,502	$117,472	18,497	$166,423	25,553	$228,145
Reinvestment of distributions	607	6,311	1,032	10,536	1,122	10,115	1,007	8,970
Shares repurchased and cross class conversions	(5,434)	(56,265)	(23,961)	(243,586)	(5,224)	(46,820)	(10,272)	(91,314)
Net Increase / (Decrease)	1,617	$16,822	(11,427)	$(115,578)	14,395	$129,718	16,288	$145,801

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	247	$ 2,572	652	$ 6,667	217	$ 1,964	1,807	$ 16,234
Reinvestment of distributions	1	13	99	1,015	59	539	27	241
Shares repurchased and cross class conversions	(123)	(1,280)	(3,920)	(40,192)	(181)	(1,641)	(380)	(3,413)
Net Increase / (Decrease)	125	$ 1,305	(3,169)	$ (32,510)	95	$ 862	1,454	$ 13,062

	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	8,556	$ 37,918	16,083	$ 70,197	372	$ 3,253	1,549	$ 13,403
Reinvestment of distributions	2,849	12,658	4,870	21,274	218	1,901	417	3,598
Shares repurchased and cross class conversions	(22,273)	(98,782)	(48,904)	(213,159)	(1,690)	(14,678)	(1,660)	(14,293)
Net Increase / (Decrease)	(10,868)	$ (48,206)	(27,951)	$ (121,688)	(1,100)	$ (9,524)	306	$ 2,708
Class C
Shares sold and cross class conversions	—	$ —	— (1)	$ 1	74	$ 642	199	$ 1,711
Reinvestment of distributions	572	2,580	1,068	4,737	22	194	48	413
Shares repurchased and cross class conversions	(4,161)	(18,693)	(12,658)	(55,994)	(247)	(2,155)	(377)	(3,243)
Net Increase / (Decrease)	(3,589)	$ (16,113)	(11,590)	$ (51,256)	(151)	$ (1,319)	(130)	$ (1,119)
Class C1
Shares sold and cross class conversions	381	$ 1,700	989	$ 4,354	—	$ —	—	$ —
Reinvestment of distributions	110	497	199	882	—	—	—	—
Shares repurchased and cross class conversions	(1,454)	(6,522)	(3,861)	(17,042)	—	—	—	—
Net Increase / (Decrease)	(963)	$ (4,325)	(2,673)	$ (11,806)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	94,821	$ 421,479	201,373	$ 880,233	3,294	$ 28,718	9,153	$ 78,639
Reinvestment of distributions	17,169	76,452	29,093	127,291	468	4,079	853	7,344
Shares repurchased and cross class conversions	(140,897)	(624,433)	(385,197)	(1,680,639)	(3,676)	(31,951)	(9,637)	(82,648)
Net Increase / (Decrease)	(28,907)	$ (126,502)	(154,731)	$ (673,115)	86	$ 846	369	$ 3,335

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	406	$ 1,813	1,182	$ 5,180	3	$ 26	14	$ 119
Reinvestment of distributions	35	157	81	353	5	46	10	87
Shares repurchased and cross class conversions	(462)	(2,055)	(4,740)	(20,728)	(42)	(367)	(39)	(331)
Net Increase / (Decrease)	(21)	$ (85)	(3,477)	$ (15,195)	(34)	$ (295)	(15)	$ (125)

	Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	55	$ 559	238	$ 2,427
Reinvestment of distributions	30	313	65	662
Shares repurchased and cross class conversions	(328)	(3,328)	(489)	(4,974)
Net Increase / (Decrease)	(243)	$ (2,456)	(186)	$ (1,885)
Class C
Shares sold and cross class conversions	8	$ 83	37	$ 377
Reinvestment of distributions	2	13	3	32
Shares repurchased and cross class conversions	(18)	(178)	(109)	(1,114)
Net Increase / (Decrease)	(8)	$ (82)	(69)	$ (705)
Class I
Shares sold and cross class conversions	410	$ 4,111	1,148	$ 11,647
Reinvestment of distributions	43	444	105	1,068
Shares repurchased and cross class conversions	(1,240)	(12,450)	(1,938)	(19,705)
Net Increase / (Decrease)	(787)	$ (7,895)	(685)	$ (6,990)
(1)	Amount is less than 500 shares (not in thousands).

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 6. 10% Shareholders
As of March 31, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	61%	3
Newfleet High Yield Fund	11	1
Newfleet Low Duration Core Plus Bond Fund	54	3
Newfleet Multi-Sector Intermediate Bond Fund	42	2
Newfleet Multi-Sector Short Term Bond Fund	35	2
Newfleet Senior Floating Rate Fund	39	3
Seix Tax-Exempt Bond Fund	16	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2024, the Funds did not hold any securities that were restricted.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one third or one fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a scheduled termination date of July 6, 2024, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Newfleet Core Plus Bond Fund	$1	$2,000	6.40%	3
Note 11. Borrowings
($ reported in thousands)
Effective March 20, 2023, through March 27, 2024, the Newfleet Senior Floating Rate Fund had a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allowed the Fund to borrow cash from the Bank, up to a limit of $35,000. Borrowings under the Agreement were collateralized by investments of the Fund. The Agreement resulted in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund failed to meet or maintain certain covenants as required under the Agreement, the Fund would have been required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest was charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance, if less than 75% of the commitment amount is outstanding as a loan to the Fund.
Effective March 28, 2024, the Fund entered into a Master Margin Loan Agreement (MMLA) with a maturity date of September 30, 2024, with another commercial bank that allows the Fund to borrow cash up to a limit of $35,000 (the “Commitment Amount”). Cash borrowings under the MMLA are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest is charged at the Overnight Bank Funding Rate plus an additional percentage rate on the amount borrowed, and commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is borrowed at a given time.
Total commitment fees paid for the six months ended March 31, 2024, were $45 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. For the six months ended March 31, 2024, the Fund did not have outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 268,341	$ 2,500	$ (7,745)	$ (5,245)
Newfleet High Yield Fund	58,238	1,251	(2,959)	(1,708)
Newfleet Low Duration Core Plus Bond Fund	426,010	1,710	(12,105)	(10,395)
Newfleet Multi-Sector Intermediate Bond Fund	555,231	7,232	(15,524)	(8,292)
Newfleet Multi-Sector Short Term Bond Fund	4,510,557	20,346	(149,734)	(129,388)
Newfleet Senior Floating Rate Fund	185,481	1,903	(1,326)	577
Seix Tax-Exempt Bond Fund	57,358	886	(984)	(98)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$ 2,551	$ 3,021
Newfleet High Yield Fund	656	4,608
Newfleet Low Duration Core Plus Bond Fund	5,507	5,324
Newfleet Multi-Sector Intermediate Bond Fund	4,180	16,192
Newfleet Multi-Sector Short Term Bond Fund	103,881	148,494
Newfleet Senior Floating Rate Fund	7,485	63,487
Seix Tax-Exempt Bond Fund	—	648
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASU 2020-04 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, and Virtus Newfleet Senior Floating Rate Fund; and among the Trust, VIA and VFIA, operating through its division, Seix Investment Advisors (“Seix”), with respect to Virtus Seix Tax-Exempt Bond Fund (each of Newfleet and Seix, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2023, and November 13-15, 2023 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e)

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s trading practices. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2023. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Newfleet Core Plus Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet High Yield Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 10-year periods and outperformed its benchmark for the 3- and 5-year periods.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 5-year periods and outperformed its benchmark for the 3- and 10-year periods.
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5- and 10-year periods.
Virtus Seix Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account, reasons discussed for certain Funds’ underperformance and/or actions taken to address underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Class A, C and I shares of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund and Virtus Newfleet Senior Floating Rate Fund. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Newfleet Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Seix Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Class A, C and I shares of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund and Virtus Newfleet Senior Floating Rate Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. The Board concluded that the profitability to the Subadvisers from each Fund was reasonable in light of the quality of the services rendered to the Funds by the Subadvisers as well as other factors.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2025, and that VIA had agreed to lower the expense caps applicable to Class A, C and I shares of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund and Virtus Newfleet Senior Floating Rate Fund. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Seix Tax-Exempt Bond Fund (the “Fund”),
a series of Virtus Opportunities Trust
Supplement dated March 22, 2024, to the Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented
IMPORTANT NOTICE TO INVESTORS
The table showing Average Annual Total Returns and the paragraph immediately after the table in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, are hereby replaced in their entirety with the following:
	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	4.96%	1.82%	2.51%
Return After Taxes on Distributions	4.96%	1.76%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares	4.14%	2.00%	2.58%
Class A Shares
Return Before Taxes	1.82%	1.00%	1.96%
Class C Shares
Return Before Taxes	3.92%	0.80%	1.48%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	3.03%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	5.65%	2.24%	2.77%
Effective March 22, 2024, the Fund’s broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index. The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market and is more closely matched to the Fund’s principal investment strategy. Effective February 1, 2021, the ICE BofA 1-22 Year U.S. Municipal Securities Index is the Fund’s style-specific benchmark. The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The indexes are calculated on a total return basis, are unmanaged, and are not available for direct investment.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/Seix TEB Benchmark Change (03/2024)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8640	05-24

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2024
Virtus Duff & Phelps Global Infrastructure Fund*
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund*
Virtus Duff & Phelps Real Estate Securities Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus SGA Emerging Markets Equity Fund (f/k/a: Virtus Vontobel Emerging Markets Opportunities Fund)
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2024.
As the outlook for inflation and interest rates improved, markets showed strength in the fourth quarter of 2023 and the first quarter of 2024. The efforts of the Federal Reserve (“Fed”) and other central banks to manage inflation appeared more likely to generate an economic “soft landing,” and there was hope for rate cuts on the horizon. Investor optimism about the possibilities for artificial intelligence (AI) also drove markets higher.
Domestic equity indexes posted strong returns for the six months ended March 31, 2024. U.S. large-capitalization stocks led the way with a return of 23.48%, as measured by the S&P 500® Index, while small-cap stocks returned 19.94%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 16.81%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 10.42%.
In fixed income markets, the yield on the 10-year Treasury declined to 4.20% on March 31, 2024, from 4.59% on September 30, 2023. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 5.99% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 8.75%.
We are pleased to note that, during the reporting period, Sustainable Growth Advisers, LP (SGA) was appointed subadviser of the renamed Virtus SGA Emerging Markets Equity Fund.
Please call our customer service team at 800-243-1574 if you have any questions about the change. Thank you for entrusting the Virtus Funds with your assets.
Sincerly,
George R. Aylward
President and Trustee, Virtus Funds
May 2024
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,114.80	1.26%	$ 6.66
	Class C	1,000.00	1,110.60	2.04	10.76
	Class I	1,000.00	1,116.60	1.00	5.29
	Class R6	1,000.00	1,117.20	0.85	4.50
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,137.40	1.40	7.48
	Class C	1,000.00	1,132.90	2.15	11.46
	Class I	1,000.00	1,138.50	1.15	6.15
	Class R6	1,000.00	1,140.20	0.89	4.76
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,104.00	0.50	2.63
	Class C	1,000.00	1,099.00	1.25	6.56
	Class I	1,000.00	1,105.30	0.25	1.32
	Class R6	1,000.00	1,105.40	0.20	1.05
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,137.50	1.36	7.27
	Class C	1,000.00	1,133.80	2.08	11.10
	Class I	1,000.00	1,138.80	1.10	5.88
	Class R6	1,000.00	1,141.20	0.79	4.23
KAR Developing Markets Fund
	Class A	1,000.00	1,110.40	1.50	7.91
	Class C	1,000.00	1,105.90	2.25	11.85
	Class I	1,000.00	1,112.20	1.25	6.60
	Class R6	1,000.00	1,111.50	1.20	6.33
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,159.30	1.79	9.66
	Class C	1,000.00	1,154.90	2.53	13.63
	Class I	1,000.00	1,161.80	1.50	8.11
	Class R6	1,000.00	1,162.50	1.40	7.57
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,126.20	1.45	7.71
	Class C	1,000.00	1,122.20	2.20	11.67
	Class I	1,000.00	1,127.80	1.20	6.38
	Class R6	1,000.00	1,128.10	1.10	5.85
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
SGA Emerging Markets Equity Fund
	Class A	$1,000.00	$ 991.40	1.60%	$ 7.97
	Class C	1,000.00	987.90	2.32	11.53
	Class I	1,000.00	993.20	1.30	6.48
	Class R6	1,000.00	994.60	1.00	4.99

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.70	1.26%	$ 6.36
	Class C	1,000.00	1,014.80	2.04	10.28
	Class I	1,000.00	1,020.00	1.00	5.05
	Class R6	1,000.00	1,020.75	0.85	4.29
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,018.00	1.40	7.06
	Class C	1,000.00	1,014.25	2.15	10.83
	Class I	1,000.00	1,019.25	1.15	5.81
	Class R6	1,000.00	1,020.55	0.89	4.50
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,022.50	0.50	2.53
	Class C	1,000.00	1,018.75	1.25	6.31
	Class I	1,000.00	1,023.75	0.25	1.26
	Class R6	1,000.00	1,024.00	0.20	1.01
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,018.20	1.36	6.86
	Class C	1,000.00	1,014.60	2.08	10.48
	Class I	1,000.00	1,019.50	1.10	5.55
	Class R6	1,000.00	1,021.05	0.79	3.99
KAR Developing Markets Fund
	Class A	1,000.00	1,017.50	1.50	7.57
	Class C	1,000.00	1,013.75	2.25	11.33
	Class I	1,000.00	1,018.75	1.25	6.31
	Class R6	1,000.00	1,019.00	1.20	6.06
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,016.05	1.79	9.02
	Class C	1,000.00	1,012.35	2.53	12.73
	Class I	1,000.00	1,017.50	1.50	7.57
	Class R6	1,000.00	1,018.00	1.40	7.06
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.75	1.45	7.31
	Class C	1,000.00	1,014.00	2.20	11.08
	Class I	1,000.00	1,019.00	1.20	6.06
	Class R6	1,000.00	1,019.50	1.10	5.55
SGA Emerging Markets Equity Fund
	Class A	1,000.00	1,017.00	1.60	8.07
	Class C	1,000.00	1,013.40	2.32	11.68
	Class I	1,000.00	1,018.50	1.30	6.56
	Class R6	1,000.00	1,020.00	1.00	5.05

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
4

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
5

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2024
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
6

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2024
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2024.
Duff & Phelps Global Infrastructure Fund
Utilities	45%
Industrials	31
Energy	14
Real Estate	8
Communication Services	2
Total	100%

Duff & Phelps Global Real Estate Securities Fund
Industrial/Office REITs	23%
Retail REITs	19
Residential REITs	15
Health Care REITs	9
Self Storage REITs	8
Data Centers REITs	7
Real Estate Operating Companies	5
Other REITs	14
Total	100%

Duff & Phelps Real Asset Fund
Affiliated Mutual Funds	74%
Exchange-Traded Funds	26
Total	100%

Duff & Phelps Real Estate Securities Fund
Industrial/Office	21%
Retail	18
Residential	17
Health Care	13
Data Centers	11
Self Storage	8
Gaming REITs	4
Other	8
Total	100%

KAR Developing Markets Fund
Industrials	26%
Consumer Staples	18
Communication Services	17
Financials	15
Consumer Discretionary	13
Information Technology	11
Total	100%

KAR Emerging Markets Small-Cap Fund
Industrials	27%
Communication Services	20
Information Technology	16
Consumer Staples	12
Financials	9
Consumer Discretionary	9
Materials	4
Other (includes short-term investment)	3
Total	100%

KAR International Small-Mid Cap Fund
Communication Services	28%
Industrials	21
Financials	17
Information Technology	8
Materials	7
Consumer Discretionary	6
Consumer Staples	5
Other (includes short-term investment)	8
Total	100%

SGA Emerging Markets Equity Fund
Consumer Staples	33%
Financials	25
Consumer Discretionary	19
Information Technology	10
Communication Services	10
Materials	2
Health Care	1
Total	100%

7

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—1.8%
Cellnex Telecom S.A. (Spain)	73,916	$ 2,613
Energy—13.5%
Cheniere Energy, Inc. (United States)	36,000	5,806
Enbridge, Inc. (Canada)	36,241	1,311
Koninklijke Vopak N.V. (Netherlands)	51,606	1,989
ONEOK, Inc. (United States)	34,800	2,790
Pembina Pipeline Corp. (Canada)	61,374	2,166
Targa Resources Corp. (United States)	22,309	2,499
Williams Cos., Inc. (The) (United States)	63,244	2,465
		19,026

Industrials—30.8%
Aena SME S.A. (Spain)	46,044	9,063
Aeroports de Paris S.A. (France)	16,255	2,229
Atlas Arteria Ltd. (Australia)	612,308	2,127
Auckland International Airport Ltd. (New Zealand)	682,224	3,404
Canadian Pacific Kansas City Ltd. (Canada)	15,349	1,353
CSX Corp. (United States)	57,891	2,146
Ferrovial SE (Netherlands)	58,103	2,299
Flughafen Zurich AG Registered Shares (Switzerland)	18,328	4,158
Norfolk Southern Corp. (United States)	12,200	3,109
Transurban Group (Australia)	896,735	7,784
Union Pacific Corp. (United States)	14,683	3,611
	Shares	Value

Industrials—continued
Vinci S.A. (France)	16,001	$ 2,050
		43,333

Real Estate—8.4%
American Tower Corp. (United States)	37,963	7,501
Crown Castle, Inc. (United States)	40,530	4,289
		11,790

Utilities—44.8%
Ameren Corp. (United States)	38,087	2,817
Atmos Energy Corp. (United States)	25,670	3,051
CenterPoint Energy, Inc. (United States)	107,003	3,048
CMS Energy Corp. (United States)	33,218	2,004
DTE Energy Co. (United States)	22,452	2,518
Edison International (United States)	39,994	2,829
EDP - Energias de Portugal S.A. (Portugal)	466,702	1,818
Emera, Inc. (Canada)	66,906	2,355
Entergy Corp. (United States)	20,332	2,149
Essential Utilities, Inc. (United States)	55,433	2,054
Eversource Energy (United States)	64,164	3,835
Iberdrola S.A. (Spain)	190,753	2,366
National Grid plc (United Kingdom)	345,384	4,647
NextEra Energy, Inc. (United States)	120,523	7,703
NiSource, Inc. (United States)	118,774	3,285
Public Service Enterprise Group, Inc. (United States)	22,590	1,508
Redeia Corp. S.A. (Spain)	81,176	1,384
	Shares	Value

Utilities—continued
Sempra (United States)	69,312	$ 4,979
Severn Trent plc (United Kingdom)	70,220	2,189
Southern Co. (The) (United States)	46,620	3,344
United Utilities Group plc (United Kingdom)	111,180	1,444
Xcel Energy, Inc. (United States)	33,695	1,811
		63,138

Total Common Stocks (Identified Cost $132,752)		139,900

Total Long-Term Investments—99.3% (Identified Cost $132,752)		139,900

TOTAL INVESTMENTS—99.3% (Identified Cost $132,752)		$139,900
Other assets and liabilities, net—0.7%		988
NET ASSETS—100.0%		$140,888

Country Weightings†
United States	58%
Spain	11
Australia	7
United Kingdom	6
Canada	5
Netherlands	3
France	3
Other	7
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$139,900	$139,900
Total Investments	$139,900	$139,900
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements
8

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Australia—4.1%
National Storage REIT	2,786,962	$ 4,359
NEXTDC Ltd.(1)	246,898	2,862
Scentre Group	3,813,100	8,423
		15,644

Belgium—1.8%
Aedifica S.A.	60,159	3,696
Warehouses De Pauw CVA	109,141	3,116
		6,812

Canada—3.0%
Allied Properties Real Estate Investment Trust	141,650	1,848
Chartwell Retirement Residences	362,200	3,305
First Capital Real Estate Investment Trust	130,600	1,515
Granite Real Estate Investment Trust	82,179	4,690
		11,358

France—1.3%
Klepierre S.A.	195,294	5,057
Germany—1.4%
Vonovia SE	178,578	5,279
Hong Kong—2.4%
Link REIT	1,233,600	5,304
Swire Properties Ltd.	1,786,000	3,751
		9,055

India—0.9%
Capitaland India Trust	4,526,783	3,520
Ireland—0.5%
Irish Residential Properties REIT plc	1,679,468	1,866
Japan—9.1%
Comforia Residential REIT, Inc.	1,602	3,460
Japan Hotel REIT Investment Corp.	8,676	4,545
Japan Metropolitan Fund Invest	6,406	3,991
Mitsubishi Estate Co., Ltd.	543,800	9,861
Mitsui Fudosan Co., Ltd.	635,100	6,811
	Shares	Value

Japan—continued
Mitsui Fudosan Logistics Park, Inc.	1,424	$ 4,280
Orix JREIT, Inc.	1,703	1,852
		34,800

Singapore—2.5%
CapitaLand Ascendas REIT	2,856,300	5,860
CapitaLand Integrated Commercial Trust	2,462,000	3,610
		9,470

Spain—1.3%
Merlin Properties Socimi S.A.	470,200	5,060
Sweden—1.7%
Castellum AB(1)	138,466	1,822
Catena AB	96,191	4,700
		6,522

United Kingdom—5.6%
Derwent London plc	135,710	3,714
Safestore Holdings plc	433,947	4,132
Tritax Big Box REIT plc	1,761,150	3,494
UNITE Group plc (The)	701,699	8,662
Workspace Group plc	204,576	1,323
		21,325

United States—62.8%
Alexandria Real Estate Equities, Inc.	12,379	1,596
American Homes 4 Rent Class A	265,450	9,763
American Tower Corp.	34,275	6,772
Americold Realty Trust, Inc.	172,125	4,289
Apartment Income REIT Corp.	216,028	7,015
AvalonBay Communities, Inc.	73,745	13,684
Boston Properties, Inc.	63,100	4,121
Brixmor Property Group, Inc.	398,033	9,334
Cousins Properties, Inc.	116,200	2,794
CubeSmart	159,975	7,234
Digital Realty Trust, Inc.	87,750	12,640
Equinix, Inc.	16,775	13,845
Host Hotels & Resorts, Inc.	122,481	2,533
Iron Mountain, Inc.	38,100	3,056
Kimco Realty Corp.	394,300	7,732
	Shares	Value

United States—continued
Mid-America Apartment Communities, Inc.	37,200	$ 4,895
Prologis, Inc.	232,518	30,279
Public Storage	46,625	13,524
Realty Income Corp.	200,950	10,871
Regency Centers Corp.	93,150	5,641
Rexford Industrial Realty, Inc.	162,900	8,194
Ryman Hospitality Properties, Inc.	37,335	4,316
Simon Property Group, Inc.	62,496	9,780
Sun Communities, Inc.	59,979	7,712
Ventas, Inc.	222,950	9,707
VICI Properties, Inc. Class A	181,450	5,405
Vornado Realty Trust	119,350	3,434
Welltower, Inc.	210,350	19,655
		239,821

Total Common Stocks (Identified Cost $333,878)		375,589

Total Long-Term Investments—98.4% (Identified Cost $333,878)		375,589

TOTAL INVESTMENTS—98.4% (Identified Cost $333,878)		$375,589
Other assets and liabilities, net—1.6%		6,014
NET ASSETS—100.0%		$381,603

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	64%
Japan	9
United Kingdom	6
Australia	4
Canada	3
Singapore	3
Hong Kong	2
Other	9
Total	100%
† % of total investments as of March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
9

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$375,589	$375,589
Total Investments	$375,589	$375,589
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements
10

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—73.9%
Equity Funds—70.2%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	357,877	$ 4,867
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	150,166	4,781
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	245,995	3,314
		12,962

Fixed Income Fund—3.7%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	77,156	675
Total Affiliated Mutual Funds (Identified Cost $9,209)		13,637

	Shares	Value

Exchange-Traded Funds(1)—25.8%
Invesco DB Agriculture Fund(3)	13,000	$ 322
Invesco DB Commodity Index Tracking Fund(3)	63,974	1,470
Schwab U.S. TIPS ETF	6,600	344
SPDR S&P Global Natural Resources ETF	34,550	2,001
VanEck Gold Miners ETF	19,600	620
Total Exchange-Traded Funds (Identified Cost $3,462)		4,757

Total Long-Term Investments—99.7% (Identified Cost $12,671)		18,394

TOTAL INVESTMENTS—99.7% (Identified Cost $12,671)		$18,394
Other assets and liabilities, net—0.3%		56
NET ASSETS—100.0%		$18,450
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$13,637	$13,637
Exchange-Traded Funds	4,757	4,757
Total Investments	$18,394	$18,394
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
11

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Real Estate Investment Trusts—99.0%
Data Centers—10.6%
Digital Realty Trust, Inc.	117,075	$ 16,864
Equinix, Inc.	26,751	22,078
		38,942

Gaming REITs—3.7%
Gaming & Leisure Properties, Inc.	104,200	4,800
VICI Properties, Inc. Class A	298,550	8,894
		13,694

Health Care—12.9%
Healthpeak Properties, Inc.	127,520	2,391
Sabra Health Care REIT, Inc.	555,105	8,199
Ventas, Inc.	366,450	15,955
Welltower, Inc.	220,960	20,647
		47,192

Industrial/Office—20.5%
Industrial—16.1%
Americold Realty Trust, Inc.	208,900	5,206
Prologis, Inc.	313,941	40,881
Rexford Industrial Realty, Inc.	258,925	13,024
		59,111

Office—4.4%
Alexandria Real Estate Equities, Inc.	20,484	2,641
Boston Properties, Inc.	81,100	5,297
Cousins Properties, Inc.	162,746	3,912
	Shares	Value

Office—continued
Vornado Realty Trust	149,200	$ 4,292
		16,142

Total Industrial/Office		75,253

Lodging/Resorts—2.6%
Host Hotels & Resorts, Inc.	195,744	4,048
Ryman Hospitality Properties, Inc.	47,507	5,492
		9,540

Residential—17.4%
Apartments—9.7%
Apartment Income REIT Corp.	330,495	10,731
AvalonBay Communities, Inc.	96,315	17,872
Mid-America Apartment Communities, Inc.	52,340	6,887
		35,490

Manufactured Homes—2.4%
Sun Communities, Inc.	69,381	8,921
Single Family Homes—5.3%
American Homes 4 Rent Class A	372,450	13,699
Invitation Homes, Inc.	155,610	5,541
		19,240

Total Residential		63,651

Retail—17.6%
Free Standing—4.7%
Realty Income Corp.	319,199	17,268
Regional Malls—4.9%
Simon Property Group, Inc.	114,646	17,941
	Shares	Value

Retail—continued
Shopping Centers—8.0%
Brixmor Property Group, Inc.	460,256	$ 10,793
Kimco Realty Corp.	497,920	9,764
Regency Centers Corp.	144,000	8,721
		29,278

Total Retail		64,487

Self Storage—7.9%
CubeSmart	245,114	11,084
Public Storage	61,755	17,913
		28,997

Specialty—3.3%
Iron Mountain, Inc.	151,500	12,152
Telecommunications REITs—2.5%
American Tower Corp.	45,295	8,950
Total Common Stocks (Identified Cost $258,756)		362,858

Total Long-Term Investments—99.0% (Identified Cost $258,756)		362,858

TOTAL INVESTMENTS—99.0% (Identified Cost $258,756)		$362,858
Other assets and liabilities, net—1.0%		3,511
NET ASSETS—100.0%		$366,369

Abbreviation:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$362,858	$362,858
Total Investments	$362,858	$362,858
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
12

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—101.3%
Communication Services—16.9%
Addcn Technology Co., Ltd. (Taiwan)	4,305	$ 28
Autohome, Inc. ADR (China)	1,057	28
Baltic Classifieds Group plc (Lithuania)	67,832	193
Sarana Menara Nusantara Tbk PT (Indonesia)	1,010,400	55
Tencent Holdings Ltd. (China)	2,800	108
Wirtualna Polska Holding S.A. (Poland)	1,864	58
		470

Consumer Discretionary—13.1%
Alibaba Group Holding Ltd. Sponsored ADR (China)	574	42
Allegro.eu S.A. (Poland)(1)	11,270	93
JD.com, Inc. ADR (China)	1,233	34
JD.com, Inc. Class A (China)	1,447	20
momo.com, Inc. (Taiwan)	2,057	25
Union Auction PCL Foreign Shares (Thailand)	179,200	49
Vasta Platform Ltd. Class A (Brazil)(1)	25,571	102
		365

Consumer Staples—18.8%
Anhui Gujing Distillery Co., Ltd. Class B (China)	5,800	82
Carlsberg Brewery Malaysia Bhd (Malaysia)	20,200	78
Heineken Malaysia Bhd (Malaysia)	16,400	80
Multi Bintang Indonesia Tbk PT (Indonesia)	155,000	69
Pernod Ricard S.A. (France)	372	60
Thai Beverage PCL (Thailand)	142,500	52
Wal-Mart de Mexico SAB de C.V. (Mexico)	16,546	67
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	36
		524

Financials—15.7%
Bank Central Asia Tbk PT (Indonesia)	100,000	64
Caixa Seguridade Participacoes S.A. (Brazil)	24,636	77
HDFC Bank Ltd. ADR (India)	799	45
	Shares	Value

Financials—continued
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	632	$ 79
Kfin Technologies Ltd. (India)(1)	6,813	50
Qualitas Controladora SAB de C.V. (Mexico)	4,720	55
United Overseas Bank Ltd. (Singapore)	3,100	67
		437

Industrials—25.9%
Credit Bureau Asia Ltd. (Singapore)	161,900	110
GFC Ltd. (Taiwan)	16,000	46
Grupa Pracuj S.A. (Poland)	10,787	182
Haitian International Holdings Ltd. (China)	27,166	79
Humanica PCL Foreign Shares (Thailand)	114,500	36
NICE Information Service Co., Ltd. (South Korea)	6,055	46
Precision Tsugami China Corp., Ltd. (China)	53,000	61
S-1 Corp. (South Korea)	955	43
Saramin Co., Ltd. (South Korea)	2,183	29
Tegma Gestao Logistica S.A. (Brazil)	16,383	90
		722

Information Technology—10.9%
LEENO Industrial, Inc. (South Korea)	408	78
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,645	224
		302

Total Common Stocks (Identified Cost $2,845)		2,820

Total Long-Term Investments—101.3% (Identified Cost $2,845)		2,820

TOTAL INVESTMENTS—101.3% (Identified Cost $2,845)		$2,820
Other assets and liabilities, net—(1.3)%		(35)
NET ASSETS—100.0%		$2,785
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $79 or 2.8% of net assets.

Country Weightings†
China	17%
Poland	12
Taiwan	11
Brazil	10
South Korea	7
Lithuania	7
Indonesia	7
Other	29
Total	100%
† % of total investments as of March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
13

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$2,820	$2,741	$79
Total Investments	$2,820	$2,741	$79
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements
14

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Communication Services—19.5%
Addcn Technology Co., Ltd. (Taiwan)	802,089	$ 5,175
Autohome, Inc. ADR (China)	180,362	4,729
Baltic Classifieds Group plc (Lithuania)	6,496,770	18,491
Dayamitra Telekomunikasi PT (Indonesia)	103,730,000	4,024
Rightmove plc (United Kingdom)	1,277,702	8,863
Sarana Menara Nusantara Tbk PT (Indonesia)	130,408,586	7,073
Wirtualna Polska Holding S.A. (Poland)	310,431	9,715
		58,070

Consumer Discretionary—8.9%
Allegro.eu S.A. (Poland)(1)	1,135,070	9,402
momo.com, Inc. (Taiwan)	201,300	2,472
Union Auction PCL Foreign Shares (Thailand)(2)	33,162,000	9,089
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,391,515	5,524
		26,487

Consumer Staples—10.9%
Anhui Gujing Distillery Co., Ltd. Class B (China)	506,709	7,128
Carlsberg Brewery Malaysia Bhd (Malaysia)	2,004,100	7,782
Chongqing Brewery Co., Ltd. Class A (China)	484,000	4,326
Clicks Group Ltd. (South Africa)	219,376	3,430
Heineken Malaysia Bhd (Malaysia)	2,002,400	9,824
		32,490

Financials—8.9%
Caixa Seguridade Participacoes S.A. (Brazil)	2,648,125	8,300
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	61,759	7,752
Kfin Technologies Ltd. (India)(1)	610,556	4,492
Qualitas Controladora SAB de C.V. (Mexico)	514,891	5,992
		26,536

	Shares	Value

Health Care—2.1%
Haw Par Corp., Ltd. (Singapore)	877,374	$ 6,290
Industrials—26.6%
Computer Age Management Services Ltd. (India)	221,707	7,751
Grupa Pracuj S.A. (Poland)	1,005,421	16,965
Haitian International Holdings Ltd. (China)	2,791,218	8,113
Humanica PCL Foreign Shares (Thailand)	17,946,400	5,558
IndiaMart InterMesh Ltd. (India)	109,308	3,467
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,176,000	2,638
NICE Information Service Co., Ltd. (South Korea)	660,065	5,011
S-1 Corp. (South Korea)	136,562	6,198
Saramin Co., Ltd. (South Korea)	324,063	4,371
Sporton International, Inc. (Taiwan)	903,268	7,268
Tegma Gestao Logistica S.A. (Brazil)	2,118,666	11,655
		78,995

Information Technology—15.7%
Douzone Bizon Co., Ltd. (South Korea)	119,885	3,736
LEENO Industrial, Inc. (South Korea)	53,055	10,168
Oracle Financial Services Software Ltd. (India)	233,764	24,592
TOTVS S.A. (Brazil)	1,018,860	5,787
Younglimwon Soft Lab Co., Ltd. (South Korea)	382,706	2,533
		46,816

Materials—3.8%
Avia Avian Tbk PT (Indonesia)	81,982,660	2,844
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	8,391
		11,235

Total Common Stocks (Identified Cost $250,316)		286,919

Total Long-Term Investments—96.4% (Identified Cost $250,316)		286,919

	Shares	Value

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(4)	4,170,258	$ 4,170
Total Short-Term Investment (Identified Cost $4,170)		4,170

TOTAL INVESTMENTS—97.8% (Identified Cost $254,486)		$291,089
Other assets and liabilities, net—2.2%		6,546
NET ASSETS—100.0%		$297,635

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $7,752 or 2.6% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
India	14%
Poland	12
South Korea	11
Brazil	11
China	8
Lithuania	6
Malaysia	6
Other	32
Total	100%
† % of total investments as of March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
15

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$286,919	$279,167	$7,752
Money Market Mutual Fund	4,170	4,170	—
Total Investments	$291,089	$283,337	$7,752
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements
16

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Communication Services—27.1%
Adevinta ASA (Norway)(1)	1,430,121	$ 14,991
Auto Trader Group plc (United Kingdom)	4,871,211	43,050
Baltic Classifieds Group plc (Lithuania)(2)	28,717,273	81,734
CTS Eventim AG & Co. KGaA (Germany)	272,728	24,259
Dayamitra Telekomunikasi PT (Indonesia)	680,125,800	26,381
Infrastrutture Wireless Italiane SpA (Italy)	1,260,048	14,315
oOh!media Ltd. (Australia)	14,381,308	16,681
Rightmove plc (United Kingdom)	7,516,173	52,138
		273,549

Consumer Discretionary—5.5%
Allegro.eu S.A. (Poland)(1)	3,506,621	29,045
Goldlion Holdings Ltd. (Hong Kong)	20,707,882	2,725
Mercari, Inc. (Japan)(1)	1,256,100	16,002
Victorian Plumbing Group plc (United Kingdom)	8,259,254	8,267
		56,039

Consumer Staples—4.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,195,291	16,814
Heineken Malaysia Bhd (Malaysia)	5,931,800	29,101
		45,915

Energy—1.4%
Pason Systems, Inc. (Canada)	1,266,627	14,625
Financials—16.5%
AJ Bell plc (United Kingdom)	9,017,192	34,416
FinecoBank Banca Fineco SpA (Italy)	2,850,514	42,700
Gruppo MutuiOnline SpA (Italy)	958,126	38,711
Hypoport SE (Germany)(1)	39,206	9,974
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,424,297	27,906
	Shares	Value

Financials—continued
Nordnet AB publ (Sweden)	689,169	$ 12,645
		166,352

Health Care—4.0%
Haw Par Corp., Ltd. (Singapore)	5,592,812	40,095
Industrials—20.7%
CAE, Inc. (Canada)(1)	1,265,973	26,141
Haitian International Holdings Ltd. (China)	11,116,072	32,310
Howden Joinery Group plc (United Kingdom)	3,377,399	38,655
Knorr-Bremse AG (Germany)	309,058	23,373
Lumax International Corp., Ltd. (Taiwan)	2,974,333	9,387
MEITEC Group Holdings, Inc. (Japan)	1,448,000	27,926
MTU Aero Engines AG (Germany)	107,423	27,258
S-1 Corp. (South Korea)	524,541	23,807
		208,857

Information Technology—7.6%
Alten S.A. (France)	189,642	27,661
Bouvet ASA (Norway)	4,574,063	26,080
Brockhaus Technologies AG (Germany)(1)	150,898	3,549
FDM Group Holdings plc (United Kingdom)	4,616,728	19,987
		77,277

Materials—7.0%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	48,650
Forterra plc (United Kingdom)	5,165,249	11,226
Ibstock plc (United Kingdom)	5,636,901	10,722
		70,598

Total Common Stocks (Identified Cost $863,564)		953,307

Total Long-Term Investments—94.3% (Identified Cost $863,564)		953,307

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(3)	22,180,930	$ 22,181
Total Short-Term Investment (Identified Cost $22,181)		22,181

TOTAL INVESTMENTS—96.5% (Identified Cost $885,745)		$ 975,488
Other assets and liabilities, net—3.5%		35,713
NET ASSETS—100.0%		$1,011,201

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	25%
Italy	10
Germany	9
Lithuania	8
China	5
Mexico	5
Japan	5
Other	33
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Financial Statements
17

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$953,307	$953,307
Money Market Mutual Fund	22,181	22,181
Total Investments	$975,488	$975,488
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements
18

SGA Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—9.5%
Kakao Corp. (South Korea)	375,894	$ 15,189
NAVER Corp. (South Korea)	246,727	34,290
Tencent Holdings Ltd. (China)	577,637	22,421
		71,900

Consumer Discretionary—19.2%
adidas AG (Germany)	74,970	16,742
Fast Retailing Co., Ltd. (Japan)	97,458	30,072
H World Group Ltd. (China)	5,466,852	21,164
JD.com, Inc. Class A (China)	1,148,274	15,830
MercadoLibre, Inc. (Uruguay)(1)	22,780	34,443
Yum China Holdings, Inc. (China)	695,796	27,398
		145,649

Consumer Staples—33.2%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	14,798,265	21,781
China Mengniu Dairy Co., Ltd. (China)	7,318,580	15,709
CP ALL PCL Foreign Shares (Thailand)	22,172,694	33,118
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	340,866	44,405
Heineken N.V. (Netherlands)	279,555	26,945
L’Oreal S.A. (France)	47,372	22,418
Raia Drogasil S.A. (Brazil)	3,736,400	20,472
	Shares	Value

Consumer Staples—continued
Unilever plc Sponsored ADR (United Kingdom)	627,838	$ 31,511
Wal-Mart de Mexico SAB de C.V. (Mexico)	8,813,048	35,518
		251,877

Financials—24.8%
AIA Group Ltd. (Hong Kong)	4,524,310	30,376
Bajaj Finance Ltd. (India)	195,631	16,995
Bank Central Asia Tbk PT (Indonesia)	51,186,718	32,526
HDFC Bank Ltd. ADR (India)	904,051	50,600
Sanlam Ltd. (South Africa)	6,160,916	22,572
XP, Inc. Class A (Brazil)	1,376,149	35,312
		188,381

Health Care—0.9%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (China)	11,147,093	6,950
Information Technology—9.6%
Infosys Ltd. Sponsored ADR (India)	2,201,472	39,472
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	81,764	11,124
Tata Consultancy Services Ltd. (India)	468,161	21,759
		72,355

	Shares	Value

	Materials—2.0%
Asian Paints Ltd. (India)	443,740	$ 15,146
	Total Common Stocks (Identified Cost $746,409)	752,258

	Total Long-Term Investments—99.2% (Identified Cost $746,409)	752,258

	TOTAL INVESTMENTS—99.2% (Identified Cost $746,409)	$752,258
	Other assets and liabilities, net—0.8%	6,419
	NET ASSETS—100.0%	$758,677

Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
India	19%
China	15
Mexico	11
Brazil	7
Hong Kong	7
South Korea	7
Uruguay	5
Other	29
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$752,258	$752,258
Total Investments	$752,258	$752,258
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
19

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Assets
Investment in securities at value(1)	$ 139,900	$ 375,589	$ 4,757	$ 362,858
Investment in affiliates at value(2)	—	—	13,637	—
Foreign currency at value(3)	26	621	—	—
Cash	796	4,436	—	2,418
Receivables
Investment securities sold	—	3,487	90	174
Fund shares sold	73	199	5	367
Dividends	215	1,728	6	1,331
Receivable from adviser	—	—	8	—
Tax reclaims	50	199	—	—
Prepaid Trustees’ retainer	3	7	— (a)	7
Prepaid expenses	23	35	24	35
Other assets	19	53	2	52
Total assets	141,105	386,354	18,529	367,242
Liabilities
Due to custodian	—	—	3	—
Payables
Fund shares repurchased	65	752	42	439
Investment securities purchased	—	3,584	6	—
Investment advisory fees	70	212	—	219
Distribution and service fees	7	7	2	23
Administration and accounting fees	13	33	2	32
Transfer agent and sub-transfer agent fees and expenses	13	65	5	69
Professional fees	22	24	14	22
Trustee deferred compensation plan	19	53	2	52
Interest expense and/or commitment fees	— (a)	3	— (a)	1
Other accrued expenses	8	18	3	16
Total liabilities	217	4,751	79	873
Net Assets	$ 140,888	$ 381,603	$ 18,450	$ 366,369
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 134,896	$ 385,263	$ 36,621	$ 252,726
Accumulated earnings (loss)	5,992	(3,660)	(18,171)	113,643
Net Assets	$ 140,888	$ 381,603	$ 18,450	$ 366,369
Net Assets:
Class A	$ 24,620	$ 20,662	$ 10,260	$ 97,721
Class C	$ 1,669	$ 3,222	$ 244	$ 3,422
Class I	$ 21,781	$ 198,155	$ 6,825	$ 149,564
Class R6	$ 92,818	$ 159,564	$ 1,121	$ 115,662
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,811,367	627,156	762,935	5,381,517
Class C	122,824	104,017	17,857	188,575
Class I	1,601,290	6,210,189	508,319	8,275,972
Class R6	6,823,316	5,011,818	83,731	6,363,668
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.59	$ 32.95	$ 13.45	$ 18.16
Class C	$ 13.59	$ 30.98	$ 13.65	$ 18.15
Class I	$ 13.60	$ 31.91	$ 13.43	$ 18.07
Class R6	$ 13.60	$ 31.84	$ 13.39	$ 18.18
See Notes to Financial Statements
20

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.38	$ 34.87	$ 14.23	$ 19.22
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 132,752	$ 333,878	$ 3,462	$ 258,756
(2) Investment in affiliates at cost	$ —	$ —	$ 9,209	$ —
(3) Foreign currency at cost	$ 26	$ 623	$ —	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
21

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Assets
Investment in securities at value(1)	$ 2,820	$ 276,476	$ 893,754	$ 752,258
Investment in affiliates at value(2)	—	14,613	81,734	—
Foreign currency at value(3)	—	—	105	— (a)
Cash	—	8,447	32,184	5,724
Receivables
Investment securities sold	22	16	1,197	983
Fund shares sold	—	790	1,030	794
Dividends	7	673	1,501	1,022
Receivable from adviser	5	—	—	—
Tax reclaims	—	46	1,993	604
Prepaid Trustees’ retainer	— (a)	6	19	11
Prepaid expenses	18	30	23	15
Other assets	— (a)	42	142	109
Total assets	2,872	301,139	1,013,682	761,520
Liabilities
Due to custodian	63	28	—	—
Payables
Fund shares repurchased	—	334	1,046	1,726
Investment securities purchased	1	47	—	—
Foreign capital gains tax	3	2,611	—	—
Investment advisory fees	—	295	775	571
Distribution and service fees	— (a)	11	24	36
Administration and accounting fees	1	26	88	67
Transfer agent and sub-transfer agent fees and expenses	— (a)	52	156	226
Professional fees	14	41	181	86
Trustee deferred compensation plan	— (a)	42	142	109
Interest expense and/or commitment fees	— (a)	1	4	7
Other accrued expenses	5	16	65	15
Total liabilities	87	3,504	2,481	2,843
Net Assets	$ 2,785	$ 297,635	$ 1,011,201	$ 758,677
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 3,265	$ 281,540	$ 1,304,524	$ 1,223,754
Accumulated earnings (loss)	(480)	16,095	(293,323)	(465,077)
Net Assets	$ 2,785	$ 297,635	$ 1,011,201	$ 758,677
Net Assets:
Class A	$ 130	$ 32,102	$ 43,813	$ 123,407
Class C	$ 83	$ 4,368	$ 17,102	$ 10,776
Class I	$ 157	$ 259,426	$ 865,945	$ 593,913
Class R6	$ 2,415	$ 1,739	$ 84,341	$ 30,581
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	15,646	2,110,716	2,441,518	17,777,510
Class C	10,001	294,359	985,167	1,654,945
Class I	18,802	16,886,048	47,865,208	81,132,774
Class R6	288,713	113,152	4,648,584	4,132,770
See Notes to Financial Statements
22

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 8.34	$ 15.21	$ 17.94	$ 6.94
Class C	$ 8.30	$ 14.84	$ 17.36	$ 6.51
Class I	$ 8.33	$ 15.36	$ 18.09	$ 7.32
Class R6	$ 8.36	$ 15.37	$ 18.14	$ 7.40
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 8.83	$ 16.10	$ 18.98	$ 7.34
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 2,845	$ 235,533	$ 823,094	$ 746,409
(2) Investment in affiliates at cost	$ —	$ 18,953	$ 62,651	$ —
(3) Foreign currency at cost	$ —	$ —	$ 103	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
23

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$ 1,993	$ 7,076	$ 186	$ 7,056
Dividends from affiliates	—	—	278	—
Foreign taxes withheld	(58)	(300)	—	—
Total investment income	1,935	6,776	464	7,056
Expenses
Investment advisory fees	392	1,485	— (1)	1,386
Distribution and service fees, Class A	31	24	13	121
Distribution and service fees, Class C	10	18	1	17
Administration and accounting fees	66	182	13	192
Transfer agent fees and expenses	27	76	5	84
Sub-transfer agent fees and expenses, Class A	13	192	5	75
Sub-transfer agent fees and expenses, Class C	1	1	— (2)	2
Sub-transfer agent fees and expenses, Class I	13	112	4	122
Custodian fees	1	2	— (2)	— (2)
Printing fees and expenses	5	15	4	20
Professional fees	15	19	9	19
Interest expense and/or commitment fees	— (2)	2	— (2)	1
Registration fees	25	36	22	29
Trustees’ fees and expenses	4	14	1	16
Miscellaneous expenses	6	16	3	18
Total expenses	609	2,194	80	2,102
Less net expenses reimbursed and/or waived by investment adviser(3)	(15)	(303)	(43)	(88)
Net expenses	594	1,891	37	2,014
Net investment income (loss)	1,341	4,885	427	5,042
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,192)	(9,335)	164	16,461
Investments in affiliates	—	—	238	—
Foreign currency transactions	12	(37)	—	—
Capital gains received from investments in affiliates	—	—	39	—
Net change in unrealized appreciation (depreciation) on:
Investments	11,442	49,925	(83)	26,303
Investments in affiliates	—	—	1,022	—
Foreign currency transactions	2	6	—	—
Net realized and unrealized gain (loss) on investments	10,264	40,559	1,380	42,764
Net increase (decrease) in net assets resulting from operations	$11,605	$45,444	$1,807	$47,806

(1)	The Adviser does not charge an advisory fee.
(2)	Amount is less than $500 (not in thousands).
(3)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
24

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Investment Income
Dividends	$ 32	$ 2,802	$ 6,621	$ 5,601
Dividends from affiliates	—	—	899	—
Securities lending, net of fees	—	—	—	3
Foreign taxes withheld	(3)	(226)	(501)	(676)
Total investment income	29	2,576	7,019	4,928
Expenses
Investment advisory fees	14	1,667	4,392	4,653
Distribution and service fees, Class A	— (1)	38	54	175
Distribution and service fees, Class C	— (1)	20	88	69
Administration and accounting fees	5	146	502	481
Transfer agent fees and expenses	1	60	210	208
Sub-transfer agent fees and expenses, Class A	— (1)	17	24	136
Sub-transfer agent fees and expenses, Class C	—	1	10	10
Sub-transfer agent fees and expenses, Class I	— (1)	120	390	381
Custodian fees	1	9	19	66
Printing fees and expenses	3	14	48	69
Professional fees	15	19	71	40
Interest expense and/or commitment fees	— (1)	1	4	106
Registration fees	14	29	42	37
Trustees’ fees and expenses	— (1)	11	43	61
Miscellaneous expenses	4	15	38	74
Total expenses	57	2,167	5,935	6,566
Less net expenses reimbursed and/or waived by investment adviser(2)	(39)	(19)	—	(289)
Plus net expenses recaptured(2)	—	—	27	—
Net expenses	18	2,148	5,962	6,277
Net investment income (loss)	11	428	1,057	(1,349)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	12	57	(55,334)	21,878
Investments in affiliates	—	—	2,949	—
Foreign currency transactions	— (1)	(5)	25	(1,021)
Foreign capital gains tax	(2)	1	—	(4,364)
Net change in unrealized appreciation (depreciation) on:
Investments	280	43,087	143,172	(15,417)
Investments in affiliates	—	(592)	23,972	—
Foreign currency transactions	— (1)	(17)	26	27
Foreign capital gains tax	(4)	(1,774)	—	972
Net realized and unrealized gain (loss) on investments	286	40,757	114,810	2,075
Net increase (decrease) in net assets resulting from operations	$297	$41,185	$115,867	$ 726

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
25

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,341	$ 1,613	$ 4,885	$ 7,745
Net realized gain (loss)	(1,180)	1,386	(9,372)	(34,563)
Net change in unrealized appreciation (depreciation)	11,444	(3,690)	49,931	37,943
Increase (decrease) in net assets resulting from operations	11,605	(691)	45,444	11,125
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(378)	(3,249)	(352)	(132)
Class C	(21)	(337)	(38)	—
Class I	(376)	(3,941)	(4,230)	(2,017)
Class R6	(1,580)	(1,080)	(3,655)	(1,101)
Total dividends and distributions to shareholders	(2,355)	(8,607)	(8,275)	(3,250)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,472)	(1,045)	551	(3,655)
Class C	(742)	(1,009)	(772)	(1,207)
Class I	(9,106)	(2,152)	(30,578)	(69,564)
Class R6	80,084	12	67,634	3,665
Increase (decrease) in net assets from capital transactions	67,764	(4,194)	36,835	(70,761)
Net increase (decrease) in net assets	77,014	(13,492)	74,004	(62,886)
Net Assets
Beginning of period	63,874	77,366	307,599	370,485
End of Period	$ 140,888	$ 63,874	$ 381,603	$ 307,599
See Notes to Financial Statements
26

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps Real Asset Fund		Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 427	$ 292	$ 5,042	$ 8,205
Net realized gain (loss)	441	1,010	16,461	33,738
Net change in unrealized appreciation (depreciation)	939	(157)	26,303	(38,013)
Increase (decrease) in net assets resulting from operations	1,807	1,145	47,806	3,930
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(214)	(125)	(10,523)	(11,213)
Class C	(1)	(1)	(347)	(390)
Class I	(160)	(112)	(17,959)	(18,652)
Class R6	(25)	(2)	(11,580)	(11,535)
Total dividends and distributions to shareholders	(400)	(240)	(40,409)	(41,790)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(859)	(1,345)	1,263	(2,346)
Class C	(139)	(491)	162	(624)
Class I	16	(3,699)	(13,250)	(8,891)
Class R6	(121)	1,094	14,771	12,218
Increase (decrease) in net assets from capital transactions	(1,103)	(4,441)	2,946	357
Net increase (decrease) in net assets	304	(3,536)	10,343	(37,503)
Net Assets
Beginning of period	18,146	21,682	356,026	393,529
End of Period	$ 18,450	$ 18,146	$ 366,369	$ 356,026
See Notes to Financial Statements
27

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 11	$ 45	$ 428	$ 3,635
Net realized gain (loss)	10	(160)	53	(10,419)
Net change in unrealized appreciation (depreciation)	276	478	40,704	44,804
Increase (decrease) in net assets resulting from operations	297	363	41,185	38,020
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2)	(1)	—	—
Class C	(1)	—	—	—
Class I	(4)	(1)	—	—
Class R6	(58)	(26)	—	—
Total dividends and distributions to shareholders	(65)	(28)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	23	2	(2,258)	(6,379)
Class C	— (1)	—	(16)	1,757
Class I	2	49	(3,689)	(1,689)
Class R6	(147)	(132)	(206)	392
Increase (decrease) in net assets from capital transactions	(122)	(81)	(6,169)	(5,919)
Net increase (decrease) in net assets	110	254	35,016	32,101
Net Assets
Beginning of period	2,675	2,421	262,619	230,518
End of Period	$ 2,785	$ 2,675	$ 297,635	$ 262,619

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
28

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund		SGA Emerging Markets Equity Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,057	$ 13,492	$ (1,349)	$ 16,891
Net realized gain (loss)	(52,360)	(115,053)	16,493	(186,532)
Net change in unrealized appreciation (depreciation)	167,170	360,961	(14,418)	186,445
Increase (decrease) in net assets resulting from operations	115,867	259,400	726	16,804
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,314)	(11,929)	(28,164)	(41,226)
Class C	(2,765)	(5,143)	(6,376)	(14,475)
Class I	(42,506)	(342,246)	(349,976)	(643,258)
Class R6	(1,978)	(23,664)	(14,901)	(57,081)
Increase (decrease) in net assets from capital transactions	(50,563)	(382,982)	(399,417)	(756,040)
Net increase (decrease) in net assets	65,304	(123,582)	(398,691)	(739,236)
Net Assets
Beginning of period	945,897	1,069,479	1,157,368	1,896,604
End of Period	$ 1,011,201	$ 945,897	$ 758,677	$ 1,157,368
See Notes to Financial Statements
29

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/23 to 3/31/24(6)	$12.37	0.12	—	1.30	1.42	(0.09)	(0.11)	(0.20)	—	1.22	$13.59	11.48%	$ 24,620	1.26%	1.26%	1.89%	28%
10/1/22 to 9/30/23	14.16	0.27	—	(0.46)	(0.19)	(0.30)	(1.30)	(1.60)	—	(1.79)	12.37	(2.40)	24,716	1.29	1.29	1.93	26
10/1/21 to 9/30/22	16.17	0.18	—	(1.20)	(1.02)	(0.15)	(0.84)	(0.99)	—	(2.01)	14.16	(7.07)	29,344	1.27 (7)	1.27	1.12	37
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
Class C
10/1/23 to 3/31/24(6)	$12.36	0.07	—	1.30	1.37	(0.03)	(0.11)	(0.14)	—	1.23	$13.59	11.06%	$ 1,669	2.04%	2.04%	1.09%	28%
10/1/22 to 9/30/23	14.14	0.16	—	(0.46)	(0.30)	(0.18)	(1.30)	(1.48)	—	(1.78)	12.36	(3.17)	2,221	2.07	2.07	1.11	26
10/1/21 to 9/30/22	16.14	0.05	—	(1.20)	(1.15)	(0.01)	(0.84)	(0.85)	—	(2.00)	14.14	(7.78)	3,544	2.04 (7)	2.04	0.32	37
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
Class I
10/1/23 to 3/31/24(6)	$12.37	0.14	—	1.30	1.44	(0.10)	(0.11)	(0.21)	—	1.23	$13.60	11.66%	$ 21,781	1.00%	1.00%	2.13%	28%
10/1/22 to 9/30/23	14.16	0.31	—	(0.47)	(0.16)	(0.33)	(1.30)	(1.63)	—	(1.79)	12.37	(2.17)	28,472	1.04	1.04	2.19	26
10/1/21 to 9/30/22	16.17	0.22	—	(1.21)	(0.99)	(0.18)	(0.84)	(1.02)	—	(2.01)	14.16	(6.84)	34,847	1.03 (7)	1.03	1.36	37
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
Class R6
10/1/23 to 3/31/24(6)	$12.39	0.16	—	1.29	1.45	(0.13)	(0.11)	(0.24)	—	1.21	$13.60	11.72%	$ 92,818	0.85%	0.89%	2.41%	28%
10/1/22 to 9/30/23	14.18	0.34	—	(0.47)	(0.13)	(0.36)	(1.30)	(1.66)	—	(1.79)	12.39	(1.96)	8,465	0.84	0.94	2.39	26
10/1/21 to 9/30/22	16.20	0.25	—	(1.22)	(0.97)	(0.21)	(0.84)	(1.05)	—	(2.02)	14.18	(6.74)	9,631	0.87 (7)	0.93	1.53	37
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (8)	0.93	2.02	30

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/23 to 3/31/24(6)	$29.48	0.38	—	3.66	4.04	(0.57)	—	(0.57)	—	3.47	$32.95	13.74%	$ 20,662	1.40%	3.28%	2.44%	21%
10/1/22 to 9/30/23	29.09	0.60	—	(0.02)	0.58	(0.19)	—	(0.19)	—	0.39	29.48	1.97	17,965	1.39	3.14	1.93	29
10/1/21 to 9/30/22	39.17	0.47	—	(9.38)	(8.91)	(0.47)	(0.70)	(1.17)	—	(10.08)	29.09	(23.66)	21,145	1.41 (7)	2.51	1.23	17
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
30

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class C
10/1/23 to 3/31/24(6)	$27.62	0.24	—	3.43	3.67	(0.31)	—	(0.31)	—	3.36	$30.98	13.29%	$ 3,222	2.15%	2.18%	1.66%	21%
10/1/22 to 9/30/23	27.28	0.34	—	—	0.34	—	—	—	—	0.34	27.62	1.25	3,588	2.14	2.17	1.15	29
10/1/21 to 9/30/22	36.81	0.20	—	(8.86)	(8.66)	(0.17)	(0.70)	(0.87)	—	(9.53)	27.28	(24.25)	4,671	2.16 (7)(9)	2.15	0.56	17
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
Class I
10/1/23 to 3/31/24(6)	$28.59	0.40	—	3.55	3.95	(0.63)	—	(0.63)	—	3.32	$31.91	13.85%	$ 198,155	1.15%	1.17%	2.66%	21%
10/1/22 to 9/30/23	28.19	0.65	—	—	0.65	(0.25)	—	(0.25)	—	0.40	28.59	2.26	206,071	1.14	1.16	2.15	29
10/1/21 to 9/30/22	38.04	0.55	—	(9.09)	(8.54)	(0.61)	(0.70)	(1.31)	—	(9.85)	28.19	(23.48)	269,095	1.16 (7)(9)	1.16	1.48	17
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (9)	1.14	1.29	17
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
Class R6
10/1/23 to 3/31/24(6)	$28.68	0.48	—	3.53	4.01	(0.85)	—	(0.85)	—	3.16	$31.84	14.02%	$ 159,564	0.89%	1.06%	3.11%	21%
10/1/22 to 9/30/23	28.37	0.76	—	(0.04)	0.72	(0.41)	—	(0.41)	—	0.31	28.68	2.50	79,975	0.88	1.05	2.49	29
10/1/21 to 9/30/22	38.26	0.64	—	(9.13)	(8.49)	(0.70)	(0.70)	(1.40)	—	(9.89)	28.37	(23.27)	75,574	0.91 (7)	1.05	1.74	17
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (8)	1.08	1.75	31

Duff & Phelps Real Asset Fund
Class A
10/1/23 to 3/31/24(6)	$12.44	0.30	0.03	0.95	1.28	(0.27)	—	(0.27)	—	1.01	$13.45	10.40%	$ 10,260	0.50%	0.98%	4.62% (10)	3%
10/1/22 to 9/30/23	12.00	0.16	0.26	0.16	0.58	(0.14)	—	(0.14)	—	0.44	12.44	4.77	10,323	0.60 (8)	0.92	1.28	10
10/1/21 to 9/30/22	12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	(0.10)	—	(0.55)	12.00	(3.64)	11,226	0.81 (7)	0.81	0.99	17
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (7)	0.85	0.19	14
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (7)	1.05	2.57	75
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
Class C
10/1/23 to 3/31/24(6)	$12.48	0.23	0.03	0.97	1.23	(0.06)	—	(0.06)	—	1.17	$13.65	9.90%	$ 244	1.25%	1.85%	3.61% (10)	3%
10/1/22 to 9/30/23	12.03	0.16	0.27	0.05	0.48	(0.03)	—	(0.03)	—	0.45	12.48	3.95	358	1.36 (8)	1.72	1.24	10
10/1/21 to 9/30/22	12.64	(0.11)	0.02	(0.45)	(0.54)	(0.07)	—	(0.07)	—	(0.61)	12.03	(4.28)	812	1.57 (7)	1.57	(0.82)	17
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (7)	1.68	(0.33)	14
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (7)	1.74	2.85	75
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
31

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Real Asset Fund (Continued)
Class I
10/1/23 to 3/31/24(6)	$12.44	0.31	0.03	0.96	1.30	(0.31)	—	(0.31)	—	0.99	$13.43	10.53%	$ 6,825	0.25%	0.73%	4.92% (10)	3%
10/1/22 to 9/30/23	12.00	0.21	0.26	0.13	0.60	(0.16)	—	(0.16)	—	0.44	12.44	4.96	6,304	0.36 (8)	0.68	1.62	10
10/1/21 to 9/30/22	12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	(0.11)	—	(0.52)	12.00	(3.35)	9,553	0.57 (7)	0.57	1.12	17
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (7)	0.60	0.46	14
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (7)	0.72	4.52	75
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
Class R6
10/1/23 to 3/31/24(6)	$12.42	0.31	0.03	0.96	1.30	(0.33)	—	(0.33)	—	0.97	$13.39	10.54%	$ 1,121	0.20%	0.62%	4.87% (10)	3%
10/1/22 to 9/30/23	12.02	0.16	0.26	0.20	0.62	(0.22)	—	(0.22)	—	0.40	12.42	5.13	1,161	0.20	0.56	1.24	10
1/31/22 (11) to 9/30/22	13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	(1.20)	12.02	(9.08)	91	0.22 (7)	0.54	(1.57)	17

Duff & Phelps Real Estate Securities Fund
Class A
10/1/23 to 3/31/24(6)	$17.78	0.22	—	2.23	2.45	(0.20)	(1.87)	(2.07)	—	0.38	$18.16	13.75%	$ 97,721	1.36%	1.36%	2.48%	19%
10/1/22 to 9/30/23	19.83	0.36	—	(0.26)	0.10	(0.33)	(1.82)	(2.15)	—	(2.05)	17.78	0.14	94,402	1.35	1.35	1.85	29
10/1/21 to 9/30/22	24.94	0.18	—	(4.16)	(3.98)	(0.24)	(0.89)	(1.13)	—	(5.11)	19.83	(17.05)	107,081	1.34 (7)	1.34	0.73	14
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
10/1/18 to 9/30/19	26.76	0.37	—	3.34	3.71	(0.42)	(3.72)	(4.14)	—	(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
Class C
10/1/23 to 3/31/24(6)	$17.77	0.16	—	2.23	2.39	(0.14)	(1.87)	(2.01)	—	0.38	$18.15	13.38%	$ 3,422	2.08%	2.08%	1.79%	19%
10/1/22 to 9/30/23	19.81	0.21	—	(0.25)	(0.04)	(0.18)	(1.82)	(2.00)	—	(2.04)	17.77	(0.59)	3,196	2.07	2.07	1.09	29
10/1/21 to 9/30/22	24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	(0.89)	(0.95)	—	(5.09)	19.81	(17.64)	4,181	2.06 (7)	2.06	(0.03)	14
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
10/1/18 to 9/30/19	26.69	0.19	—	3.32	3.51	(0.22)	(3.72)	(3.94)	—	(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
Class I
10/1/23 to 3/31/24(6)	$17.70	0.24	—	2.22	2.46	(0.22)	(1.87)	(2.09)	—	0.37	$18.07	13.88%	$ 149,564	1.10%	1.10%	2.68%	19%
10/1/22 to 9/30/23	19.76	0.40	—	(0.27)	0.13	(0.37)	(1.82)	(2.19)	—	(2.06)	17.70	0.33	159,616	1.11	1.11	2.07	29
10/1/21 to 9/30/22	24.85	0.25	—	(4.14)	(3.89)	(0.31)	(0.89)	(1.20)	—	(5.09)	19.76	(16.80)	184,709	1.09 (7)	1.09	0.98	14
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
10/1/18 to 9/30/19	26.71	0.44	—	3.34	3.78	(0.49)	(3.72)	(4.21)	—	(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
Class R6
10/1/23 to 3/31/24(6)	$17.79	0.28	—	2.23	2.51	(0.25)	(1.87)	(2.12)	—	0.39	$18.18	14.12%	$ 115,662	0.79%	0.95%	3.06%	19%
10/1/22 to 9/30/23	19.85	0.47	—	(0.27)	0.20	(0.44)	(1.82)	(2.26)	—	(2.06)	17.79	0.68	98,812	0.78	0.95	2.43	29
10/1/21 to 9/30/22	24.96	0.31	—	(4.16)	(3.85)	(0.37)	(0.89)	(1.26)	—	(5.11)	19.85	(16.57)	97,558	0.80 (7)	0.95	1.21	14
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40
10/1/18 to 9/30/19	26.72	0.51	—	3.32	3.83	(0.53)	(3.72)	(4.25)	—	(0.42)	26.30	17.94	38,915	0.87 (8)	0.95	2.11	30
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
32

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Developing Markets Fund
Class A
10/1/23 to 3/31/24(6)	$ 7.67	0.02	—	0.82	0.84	(0.17)	—	(0.17)	—	0.67	$ 8.34	11.04%	$ 130	1.50%	4.30%	0.56%	9%
10/1/22 to 9/30/23	6.75	0.11	—	0.87	0.98	(0.06)	—	(0.06)	—	0.92	7.67	14.56	98	1.52 (8)	4.24	1.38	27
10/1/21 to 9/30/22	9.63	0.04	—	(2.87)	(2.83)	(0.01)	(0.04)	(0.05)	—	(2.88)	6.75	(29.56)	85	1.56 (7)	4.83	0.53	16
6/22/21 (11) to 9/30/21	10.00	— (12)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (13)
Class C
10/1/23 to 3/31/24(6)	$ 7.61	(0.01)	—	0.81	0.80	(0.11)	—	(0.11)	—	0.69	$ 8.30	10.59%	$ 83	2.25%	5.00%	(0.14) %	9%
10/1/22 to 9/30/23	6.69	0.05	—	0.87	0.92	—	—	—	—	0.92	7.61	13.75	76	2.27 (8)	4.95	0.63	27
10/1/21 to 9/30/22	9.61	(0.02)	—	(2.86)	(2.88)	—	(0.04)	(0.04)	—	(2.92)	6.69	(30.11)	67	2.31 (7)	5.56	(0.25)	16
6/22/21 (11) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (13)
Class I
10/1/23 to 3/31/24(6)	$ 7.67	0.03	—	0.82	0.85	(0.19)	—	(0.19)	—	0.66	$ 8.33	11.22%	$ 157	1.25%	4.06%	0.86%	9%
10/1/22 to 9/30/23	6.77	0.13	—	0.87	1.00	(0.10)	—	(0.10)	—	0.90	7.67	14.76	143	1.26 (8)	4.00	1.68	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.38)	80	1.31 (7)	4.53	0.78	16
6/22/21 (11) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (13)
Class R6
10/1/23 to 3/31/24(6)	$ 7.70	0.04	—	0.81	0.85	(0.19)	—	(0.19)	—	0.66	$ 8.36	11.15%	$ 2,415	1.20%	3.98%	0.92%	9%
10/1/22 to 9/30/23	6.77	0.13	—	0.88	1.01	(0.08)	—	(0.08)	—	0.93	7.70	14.97	2,358	1.21 (8)	3.92	1.67	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.37)	2,189	1.23 (7)	4.53	0.89	16
6/22/21 (11) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (13)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/23 to 3/31/24(6)	$13.12	— (12)	—	2.09	2.09	—	—	—	—	2.09	$15.21	15.93%	$ 32,102	1.79% (14)	1.79%	0.06%	10%
10/1/22 to 9/30/23	11.24	0.15	—	1.73	1.88	—	—	—	—	1.88	13.12	16.73	29,963	1.78	1.79	1.17	17
10/1/21 to 9/30/22	17.61	0.05	—	(5.10)	(5.05)	(0.33)	(0.99)	(1.32)	—	(6.37)	11.24	(30.74)	31,637	1.81 (7)(8)(9)(14)	1.80	0.32	24
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (9)(14)	1.81	(0.11)	19
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
Class C
10/1/23 to 3/31/24(6)	$12.85	(0.05)	—	2.04	1.99	—	—	—	—	1.99	$14.84	15.49%	$ 4,368	2.53% (14)	2.49%	(0.68) %	10%
10/1/22 to 9/30/23	11.09	0.07	—	1.69	1.76	—	—	—	—	1.76	12.85	15.87	3,803	2.52	2.51	0.52	17
10/1/21 to 9/30/22	17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	(0.99)	(1.21)	—	(6.32)	11.09	(31.27)	1,589	2.56 (7)(8)	2.62	(0.34)	24
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (9)(14)	2.54	(0.79)	19
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
33

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Emerging Markets Small-Cap Fund (Continued)
Class I
10/1/23 to 3/31/24(6)	$13.23	0.03	—	2.10	2.13	—	—	—	—	2.13	$15.36	16.18%	$ 259,426	1.50%	1.52%	0.35%	10%
10/1/22 to 9/30/23	11.31	0.19	—	1.73	1.92	—	—	—	—	1.92	13.23	16.98	227,178	1.49	1.51	1.47	17
10/1/21 to 9/30/22	17.72	0.09	—	(5.12)	(5.03)	(0.39)	(0.99)	(1.38)	—	(6.41)	11.31	(30.49)	196,191	1.51 (7)(8)	1.55	0.61	24
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (9)(14)	1.51	0.26	19
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
Class R6
10/1/23 to 3/31/24(6)	$13.23	0.03	—	2.11	2.14	—	—	—	—	2.14	$15.37	16.25%	$ 1,739	1.40%	1.42%	0.46%	10%
10/1/22 to 9/30/23	11.30	0.20	—	1.73	1.93	—	—	—	—	1.93	13.23	17.08	1,675	1.39	1.42	1.58	17
10/1/21 to 9/30/22	17.74	0.13	—	(5.14)	(5.01)	(0.44)	(0.99)	(1.43)	—	(6.44)	11.30	(30.43)	1,101	1.41 (7)(8)	1.45	0.96	24
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (9)(14)	1.41	0.72	19
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47
8/1/19 (11) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (7)	1.62	1.44	44 (13)

KAR International Small-Mid Cap Fund
Class A
10/1/23 to 3/31/24(6)	$15.93	— (12)	—	2.01	2.01	—	—	—	—	2.01	$17.94	12.62%	$ 43,813	1.45%	1.46%	(0.01) %	7%
10/1/22 to 9/30/23	12.53	0.16	—	3.24	3.40	—	—	—	—	3.40	15.93	27.13	41,974	1.45	1.45	1.04	16
10/1/21 to 9/30/22	24.72	0.11	—	(10.47)	(10.36)	(0.44)	(1.39)	(1.83)	—	(12.19)	12.53	(45.16)	42,670	1.44 (7)(9)	1.44	0.55	21
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (12)	5.57	24.72	30.29 (15)	100,353	1.53 (8)(9)	1.53	0.18	23
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (9)	1.56	0.13	48
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	(0.11)	(0.17)	— (12)	(0.20)	16.95	(0.05) (15)	70,958	1.55 (9)	1.55	2.66	30
Class C
10/1/23 to 3/31/24(6)	$15.47	(0.06)	—	1.95	1.89	—	—	—	—	1.89	$17.36	12.22%	$ 17,102	2.20%	2.22%	(0.75) %	7%
10/1/22 to 9/30/23	12.26	0.05	—	3.16	3.21	—	—	—	—	3.21	15.47	26.18	17,814	2.20	2.21	0.30	16
10/1/21 to 9/30/22	24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	(1.39)	(1.66)	—	(11.97)	12.26	(45.57)	18,430	2.20 (7)(9)	2.20	(0.18)	21
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (12)	5.45	24.23	29.43 (15)	42,388	2.25 (8)	2.25	(0.55)	23
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (9)	2.27	(0.65)	48
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	(0.11)	(0.11)	— (12)	(0.25)	16.64	(0.78) (15)	37,210	2.29 (9)	2.29	1.93	30
Class I
10/1/23 to 3/31/24(6)	$16.04	0.02	—	2.03	2.05	—	—	—	—	2.05	$18.09	12.78%	$ 865,945	1.20% (14)	1.19%	0.24%	7%
10/1/22 to 9/30/23	12.58	0.21	—	3.25	3.46	—	—	—	—	3.46	16.04	27.50	809,503	1.20	1.20	1.31	16
10/1/21 to 9/30/22	24.86	0.15	—	(10.51)	(10.36)	(0.53)	(1.39)	(1.92)	—	(12.28)	12.58	(45.04)	927,917	1.19 (7)(9)	1.19	0.76	21
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (12)	5.61	24.86	30.69 (15)	2,685,996	1.24 (8)(9)	1.24	0.49	23
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (9)	1.28	0.35	48
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	(0.11)	(0.22)	— (12)	(0.21)	17.03	0.18 (15)	1,372,552	1.30 (9)	1.30	2.96	30
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
34

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR International Small-Mid Cap Fund (Continued)
Class R6
10/1/23 to 3/31/24(6)	$16.08	0.03	—	2.03	2.06	—	—	—	—	2.06	$18.14	12.81%	$ 84,341	1.10%	1.10%	0.34%	7%
10/1/22 to 9/30/23	12.60	0.22	—	3.26	3.48	—	—	—	—	3.48	16.08	27.62	76,606	1.09	1.09	1.38	16
10/1/21 to 9/30/22	24.89	0.17	—	(10.52)	(10.35)	(0.55)	(1.39)	(1.94)	—	(12.29)	12.60	(44.97)	80,462	1.09 (7)(9)	1.09	0.86	21
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (12)	5.62	24.89	30.82 (15)	277,279	1.15 (8)(9)	1.15	0.65	23
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (9)	1.18	0.65	48
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	(0.11)	(0.23)	— (12)	(0.21)	17.05	0.24 (15)	40,866	1.19 (9)	1.19	2.60	30

SGA Emerging Markets Equity Fund
Class A
10/1/23 to 3/31/24(6)	$ 7.00	(0.02)	—	(0.04)	(0.06)	—	—	—	—	(0.06)	$ 6.94	(0.86) %	$ 123,407	1.60% (8)(16)	1.69%	(0.53) %	100% (17)
10/1/22 to 9/30/23	7.05	0.05	—	(0.10)	(0.05)	—	—	—	—	(0.05)	7.00	(0.71)	152,257	1.58	1.59	0.72	52
10/1/21 to 9/30/22	11.91	0.02	—	(2.55)	(2.53)	(0.10)	(2.23)	(2.33)	—	(4.86)	7.05	(26.30)	193,151	1.58 (7)	1.58	0.18	54
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
10/1/18 to 9/30/19	10.44	0.12	—	0.42	0.54	(0.06)	(0.27)	(0.33)	—	0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
Class C
10/1/23 to 3/31/24(6)	$ 6.59	(0.04)	—	(0.04)	(0.08)	—	—	—	—	(0.08)	$ 6.51	(1.21) %	$ 10,776	2.32% (8)(16)	2.39%	(1.27) %	100% (17)
10/1/22 to 9/30/23	6.68	— (12)	—	(0.09)	(0.09)	—	—	—	—	(0.09)	6.59	(1.35)	17,208	2.27	2.28	(0.03)	52
10/1/21 to 9/30/22	11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	(2.23)	(2.31)	—	(4.78)	6.68	(26.85)	31,378	2.28 (7)	2.28	(0.55)	54
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
10/1/18 to 9/30/19	10.08	0.04	—	0.42	0.46	—	(0.27)	(0.27)	—	0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
Class I
10/1/23 to 3/31/24(6)	$ 7.37	(0.01)	—	(0.04)	(0.05)	—	—	—	—	(0.05)	$ 7.32	(0.68) %	$ 593,913	1.30% (8)(16)	1.34%	(0.24) %	100% (17)
10/1/22 to 9/30/23	7.40	0.08	—	(0.11)	(0.03)	—	—	—	—	(0.03)	7.37	(0.41)	942,601	1.24	1.25	1.04	52
10/1/21 to 9/30/22	12.35	0.04	—	(2.65)	(2.61)	(0.11)	(2.23)	(2.34)	—	(4.95)	7.40	(26.00)	1,572,456	1.24 (7)	1.24	0.46	54
10/1/20 to 9/30/21	11.41	— (12)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
10/1/18 to 9/30/19	10.82	0.17	—	0.42	0.59	(0.11)	(0.27)	(0.38)	—	0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
Class R6
10/1/23 to 3/31/24(6)	$ 7.44	— (12)	—	(0.04)	(0.04)	—	—	—	—	(0.04)	$ 7.40	(0.54) %	$ 30,581	1.00% (16)	1.25%	0.06%	100% (17)
10/1/22 to 9/30/23	7.45	0.10	—	(0.11)	(0.01)	—	—	—	—	(0.01)	7.44	(0.13)	45,302	0.97	1.16	1.30	52
10/1/21 to 9/30/22	12.40	0.07	—	(2.67)	(2.60)	(0.12)	(2.23)	(2.35)	—	(4.95)	7.45	(25.82)	99,619	1.00 (7)	1.16	0.74	54
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55
10/1/18 to 9/30/19	10.82	0.19	—	0.42	0.61	(0.12)	(0.27)	(0.39)	—	0.22	11.04	6.11	119,946	1.03 (8)	1.13	1.80	30

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
See Notes to Financial Statements
35

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	The share class is currently under its expense limitation.
(10)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(11)	Inception date.
(12)	Amount is less than $0.005 per share.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	See Note 3D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(15)	Payment from affiliate had no impact on total return.
(16)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2024, were 1.58% (Class A), 2.30% (Class C), 1.28% (Class I) and 0.98% (Class R6).
(17)	The Fund’s portfolio turnover rate increased substantially during the period due to a change in the Fund’s subadviser and associated repositioning.
See Notes to Financial Statements
36

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 18 funds of the Trust are offered for sale, of which 8 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Real Asset Fund and KAR Developing Markets Fund are diversified.
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income.
Duff & Phelps Global Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps Real Asset Fund	Long-term capital appreciation.
Duff & Phelps Real Estate Securities Fund	Capital appreciation and income with approximately equal emphasis.
KAR Developing Markets Fund	Capital appreciation.
KAR Emerging Markets Small-Cap Fund	Capital appreciation.
KAR International Small-Mid Cap Fund	Capital appreciation.
SGA Emerging Markets Equity Fund	Capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I Shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
37

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as
38

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of March 31, 2024 none of the Funds were lending under the agreement with BNYM.
39

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
KAR Developing Markets Fund	1.00%	0.95%
KAR Emerging Markets Small-Cap Fund	1.20	1.15
SGA Emerging Markets Equity Fund	1.00	0.95

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65

	First $3 Billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
KAR Developing Markets Fund	KAR(2)
KAR Emerging Markets Small-Cap Fund	KAR(2)
KAR International Small-Mid Cap Fund	KAR(2)
SGA Emerging Markets Equity Fund	SGA(3)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus. Prior to March 8, 2024, Vontobel Asset Management, Inc., was the subadviser to the Fund.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

40

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	1.15%	0.89
Duff & Phelps Real Asset Fund	0.50	1.25	0.25	0.20
Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	0.79
KAR Developing Markets Fund	1.50	2.25	1.25	1.20
KAR Emerging Markets Small-Cap Fund	1.79	2.53	1.50	1.40
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
SGA Emerging Markets Equity Fund	1.48 (1)	2.23 (1)	1.23 (1)	0.98
(1)	Effective December 27, 2023.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2024	2025	2026	2027	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 3	$ 7	$ 9	$ 15	$ 34
Duff & Phelps Global Real Estate Securities Fund
Class A	153	303	366	183	1,005
Class C	1	— (1)	2	1	4
Class I	5	58	45	17	125
Class R6	49	137	131	102	419
Duff & Phelps Real Asset Fund
Class A	—	—	37	24	61
Class C	—	—	2	1	3
Class I	—	—	27	16	43
Class R6	—	— (1)	2	2	4
Duff & Phelps Real Estate Securities Fund
Class R6	104	204	175	88	571
KAR Developing Markets Fund
Class A	3	3	3	2	11
Class C	3	3	2	1	9
Class I	3	3	4	2	12
Class R6	80	81	65	34	260
KAR Emerging Markets Small-Cap Fund
Class A	—	—	— (1)	1	1
Class C	—	—	— (1)	—	— (1)
Class I	—	106	50	20	176
Class R6	—	— (1)	— (1)	— (1)	— (1)
KAR International Small-Mid Cap Fund
Class A	—	—	1	3	4
Class C	—	—	2	1	3
Class I	—	—	43	—	43
Class R6	—	—	—	1	1
SGA Emerging Markets Equity Fund
Class A	—	—	12	67	79
Class C	—	—	2	5	7
Class I	—	—	92	172	264
Class R6	166	226	153	45	590
(1)	Amount is less than $500 (not in thousands).
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
During the six months ended March 31, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Emerging Markets Small-Cap Fund	$ 1	$ 1	$ —	$—	$ 2
KAR International Small-Mid Cap Fund	—	—	31	1	32
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2024, it retained net commissions of $6 for Class A shares and CDSC of $—(3) and $1 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
(3) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2024, the Funds incurred administration fees totaling $1,443 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2024, the Funds incurred transfer agent fees totaling $646 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2024, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$ 84
Class C	10,000	83
Class I	10,000	83
Class R6	288,379	2,412
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
42

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the six months ended March 31, 2024, is as follows:
	Value, beginning of period	Purchases (2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds—73.9%
Equity Funds—70.2%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 4,357	$ 84	$ —	$ —	$ 426	$ 4,867	357,877	$ 46	$39
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	4,193	125	—	—	463	4,781	150,166	125	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,375	—	426	227	138	3,314	245,995	70	—
Fixed Income Fund—3.7%
Virtus Newfleet Senior Floating Rate Fund Class R6	991	38	360	11	(5)	675	77,156	37	—
Total	$12,916	$247	$786	$238	$1,022	$13,637		$278	$39
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the six months ended March 31, 2024, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—4.9%
Union Auction PCL	$ 9,472	$—	$—	$—	$(383)	$ 9,089	33,162,000	$—	$—
Vasta Platform Ltd.(4)	5,733	—	—	—	(209)	5,524	1,391,515	—	—
Total	$15,205	$—	$—	$—	$(592)	$14,613		$—	$—

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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—8.1%
Baltic Classifieds Group plc	$ 70,478	$ —	$ 2,759	$ 696	$13,319	$81,734	28,717,273	$320	$—
Brockhaus Technologies AG(4),(5)	12,933	8,289	22,143	(1,289)	7,657	—	—	—	—
Mortgage Advice Bureau Holdings Ltd.(5)	23,314	—	12,140	3,542	2,996	—	—	579	—
Total	$106,725	$8,289	$37,042	$ 2,949	$23,972	$81,734		$899	$—
Footnote Legend:
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2024, the Fund was the owner of record of 10% of the Virtus Duff & Phelps Select MLP and Energy Fund Class I and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Non-income producing.
(5)	Issuer is not an affiliated investment of the Fund at March 31, 2024.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2024.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2024, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 99,697	$ 33,163
Duff & Phelps Global Real Estate Securities Fund	101,469	71,182
Duff & Phelps Real Asset Fund	454	1,629
Duff & Phelps Real Estate Securities Fund	69,330	98,176
KAR Developing Markets Fund	254	339
KAR Emerging Markets Small-Cap Fund	26,705	31,310
KAR International Small-Mid Cap Fund	68,317	167,165
SGA Emerging Markets Equity Fund	921,912	1,327,529
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended March 31, 2024.
44

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	37	$ 479	101	$ 1,440	77	$ 2,388	144	$ 4,484
Reinvestment of distributions	26	355	220	3,038	7	240	3	101
Shares repurchased and cross class conversions	(250)	(3,306)	(395)	(5,523)	(66)	(2,077)	(265)	(8,240)
Net Increase / (Decrease)	(187)	$ (2,472)	(74)	$ (1,045)	18	$ 551	(118)	$ (3,655)
Class C
Shares sold and cross class conversions	1	$ 12	5	$ 71	6	$ 168	19	$ 553
Reinvestment of distributions	2	21	24	337	1	37	—	—
Shares repurchased and cross class conversions	(60)	(775)	(100)	(1,417)	(33)	(977)	(60)	(1,760)
Net Increase / (Decrease)	(57)	$ (742)	(71)	$ (1,009)	(26)	$ (772)	(41)	$ (1,207)
Class I
Shares sold and cross class conversions	98	$ 1,269	355	$ 5,052	580	$ 17,305	2,353	$ 71,017
Reinvestment of distributions	27	371	283	3,900	134	4,224	68	2,014
Shares repurchased and cross class conversions	(825)	(10,746)	(798)	(11,104)	(1,713)	(52,107)	(4,758)	(142,595)
Net Increase / (Decrease)	(700)	$ (9,106)	(160)	$ (2,152)	(999)	$ (30,578)	(2,337)	$ (69,564)
Class R6
Shares sold and cross class conversions	6,097	$ 79,504	62	$ 869	2,275	$ 69,141	437	$ 13,299
Reinvestment of distributions	117	1,580	78	1,080	115	3,624	36	1,091
Shares repurchased and cross class conversions	(74)	(1,000)	(136)	(1,937)	(167)	(5,131)	(349)	(10,725)
Net Increase / (Decrease)	6,140	$ 80,084	4	$ 12	2,223	$ 67,634	124	$ 3,665

	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	10	$ 137	31	$ 393	284	$ 5,180	547	$ 10,587
Reinvestment of distributions	15	191	9	113	555	10,116	583	10,848
Shares repurchased and cross class conversions	(92)	(1,187)	(145)	(1,851)	(768)	(14,033)	(1,218)	(23,781)
Net Increase / (Decrease)	(67)	$ (859)	(105)	$ (1,345)	71	$ 1,263	(88)	$ (2,346)
45

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	— (1)	$ 2	9	$ 114	13	$ 227	22	$ 437
Reinvestment of distributions	— (1)	1	— (1)	1	19	347	21	390
Shares repurchased and cross class conversions	(11)	(142)	(48)	(606)	(23)	(412)	(74)	(1,451)
Net Increase / (Decrease)	(11)	$ (139)	(39)	$ (491)	9	$ 162	(31)	$ (624)
Class I
Shares sold and cross class conversions	48	$ 604	52	$ 676	753	$ 13,578	2,253	$ 43,360
Reinvestment of distributions	12	156	9	110	965	17,501	983	18,212
Shares repurchased and cross class conversions	(59)	(744)	(351)	(4,485)	(2,461)	(44,329)	(3,567)	(70,463)
Net Increase / (Decrease)	1	$ 16	(290)	$ (3,699)	(743)	$ (13,250)	(331)	$ (8,891)
Class R6
Shares sold and cross class conversions	11	$ 136	87	$ 1,111	1,420	$ 26,028	1,614	$ 31,718
Reinvestment of distributions	2	23	—	—	633	11,558	618	11,509
Shares repurchased and cross class conversions	(22)	(280)	(1)	(17)	(1,244)	(22,815)	(1,591)	(31,009)
Net Increase / (Decrease)	(9)	$ (121)	86	$ 1,094	809	$ 14,771	641	$ 12,218

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3	$ 23	— (1)	$ 2	268	$ 3,874	869	$ 10,974
Reinvestment of distributions	— (1)	— (2)	— (1)	— (2)	—	—	—	—
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	—	—	(441)	(6,132)	(1,399)	(17,353)
Net Increase / (Decrease)	3	$ 23	— (1)	$ 2	(173)	$ (2,258)	(530)	$ (6,379)
Class C
Shares sold and cross class conversions	— (1)	$ —(2)	—	$ —	18	$ 261	211	$ 2,478
Shares repurchased and cross class conversions	—	—	—	—	(20)	(277)	(58)	(721)
Net Increase / (Decrease)	— (1)	$ —(2)	—	$ —	(2)	$ (16)	153	$ 1,757
Class I
Shares sold and cross class conversions	—	$ —	7	$ 50	2,038	$ 29,130	5,896	$ 74,697
Reinvestment of distributions	— (1)	2	— (1)	1	—	—	—	—
Shares repurchased and cross class conversions	—	—	(—) (1)	(2)	(2,319)	(32,819)	(6,080)	(76,386)
Net Increase / (Decrease)	— (1)	$ 2	7	$ 49	(281)	$ (3,689)	(184)	$ (1,689)
46

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	— (1)	$ 1	1	$ 4	— (1)	$ 3	32	$ 439
Reinvestment of distributions	1	7	1	4	—	—	—	—
Shares repurchased and cross class conversions	(19)	(155)	(19)	(140)	(13)	(209)	(3)	(47)
Net Increase / (Decrease)	(18)	$ (147)	(17)	$ (132)	(13)	$ (206)	29	$ 392

	KAR International Small-Mid Cap Fund				SGA Emerging Markets Equity Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	337	$ 5,844	479	$ 7,538	1,570	$ 11,075	4,343	$ 32,034
Shares repurchased and cross class conversions	(531)	(9,158)	(1,250)	(19,467)	(5,548)	(39,239)	(9,989)	(73,260)
Net Increase / (Decrease)	(194)	$ (3,314)	(771)	$ (11,929)	(3,978)	$ (28,164)	(5,646)	$ (41,226)
Class C
Shares sold and cross class conversions	12	$ 205	46	$ 708	63	$ 415	123	$ 862
Shares repurchased and cross class conversions	(179)	(2,970)	(398)	(5,851)	(1,020)	(6,791)	(2,207)	(15,337)
Net Increase / (Decrease)	(167)	$ (2,765)	(352)	$ (5,143)	(957)	$ (6,376)	(2,084)	$ (14,475)
Class I
Shares sold and cross class conversions	5,237	$ 90,160	14,579	$ 226,815	12,044	$ 89,832	46,301	$ 362,681
Shares repurchased and cross class conversions	(7,845)	(132,666)	(37,854)	(569,061)	(58,807)	(439,808)	(130,971)	(1,005,939)
Net Increase / (Decrease)	(2,608)	$ (42,506)	(23,275)	$ (342,246)	(46,763)	$ (349,976)	(84,670)	$ (643,258)
Class R6
Shares sold and cross class conversions	267	$ 4,558	1,046	$ 16,133	815	$ 6,157	3,652	$ 27,923
Shares repurchased and cross class conversions	(384)	(6,536)	(2,667)	(39,797)	(2,773)	(21,058)	(10,936)	(85,004)
Net Increase / (Decrease)	(117)	$ (1,978)	(1,621)	$ (23,664)	(1,958)	$ (14,901)	(7,284)	$ (57,081)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
47

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 6. 10% Shareholders
As of March 31, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	59%	1
Duff & Phelps Global Real Estate Securities Fund	49	3
Duff & Phelps Real Asset Fund	16	1
Duff & Phelps Real Estate Securities Fund	12	1
KAR Developing Markets Fund	81	1 *
KAR Emerging Markets Small-Cap Fund	66	4
KAR International Small-Mid Cap Fund	57	4
SGA Emerging Markets Equity Fund	43	1
*	Includes affiliated shareholder account(s).
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions,
48

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2024, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	45%
Duff & Phelps Global Infrastructure Fund	Industrials	31
KAR Developing Markets Fund	Industrials	26
KAR International Small-Mid Cap Fund	Communication Services	28
KAR Emerging Markets Small-Cap Fund	Industrials	27
SGA Emerging Markets Equity Fund	Consumer Staples	33
SGA Emerging Markets Equity Fund	Financials	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a scheduled termination date of July 6, 2024, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. At March 31, 2024, the Funds did not have outstanding borrowings.
49

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Global Real Estate Securities Fund	$ —(1)	$ 2,800	6.42%	1
SGA Emerging Markets Equity Fund	53	11,542	6.42	26
(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 133,468	$ 9,424	$ (2,992)	$ 6,432
Duff & Phelps Global Real Estate Securities Fund	335,716	39,873	—	39,873
Duff & Phelps Real Asset Fund	22,421	5,733	(9,760)	(4,027)
Duff & Phelps Real Estate Securities Fund	262,493	109,169	(8,804)	100,365
KAR Developing Markets Fund	2,847	464	(491)	(27)
KAR Emerging Markets Small-Cap Fund	254,843	77,636	(41,390)	36,246
KAR International Small-Mid Cap Fund	887,068	232,111	(143,691)	88,420
SGA Emerging Markets Equity Fund	752,888	49,936	(50,566)	(630)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps Global Real Estate Securities Fund	$ 3,885	$ 3,627
Duff & Phelps Real Asset Fund	12,815	1,922
KAR Developing Markets Fund	204	77
KAR Emerging Markets Small-Cap Fund	7,676	—
KAR International Small-Mid Cap Fund	185,278	70,346
SGA Emerging Markets Equity Fund	209,667	69,744
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
50

CONSIDERATION OF SUBADVISORY AGREEMENT FOR VIRTUS SGA EMERGING MARKETS EQUITY FUND (F/K/A VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND) (the “FUND”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of advisory and subadvisory agreements for the Trust. At a meeting held on November 13-15, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), approved the proposal to replace Vontobel Asset Management, Inc. with Sustainable Growth Advisers, LP (the “Subadviser”) as subadviser to the Fund and approved a new investment subadvisory agreement with the Subadviser (the “New Subadvisory Agreement”). In connection with the appointment of the Subadviser, the Board also considered and approved the name change from Virtus Vontobel Emerging Markets Opportunities Fund to Virtus SGA Emerging Markets Equity Fund. The Independent Trustees were separately advised by independent legal counsel throughout the process. Throughout the process, the Board also asked questions of and requested additional information from management.
In considering the approval of the New Subadvisory Agreement, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (“VIA”) as the Fund’s investment adviser and by the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the New Subadvisory Agreement would be in the best interests of the Fund and its shareholders.
The Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposals in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Approval
In making its determination with respect to the New Subadvisory Agreement, the Board considered various factors, including:
•	Nature, extent, and quality of the services to be provided. The Trustees received in advance of the meeting information provided by the Subadviser, in the form of an extensive questionnaire concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the New Subadvisory Agreement. In considering the approval of the New Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) the Subadviser’s brokerage and trading practices. The Board also took into account its knowledge of the Subadviser’s services and the quality of the performance of its duties with respect to other Virtus Funds. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Fund were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Fund.
•	Investment Performance. The Board considered the performance of the Virtus SGA Emerging Markets Growth Fund, which is a series of Virtus Equity Trust that is managed by the proposed Subadviser compared to the Fund. In this regard they noted that the Virtus SGA Emerging Markets Growth Fund had outperformed the Fund for the year-to-date, one-year and three-year periods ended September 30, 2023. The Board also noted that Virtus SGA Emerging Markets Growth Fund performed better than the Fund versus the Funds’ benchmark, MSCI Emerging Markets Index. The Board was satisfied with the proposed Subadviser’s performance.
•	Management Fees and Expenses. The Board noted that the Fund’s management fee was not expected to change, and the Fund has expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the Fund’s investment adviser had agreed to further limit the Fund’s total expenses through January 31, 2025 (subject to the same terms and conditions as the existing limitations), so that Class A shares would be limited to 1.48% of net assets, Class C shares would be limited to 2.23% of net assets, Class I shares would be limited to 1.23% of net assets, and Class R6 shares would be limited to 0.98% of net assets. The Board took into account that the Fund’s subadvisory fees are paid by the Adviser and not by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of the services to be provided by the Subadviser and all factors considered.
•	Profitability and Economies of Scale. In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the New Subadvisory Agreement would be paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund. The Board also noted that it had previously determined that the advisory fees paid to VIA were reasonable, and that as a result of the agreement to further reduce the Fund’s total expenses VIA would receive less under the Advisory Agreement than the amount previously reviewed. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. As a result, the expected profitability to the Subadviser of its relationship with the Fund was not a material factor in the Board’s
51

CONSIDERATION OF SUBADVISORY AGREEMENT FOR VIRTUS SGA EMERGING MARKETS EQUITY FUND (F/K/A VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND) (the “FUND”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Fund to be a material factor in its consideration at this time.
•	Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser and Subadviser, serves as the principal underwriter for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of the Adviser and Subadviser provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Fund, other than the fee to be earned under the New Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the New Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the New Subadvisory Agreement with respect to the Fund.
52

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, AND VIRTUS SGA EMERGING MARKETS EQUITY FUND (F/K/A VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND) (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”), with respect to each Fund and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund and Virtus Duff & Phelps Real Estate Securities Fund; and among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small Cap Fund and Virtus KAR International Small-Mid Cap Fund; and among the Trust, VIA (each of Duff & Phelps and KAR, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2023, and November 13-15, 2023 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. It was noted that while the Board approved renewal of the Advisory Agreement with respect to Virtus SGA Emerging Markets Equity Fund (f/k/a Virtus Vontobel Emerging Markets Opportunities Fund), it had separately approved terminating the subadvisory agreement applicable to that Fund and entering into a new subadvisory agreement with a different subadviser. Disclosure regarding the approval of the subadviser change for that Fund is provided elsewhere in this Report to Shareholders.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadviser(s); (b) VIA’s ability to
53

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, AND VIRTUS SGA EMERGING MARKETS EQUITY FUND (F/K/A VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND) (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s trading practices. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2023. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
54

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, AND VIRTUS SGA EMERGING MARKETS EQUITY FUND (F/K/A VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND) (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
Virtus Duff & Phelps Real Asset Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 10-year periods and outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus KAR Developing Markets Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the year-to-date and 1-year periods.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and underperformed its benchmark for the 3-year period.
Virtus KAR International Small-Mid Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period.
Virtus SGA Emerging Markets Equity Fund (f/k/a Virtus Vontobel Emerging Markets Opportunities Fund). The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus Duff & Phelps Real Asset Fund, the Board also considered that the Fund had changed its subadviser in February of 2020, and that therefore, some of the performance considered for that Fund was that of a prior subadviser. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Class A, C and I shares of Virtus SGA Emerging Markets Equity Fund. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
55

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, AND VIRTUS SGA EMERGING MARKETS EQUITY FUND (F/K/A VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND) (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe
Virtus Duff & Phelps Real Asset Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were each in the third quintile of the Expense Universe.
Virtus Duff & Phelps Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Developing Markets Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile of the Expense Universe.
Virtus KAR International Small-Mid Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus SGA Emerging Markets Equity Fund (f/k/a Virtus Vontobel Emerging Markets Opportunities Fund). The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Class A, C and I shares of Virtus SGA Emerging Markets Equity Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and any other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. The Board concluded that the profitability to the Subadvisers from each Fund was reasonable in light of the quality of the services rendered to the Funds by the Subadvisers as well as other factors.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds with investment advisory fees included breakpoints based on assets under management, and that expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2025, and that VIA had agreed to lower the expense caps applicable to Class A, C and I shares of Virtus SGA Emerging Markets Equity Fund.
56

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, AND VIRTUS SGA EMERGING MARKETS EQUITY FUND (F/K/A VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND) (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale. With respect to whether the Subadvisers realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
57

Virtus Duff & Phelps Real Asset Fund (the “Fund”),
a series of Virtus Opportunities Trust
Supplement dated March 1, 2024 to the Summary Prospectus
and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented
IMPORTANT NOTICE TO INVESTORS
The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:
	1 Year	5 Year	10 Years	Since Inception Class R6 (1/31/2022)
Class I
Return Before Taxes	4.95%	7.19%	3.60%	—
Return After Taxes on Distributions	4.26%	6.69%	3.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	5.54%	2.70%	—
Class A
Return Before Taxes	-1.01%	5.72%	2.76%	—
Class C
Return Before Taxes	3.91%	6.08%	2.55%	—
Class R6
Return Before Taxes	5.03%	—	—	1.51%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	22.20%	11.72%	7.92%	2.54%
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/DPIM Real Asset Performance Reclass (03/2024)

Virtus Duff & Phelps Global Infrastructure Fund (the “Fund”),
a series of Virtus Opportunities Trust
Supplement dated March 1, 2024, to the Summary Prospectus and the
Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective March 1, 2024, Rodney C. Clayton, CFA is added as portfolio manager of the Fund.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:
> Rodney C. Clayton, CFA, Managing Director and Portfolio Manager of Duff & Phelps. Mr. Clayton has served as a Portfolio Manager of the fund since March 2024.
> Connie M. Luecke, CFA, Senior Managing Director of Duff & Phelps. Ms. Luecke has served as a Portfolio Manager of the fund since inception in 2004.
> Steven Wittwer, CFA, CPA, Executive Managing Director, Senior Portfolio Manager and Head of Infrastructure Group of Duff & Phelps. Mr. Wittwer has served as Portfolio Manager of the fund since September 2018.
The row for the Fund in the table under “Duff & Phelps” beginning on page 109 of the Fund’s statutory prospectus is hereby replaced with the following:
Virtus Duff & Phelps Global Infrastructure Fund	Rodney C. Clayton, CFA (since March 2024) Connie M. Luecke, CFA (since the fund’s inception in 2004) Steven Wittwer, CFA, CPA (since September 2018)
In the narrative under the referenced table with respect to the Duff & Phelps portfolio managers, the biography of Mr. Clayton is hereby inserted:
Rodney C. Clayton, CFA. Mr. Clayton serves as Managing Director and Portfolio Manager for Energy Infrastructure at Duff & Phelps. Prior to joining Duff & Phelps in April 2016, Mr. Clayton was a senior manager due diligence analyst at UBS Financial Services, focusing on MLP and equity income strategies (2013 to 2016); and served as an equity research analyst at J.P. Morgan Securities covering the Exploration & Production, Engineering & Construction, and Environmental Services industries (2004 to 2013).
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020 DPIM Global Infrastructure Fund PM Addition (3/2024)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8638	05-24

Item 1.	Reports to Stockholders (cont.).

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/24/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/24/2024

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 5/23/2024

*	Print the name and title of each signing officer under his or her signature.